UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22148

Invesco Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders April 30, 2023

ICLO	Invesco AAA CLO Floating Rate Note ETF

PSR	Invesco Active U.S. Real Estate ETF

PSMB	Invesco Balanced Multi-Asset Allocation ETF

PSMC	Invesco Conservative Multi-Asset Allocation ETF

PSMG	Invesco Growth Multi-Asset Allocation ETF

IHYF	Invesco High Yield Bond Factor ETF

HIYS	Invesco High Yield Select ETF

PSMM	Invesco Moderately Conservative Multi-Asset Allocation ETF

PHDG	Invesco S&P 500® Downside Hedged ETF

ISDB	Invesco Short Duration Bond ETF

GTO	Invesco Total Return Bond ETF

GSY	Invesco Ultra Short Duration ETF

VRIG	Invesco Variable Rate Investment Grade ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 24, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco AAA CLO Floating Rate Note ETF (ICLO)

April 30, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
Asset-Backed Securities-98.78%
ABPCI Direct Lending Fund IX LLC (Cayman Islands), Series 2020-9A, Class A1R, 6.69% (3 mo. USD LIBOR + 1.40%), 11/18/2031(a)(b)	$500,000	$492,256
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 6.41% (3 mo. USD LIBOR + 1.15%), 12/02/2034(a)(b)	1,500,000	1,474,564
Aimco CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 6.24% (3 mo. USD LIBOR + 0.99%), 04/20/2034(a)(b)	1,500,000	1,466,212
Benefit Street Partners CLO III Ltd. (Cayman Islands), Series 2013-IIIA, Class A2R2, 6.90% (3 mo. USD LIBOR + 1.65%), 07/20/2029(a)(b)	850,000	843,973
Benefit Street Partners CLO XI (Cayman Islands), Series 2017-11A, Class A2R, 6.76% (3 mo. USD LIBOR + 1.50%), 04/15/2029(a)(b)	1,000,000	979,304
Benefit Street Partners CLO XII Ltd. (Cayman Islands), Series 2017-12A, Class A1R, 6.21% (3 mo. USD LIBOR + 0.95%), 10/15/2030(a)(b)	471,890	467,636
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class AR, 6.38% (3 mo. USD LIBOR + 1.12%), 07/18/2034(a)(b)	1,325,000	1,299,665
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2013-1A, Class A1RR, 5.82% (3 mo. USD LIBOR + 0.95%), 08/14/2030(a)(b)	720,196	714,730
Series 2014-2RA, Class A2, 6.19% (3 mo. USD LIBOR + 1.33%), 05/15/2031(a)(b)	1,000,000	970,177
CBAM Ltd. (Cayman Islands), Series 2017-1A, Class A1, 6.50% (3 mo. USD LIBOR + 1.25%), 07/20/2030(a)(b)	279,626	278,066
Cedar Funding IV CLO Ltd. (Cayman Islands), Series 2014-4A, Class ARR, 6.43% (3 mo. USD LIBOR + 1.16%), 07/23/2034(a)(b)	1,000,000	973,294
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R, 6.00% (3 mo. USD LIBOR + 1.05%), 05/29/2032(a)(b)	1,850,000	1,823,190
Elmwood CLO IX Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.38% (3 mo. USD LIBOR + 1.13%), 07/20/2034(a)(b)	1,640,000	1,612,268
Galaxy XXVIII CLO Ltd. (Cayman Islands), Series 2018-28A, Class A2, 6.56% (3 mo. USD LIBOR + 1.30%), 07/15/2031(a)(b)	750,000	744,302
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 6.16% (3 mo. USD LIBOR + 0.91%), 11/20/2030(a)(b)	900,000	890,368
Golub Capital Partners CLO 25M Ltd. (Cayman Islands), Series 2015-25A, Class AR, 6.19% (3 mo. USD LIBOR + 1.38%), 05/05/2030(a)(b)	1,300,799	1,291,189
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 6.97% (3 mo. USD LIBOR + 1.72%), 10/20/2031(a)(b) .	1,250,000	1,233,034

	Principal Amount	Value
Golub Capital Partners CLO 47(M) Ltd. (Cayman Islands), Series 2020-47A, Class A1, 6.49% (3 mo. USD LIBOR + 1.68%), 05/05/2032(a)(b)	$1,150,000	$1,132,381
Madison Park Funding XXVI Ltd. (Cayman Islands), Series 2017-26A, Class BR, 6.90% (3 mo. USD LIBOR + 1.60%), 07/29/2030(a)(b)	550,000	541,039
Madison Park Funding XXXVII Ltd. (Cayman Islands), Series 2019-37A, Class AR, 6.33% (3 mo. USD LIBOR + 1.07%), 07/15/2033(a)(b)	1,340,000	1,323,880
Mariner CLO LLC (Cayman Islands), Series 2016-3A, Class BR2, 6.77% (3 mo. USD LIBOR + 1.50%), 07/23/2029(a)(b)	1,000,000	989,415
Neuberger Berman CLO XV (Cayman Islands), Series 2013-15A, Class A1R2, 6.18% (3 mo. USD LIBOR + 0.92%), 10/15/2029(a)(b)	934,234	925,610
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1A4, 6.05% (3 mo. USD LIBOR + 1.13%), 05/21/2034(a)(b)	1,795,000	1,766,930
Rad CLO 5 Ltd. (Cayman Islands), Series 2019- 5A, Class BR, 6.97% (3 mo. USD LIBOR + 1.70%), 07/24/2032(a)(b)	2,000,000	1,967,480
Regatta XXII Funding Ltd. (Cayman Islands), Series 2022-2A, Class A, 6.59% (3 mo. Term SOFR + 1.54%), 07/20/2035(a)(b)	1,000,000	981,088
RR 1 LLC, Series 2017-1A, Class A1AB, 6.41% (3 mo. USD LIBOR + 1.15%), 07/15/2035(a)(b)	1,310,000	1,286,745
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 6.42% (3 mo. USD LIBOR + 1.16%), 04/17/2034(a)(b)	1,500,000	1,471,309
Sixth Street CLO XIX Ltd. (Cayman Islands), Series 2021-19A, Class A, 6.35% (3 mo. USD LIBOR + 1.10%), 07/20/2034(a)(b)	1,000,000	984,092
Symphony CLO XVI Ltd. (Cayman Islands), Series 2015-16A, Class AR, 6.41% (3 mo. USD LIBOR + 1.15%), 10/15/2031(a)(b)	500,000	494,930

Total Asset-Backed Securities (Cost $31,269,136)		31,419,127

	Shares
Money Market Funds-0.77%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(c)(d) (Cost $243,091)	243,091	243,091

TOTAL INVESTMENTS IN SECURITIES-99.55% (Cost $31,512,227)		31,662,218
OTHER ASSETS LESS LIABILITIES-0.45%		144,224

NET ASSETS-100.00%		$31,806,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco AAA CLO Floating Rate Note ETF (ICLO)–(continued)

April 30, 2023

(Unaudited)

Investment Abbreviations:

BR      -Bearer Shares

CLO    -Collateralized Loan Obligation

LIBOR-London Interbank Offered Rate

SOFR -Secured Overnight Financing Rate

USD   -U.S. Dollar

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $31,419,127, which represented 98.78% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,618,319	$(3,375,228)	$-	$-	$243,091	$2,631

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.

Portfolio Composition
Duration Breakdown (% of the Fund’s Net Assets)
as of April 30, 2023

Maturing in 6-10 Years	52.76

Maturing in 11-15 Years	46.02

Money Market Funds Plus Other Assets Less Liabilities	1.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Active U.S. Real Estate ETF (PSR)

April 30, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Apartments -8.50%
Apartment Income REIT Corp.	38,789	$1,434,417
AvalonBay Communities, Inc.	8,028	1,448,010
Camden Property Trust(b)	13,189	1,451,450
Equity Residential	22,711	1,436,471
Essex Property Trust, Inc.	6,560	1,441,429
Mid-America Apartment Communities, Inc.	9,276	1,426,649
UDR, Inc.	33,907	1,401,376

		10,039,802

Data Centers -9.24%
Digital Realty Trust, Inc.	56,435	5,595,530
Equinix, Inc.	7,349	5,321,264

		10,916,794

Diversified -2.75%
American Assets Trust, Inc.	52,242	950,804
Elme Communities(b)	78,159	1,346,680
W.P. Carey, Inc.(b)	12,784	948,573

		3,246,057

Free Standing -5.69%
Agree Realty Corp.	14,242	968,313
Essential Properties Realty Trust, Inc.	39,068	966,933
Four Corners Property Trust, Inc.	36,511	931,396
National Retail Properties, Inc.	22,126	962,481
NETSTREIT Corp.(b)	53,103	967,537
Realty Income Corp.	15,490	973,392
Spirit Realty Capital, Inc.	24,879	956,846

		6,726,898

Health Care-7.22%
CareTrust REIT, Inc.(b)	52,916	1,031,333
Healthcare Realty Trust, Inc.(b)	53,768	1,063,531
Healthpeak Properties, Inc.	49,849	1,095,183
National Health Investors, Inc.	20,861	1,038,252
Physicians Realty Trust(b)	72,629	1,047,310
Universal Health Realty Income Trust(b)	22,629	984,361
Ventas, Inc.	24,084	1,157,236
Welltower, Inc.	14,124	1,118,903

		8,536,109

Industrial-14.81%
Americold Realty Trust, Inc.	67,100	1,985,489
EastGroup Properties, Inc.	11,951	1,990,559
First Industrial Realty Trust, Inc.	37,686	1,977,384
Industrial Logistics Properties Trust	854,458	1,760,183
Plymouth Industrial REIT, Inc.(b)	96,859	1,960,426
Prologis, Inc.	15,870	1,987,718
Rexford Industrial Realty, Inc.	35,426	1,975,708
STAG Industrial, Inc.	58,731	1,989,219
Terreno Realty Corp.	30,474	1,876,894

		17,503,580

Infrastructure REITs-16.02%
American Tower Corp.	31,032	6,342,630
Crown Castle, Inc.	49,688	6,116,096
SBA Communications Corp., Class A	24,836	6,479,464

		18,938,190

	Shares	Value
Lodging Resorts-2.52%
Apple Hospitality REIT, Inc.	21,426	$319,033
Chatham Lodging Trust	32,621	334,039
DiamondRock Hospitality Co.	41,328	335,170
Host Hotels & Resorts, Inc.	20,568	332,585
Pebblebrook Hotel Trust(b)	23,580	335,543
RLJ Lodging Trust(b)	32,512	328,371
Ryman Hospitality Properties, Inc.(b)	3,706	332,280
Summit Hotel Properties, Inc.	50,179	323,153
Sunstone Hotel Investors, Inc.(b)	34,878	332,387

		2,972,561

Manufactured Homes-3.62%
Equity LifeStyle Properties, Inc.	21,397	1,474,253
Sun Communities, Inc.	9,988	1,387,633
UMH Properties, Inc.	93,540	1,421,808

		4,283,694

Office-3.70%
Alexandria Real Estate Equities, Inc.	5,984	743,093
Boston Properties, Inc.	14,004	747,253
Cousins Properties, Inc.(b)	35,165	766,949
Highwoods Properties, Inc.(b)	31,480	721,522
Kilroy Realty Corp.	23,933	699,801
Orion Office REIT, Inc.	112,342	689,780

		4,368,398

Regional Malls-0.84%
Simon Property Group, Inc.	8,752	991,777

Self Storage-7.41%
CubeSmart(b)	47,932	2,180,427
Extra Space Storage, Inc.(b)	14,237	2,164,593
National Storage Affiliates Trust	56,289	2,169,941
Public Storage	7,605	2,242,182

		8,757,143

Shopping Centers-7.37%
Acadia Realty Trust	72,289	976,624
Brixmor Property Group, Inc.	46,260	986,726
Federal Realty Investment Trust	9,766	965,760
Kimco Realty Corp.	50,331	965,852
Phillips Edison & Co., Inc.(b)	30,312	956,040
Regency Centers Corp.	15,772	968,874
Retail Opportunity Investments Corp.(b)	72,509	944,792
SITE Centers Corp.(b)	79,296	978,513
Urban Edge Properties(b)	66,270	972,181

		8,715,362

Single Family Homes-2.38%
American Homes 4 Rent, Class A	42,036	1,398,117
Invitation Homes, Inc.	42,339	1,412,853

		2,810,970

Specialty-5.29%
Gaming and Leisure Properties, Inc.	29,631	1,540,812
Lamar Advertising Co., Class A	14,804	1,564,487
Outfront Media, Inc.	94,060	1,567,040
VICI Properties, Inc.	46,576	1,580,789

		6,253,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Active U.S. Real Estate ETF (PSR)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Timber REITs-2.68%
PotlatchDeltic Corp.(b)	22,595	$1,044,567
Rayonier, Inc.	34,060	1,068,122
Weyerhaeuser Co.	35,386	1,058,395

		3,171,084

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $132,597,403)		118,231,547

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.63%
Invesco Private Government Fund, 4.83%(c)(d)(e)	4,180,188	4,180,188

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(c)(d)(e)	10,749,054	$10,749,054

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,929,411)		14,929,242

TOTAL INVESTMENTS IN SECURITIES-112.67% (Cost $147,526,814)		133,160,789
OTHER ASSETS LESS LIABILITIES-(12.67)%		(14,977,376)

NET ASSETS-100.00%.		$118,183,413

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,708,385	$(1,708,385)	$-	$-	$-	$992

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,689,902	17,092,578	(14,602,292)	-	-	4,180,188	48,254	*

Invesco Private Prime Fund	4,344,289	39,045,264	(32,640,699)	(245)	445	10,749,054	133,074	*

Total	$6,034,191	$57,846,227	$(48,951,376)	$(245)	$445	$14,929,242	$182,320

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Active U.S. Real Estate ETF (PSR)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Property Type and Sub-Industry Breakdown

(% of the Fund’s Net Assets)

as of April 30, 2023

Infrastructure REITs	16.02

Industrial	14.81

Data Centers	9.24

Apartments	8.50

Self Storage	7.41

Shopping Centers	7.37

Health Care	7.22

Free Standing	5.69

Specialty	5.29

Office	3.70

Manufactured Homes	3.62

Diversified	2.75

Timber REITs	2.68

Lodging Resorts	2.52

Single Family Homes	2.38

Regional Malls	0.84

Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

April 30, 2023

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers- 105.52%(a)

	% of Net Assets 04/30/23	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/23	Value 04/30/23
Domestic Equity Funds-43.39%
Invesco Preferred ETF	-	$714,131	$-	$(709,377)	$163,225	$(167,979)	$-	-	$-
Invesco RAFI™ Strategic US ETF	12.79%	4,272,279	1,614,291	(1,996,858)	223,277	69,983	38,812	107,753	4,182,972
Invesco RAFI™ Strategic US Small Company ETF	-	1,122,628	297,144	(1,450,919)	(46,714)	77,861	5,044	-	-
Invesco Russell 1000® Dynamic Multifactor ETF	8.64%	3,122,082	864,115	(1,520,435)	304,777	52,691	28,272	59,014	2,823,230
Invesco S&P 500® Low Volatility ETF	4.55%	1,671,549	500,848	(735,405)	22,563	27,434	18,650	23,256	1,486,989
Invesco S&P 500® Pure Growth ETF	12.90%	4,887,778	1,522,342	(2,085,709)	(84,644)	(23,288)	34,844	27,669	4,216,479
Invesco S&P MidCap Low Volatility ETF(b)	2.80%	1,121,324	307,475	(514,908)	(14,416)	16,702	10,995	17,501	916,177
Invesco S&P SmallCap Low Volatility ETF(b)	1.71%	755,166	233,480	(355,158)	(95,825)	21,878	7,500	13,792	559,541

Total Domestic Equity Funds		17,666,937	5,339,695	(9,368,769)	472,243	75,282	144,117		14,185,388

Fixed Income Funds-39.46%
Invesco 1-30 Laddered Treasury ETF	11.91%	4,306,541	1,360,478	(2,080,820)	378,592	(72,148)	49,696	129,582	3,892,643
Invesco Emerging Markets Sovereign Debt ETF	2.02%	789,280	220,134	(452,506)	165,567	(63,043)	24,020	34,274	659,432
Invesco Fundamental High Yield® Corporate Bond ETF	5.57%	1,435,080	1,183,914	(865,067)	56,614	11,056	39,542	104,270	1,821,597
Invesco Investment Grade Defensive ETF	2.13%	674,361	329,130	(329,776)	21,582	1,641	12,066	28,811	696,938
Invesco Investment Grade Value ETF	-	357,531	201,435	(582,824)	61,733	(37,875)	5,706	-	-
Invesco PureBetaSM 0-5 Yr US TIPS ETF	4.09%	1,416,679	524,033	(625,865)	23,246	15,169	88	53,513	1,336,220
Invesco Senior Loan ETF(b)	2.48%	888,991	292,493	(377,334)	7,374	791	37,829	38,904	812,315
Invesco Taxable Municipal Bond ETF	4.80%	1,925,641	508,134	(1,014,582)	227,987	(76,061)	31,288	58,125	1,571,119
Invesco Variable Rate Investment Grade ETF	6.46%	1,758,639	1,336,911	(1,011,075)	20,907	6,782	63,712	85,065	2,112,164

Total Fixed Income Funds		13,552,743	5,956,662	(7,339,849)	963,602	(213,688)	263,947		12,902,428

Foreign Equity Funds-7.26%
Invesco RAFI™ Strategic Developed ex-US ETF	-	1,613,947	302,825	(2,076,737)	276,186	(116,221)	4,174	-	-
Invesco RAFI™ Strategic Emerging Markets ETF	-	914,573	382,737	(1,538,375)	337,528	(96,463)	4,039	-	-
Invesco S&P Emerging Markets Low Volatility ETF	2.77%	974,070	309,495	(475,900)	97,981	1,877	10,533	38,536	907,523
Invesco S&P International Developed Low Volatility ETF	4.49%	1,572,867	433,705	(745,184)	204,152	1,814	27,919	51,905	1,467,354

Total Foreign Equity Funds		5,075,457	1,428,762	(4,836,196)	915,847	(208,993)	46,665		2,374,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Balanced Multi-Asset Allocation ETF (PSMB)–(continued)

April 30, 2023

(Unaudited)

Schedule of Investments in Affiliated Issuers- 105.52%(a)

	% of Net Assets 04/30/23	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 04/30/23	Value 04/30/23
Money Market Funds-9.83%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(c)	9.83%	$1,204	$3,848,585	$(634,844)	$-	$-		$18,384		3,214,945	$3,214,945

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $34,327,241)	99.94%	36,296,341	16,573,704	(22,179,658)	2,351,692	(347,399)		473,113			32,677,638

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.58%
Invesco Private Government Fund, 4.83%(c)(d)	1.56%	250,046	8,885,034	(8,624,096)	-	-		9,892	*	510,984	510,984
Invesco Private Prime Fund, 4.99%(c)(d)	4.02%	643,159	20,039,819	(19,368,281)	(7)	(285)		26,888	*	1,314,405	1,314,405

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,825,391)	5.58%	893,205	28,924,853	(27,992,377)	(7)	(285)		36,780			1,825,389

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $36,152,632)	105.52%	$37,189,546	$45,498,557	$(50,172,035)	$2,351,685	$(347,684	)(e)	$509,893			$34,503,027

OTHER ASSETS LESS LIABILITIES	(5.52)%										(1,806,473)

NET ASSETS	100.00%										$32,696,554

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco PureBetaSM 0-5 Yr US TIPS ETF	$17,042

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Balanced Multi-Asset Allocation ETF (PSMB)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Market Segment Breakdown* (% of the Fund’s Net Assets)

as of April 30, 2023

U.S. Equities	43.39

Fixed Income	39.46

International and Developed Equities	4.49

Emerging Markets Equities	2.77

Money Market Funds Plus Other Assets Less Liabilities	9.89
* Reflects exposure achieved through investments in underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

April 30, 2023

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers- 108.96%(a)

	% of Net Assets 04/30/23	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 04/30/23	Value 04/30/23
Domestic Equity Funds-13.51%
Invesco Preferred ETF	-	$419,303	$-	$(416,355)	$131,706	$(134,654)	$-	-	$-
Invesco RAFI™ Strategic US ETF(b) .	2.81%	344,513	159,412	(238,440)	14,677	13,278	2,934	7,559	293,440
Invesco RAFI™ Strategic US Small Company ETF	-	213,438	70,263	(295,935)	21,610	(9,376)	1,117	-	-
Invesco Russell 1000® Dynamic Multifactor ETF	3.02%	369,713	171,652	(276,119)	37,799	12,747	3,452	6,601	315,792
Invesco S&P 500® Low Volatility ETF	3.01%	373,898	168,630	(243,679)	13,283	1,941	4,243	4,912	314,073
Invesco S&P 500® Pure Growth ETF	4.67%	599,162	284,942	(389,718)	5,819	(12,252)	4,203	3,202	487,953

Total Domestic Equity Funds		2,320,027	854,899	(1,860,246)	224,894	(128,316)	15,949		1,411,258

Fixed Income Funds-77.90%
Invesco 1-30 Laddered Treasury ETF	13.86%	1,625,547	774,747	(1,096,097)	163,587	(19,976)	19,958	48,196	1,447,808
Invesco Emerging Markets Sovereign Debt ETF	4.00%	421,311	276,516	(359,183)	80,797	(1,490)	16,459	21,723	417,951
Invesco Fundamental High Yield® Corporate Bond ETF	14.67%	1,564,878	1,006,349	(1,118,525)	79,234	288	35,660	87,706	1,532,224
Invesco Investment Grade Defensive ETF	4.74%	464,443	367,387	(357,799)	17,186	3,154	9,057	20,437	494,371
Invesco Investment Grade Value ETF	-	251,942	160,103	(433,559)	61,018	(39,504)	4,512	-	-
Invesco PureBetaSM 0-5 Yr US TIPS ETF	6.89%	802,101	428,659	(521,044)	20,433	1,133	-	28,833	719,960
Invesco Senior Loan ETF(b)	5.52%	626,366	366,730	(425,270)	9,645	(1,016)	29,147	27,608	576,455
Invesco Taxable Municipal Bond ETF(b)	14.91%	1,974,209	794,627	(1,399,193)	312,511	(125,091)	33,496	57,605	1,557,063
Invesco Variable Rate Investment Grade ETF	13.31%	1,416,142	989,142	(1,040,362)	17,928	7,258	44,987	55,985	1,390,108

Total Fixed Income Funds		9,146,939	5,164,260	(6,751,032)	762,339	(175,244)	193,276		8,135,940

Foreign Equity Funds-1.89%
Invesco RAFI™ Strategic Developed ex-US ETF	-	212,963	65,373	(310,967)	46,059	(13,428)	827	-	-
Invesco RAFI™ Strategic Emerging Markets ETF	-	126,029	56,228	(221,640)	63,737	(24,354)	648	-	-
Invesco S&P International Developed Low Volatility ETF	1.89%	224,439	99,795	(159,351)	34,487	(1,650)	3,934	6,994	197,720

Total Foreign Equity Funds		563,431	221,396	(691,958)	144,283	(39,432)	5,409		197,720

Money Market Funds-6.93%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(c)	6.93%	-	1,008,990	(285,144)	-	-	3,706	723,846	723,846

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.23% (Cost $11,452,429)	100.23%	12,030,397	7,249,545	(9,588,380)	1,131,516	(342,992)	218,340		10,468,764

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Conservative Multi-Asset Allocation ETF (PSMC)–(continued)

April 30, 2023

(Unaudited)

Schedule of Investments in Affiliated Issuers- 108.96%(a)

	% of Net Assets 04/30/23	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)		Dividend Income		Shares 04/30/23	Value 04/30/23

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.73%
Invesco Private Government Fund, 4.83%(c)(d)	2.44%	$297,696	$5,156,942	$(5,199,337)	$-	$-		$6,455	*	255,301	$255,301
Invesco Private Prime Fund, 4.99%(c)(d)	6.29%	765,328	11,841,966	(11,950,794)	(8)	(4)		17,376	*	656,488	656,488

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $911,789)	8.73%	1,063,024	16,998,908	(17,150,131)	(8)	(4)		23,831			911,789

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $12,364,218)	108.96%	$13,093,421	$24,248,453	$(26,738,511)	$1,131,508	$(342,996	)(e)	$242,171			$11,380,553

OTHER ASSETS LESS LIABILITIES	(8.96)%										(935,818)

NET ASSETS	100.00%										$10,444,735

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco PureBetaSM 0-5 Yr US TIPS ETF	$11,322

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Portfolio Composition

Market Segment Breakdown* (% of the Fund’s Net Assets)

as of April 30, 2023

Fixed Income	77.90

U.S. Equities	13.51

International and Developed Equities	1.89

Emerging Markets Equities	0.00

Money Market Funds Plus Other Assets Less Liabilities	6.70
* Reflects exposure achieved through investments in underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Growth Multi-Asset Allocation ETF (PSMG)

April 30, 2023

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers- 107.80%(a)

	% of Net Assets 04/30/23	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/23	Value 04/30/23
Domestic Equity Funds-57.46%
Invesco RAFI™ Strategic US ETF(b)	16.24%	$3,940,718	$2,451,442	$(2,140,635)	$135,713	$108,856	$44,260	115,819	$4,496,094
Invesco RAFI™ Strategic US Small Company ETF	-	1,168,776	609,827	(1,799,057)	(114,267)	134,721	7,039	-	-
Invesco Russell 1000® Dynamic Multifactor ETF	11.72%	3,017,007	1,592,138	(1,728,067)	271,684	92,751	34,656	67,841	3,245,513
Invesco S&P 500® Low Volatility ETF	8.97%	2,350,442	1,299,555	(1,234,532)	19,406	49,262	30,340	38,851	2,484,133
Invesco S&P 500® Pure Growth ETF(b)	14.93%	4,069,875	2,278,152	(2,032,578)	(165,237)	(16,329)	35,633	27,127	4,133,883
Invesco S&P MidCap Low Volatility ETF(b)	3.37%	964,080	497,321	(519,984)	(42,116)	35,304	11,796	17,853	934,605
Invesco S&P SmallCap Low Volatility ETF	2.23%	703,585	388,671	(387,150)	(122,015)	35,561	8,613	15,249	618,652

Total Domestic Equity Funds		16,214,483	9,117,106	(9,842,003)	(16,832)	440,126	172,337		15,912,880

Fixed Income Funds-20.48%
Invesco 1-30 Laddered Treasury ETF	9.34%	2,345,842	1,405,726	(1,333,665)	198,362	(28,169)	32,415	86,155	2,588,096
Invesco Fundamental High Yield® Corporate Bond ETF	2.44%	518,752	468,444	(334,403)	18,721	3,701	14,279	38,650	675,215
Invesco Investment Grade Defensive ETF	2.14%	514,282	350,846	(289,676)	16,842	71	10,046	24,488	592,365
Invesco PureBetaSM 0-5 Yr US TIPS ETF	2.05%	512,333	321,307	(272,318)	8,961	5,475	18	22,730	567,568
Invesco Senior Loan ETF(b)	1.49%	387,174	223,518	(200,259)	2,125	1,409	19,123	19,826	413,967
Invesco Taxable Municipal Bond ETF(b)	1.03%	388,515	145,100	(274,150)	58,933	(34,367)	5,513	10,508	284,031
Invesco Variable Rate Investment Grade ETF	1.99%	510,935	306,836	(273,835)	5,970	2,065	16,336	22,230	551,971

Total Fixed Income Funds		5,177,833	3,221,777	(2,978,306)	309,914	(49,815)	97,730		5,673,213

Foreign Equity Funds-9.90%
Invesco RAFI™ Strategic Developed ex-US ETF	-	1,560,422	645,920	(2,369,840)	232,002	(68,504)	5,760	-	-
Invesco RAFI™ Strategic Emerging Markets ETF	-	867,403	556,366	(1,658,380)	316,974	(82,363)	4,854	-	-
Invesco S&P Emerging Markets Low Volatility ETF	3.90%	1,000,061	549,888	(579,907)	90,679	18,717	13,183	45,836	1,079,438
Invesco S&P International Developed Low Volatility ETF	6.00%	1,529,574	780,941	(851,193)	198,028	4,700	33,049	58,792	1,662,050

Total Foreign Equity Funds		4,957,460	2,533,115	(5,459,320)	837,683	(127,450)	56,846		2,741,488

Money Market Funds-12.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(c)	12.08%	-	3,641,524	(296,503)	-	-	18,829	3,345,021	3,345,021

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $28,557,289)	99.92%	26,349,776	18,513,522	(18,576,132)	1,130,765	262,861	345,742		27,672,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Growth Multi-Asset Allocation ETF (PSMG)–(continued)

April 30, 2023

(Unaudited)

Schedule of Investments in Affiliated Issuers- 107.80%(a)

	% of Net Assets 04/30/23	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 04/30/23	Value 04/30/23

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.88%
Invesco Private Government Fund, 4.83%(c)(d)	2.21%	$149,010	$5,025,101	$(4,563,572)	$-	$-	$6,307	*	610,539	$610,539
Invesco Private Prime Fund, 4.99%(c)(d)	5.67%	348,025	9,747,366	(8,525,166)	(55)	(1)	16,745	*	1,570,169	1,570,169

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,180,730)	7.88%	497,035	14,772,467	(13,088,738)	(55)	(1)	23,052			2,180,708

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $30,738,019)	107.80%	$26,846,811	$33,285,989	$(31,664,870)	$1,130,710	$262,860(e)	$368,794			$29,853,310

OTHER ASSETS LESS LIABILITIES	(7.80)%									(2,159,119)

NET ASSETS	100.00%									$27,694,191

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco PureBetaSM 0-5 Yr US TIPS ETF	$8,190

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Portfolio Composition

Market Segment Breakdown* (% of the Fund’s Net Assets)

as of April 30, 2023
U.S. Equities	57.46

Fixed Income	20.48

International and Developed Equities	6.00

Emerging Markets Equities	3.90

Money Market Funds Plus Other Assets Less Liabilities	12.16
* Reflects exposure achieved through investments in underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco High Yield Bond Factor ETF (IHYF)

April 30, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.10%
Advertising-0.27%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$126,000	$98,158

Aerospace & Defense-1.37%
Howmet Aerospace, Inc.
5.13%, 10/01/2024	45,000	44,877
6.88%, 05/01/2025	115,000	118,594
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)	62,000	66,722
TransDigm, Inc., 6.25%, 03/15/2026(b)	274,000	275,724

		505,917

Agricultural & Farm Machinery-0.16%
Titan International, Inc., 7.00%, 04/30/2028	65,000	58,175

Air Freight & Logistics-0.32%
Rand Parent LLC, 8.50%, 02/15/2030(b)	128,000	116,105

Alternative Carriers-0.65%
Lumen Technologies, Inc., 4.00%, 02/15/2027, (Acquired 01/31/2023 - 03/02/2023; Cost $118,655)(b)(c)	144,000	96,321
Qwest Corp., 7.25%, 09/15/2025	77,000	68,470
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	100,000	75,823

		240,614

Aluminum-0.23%
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	106,000	84,136

Apparel Retail-0.46%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	67,000	56,751
Gap, Inc. (The), 3.63%, 10/01/2029(b)	161,000	114,167

		170,918

Apparel, Accessories & Luxury Goods-0.74%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	88,000	82,897
Hanesbrands, Inc., 4.88%, 05/15/2026(b)	81,000	76,434
Under Armour, Inc., 3.25%, 06/15/2026	122,000	112,152

		271,483

Application Software-0.53%
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	50,000	45,087
Open Text Holdings, Inc. (Canada)
4.13%, 02/15/2030(b)	103,000	88,110
4.13%, 12/01/2031(b)	76,000	62,987

		196,184

Asset Management & Custody Banks-0.15%
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	58,000	54,165

Automobile Manufacturers-3.38%
Ford Motor Credit Co. LLC
5.13%, 06/16/2025	200,000	194,993
4.13%, 08/04/2025	200,000	189,613
3.38%, 11/13/2025	200,000	186,021

	Principal Amount	Value
Automobile Manufacturers-(continued)
Jaguar Land Rover Automotive PLC (United Kingdom)
7.75%, 10/15/2025(b)	$200,000	$198,833
5.88%, 01/15/2028(b)	200,000	173,155
Nissan Motor Co. Ltd. (Japan), 4.35%, 09/17/2027(b)	200,000	183,389
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	123,000	116,662

		1,242,666

Automotive Parts & Equipment-1.29%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	37,000	37,286
Dana, Inc., 4.25%, 09/01/2030	84,000	68,115
IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	200,000	180,259
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	192,000	187,822

		473,482

Automotive Retail-0.10%
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	45,000	37,802

Broadcasting-2.80%
AMC Networks, Inc., 4.75%, 08/01/2025	72,000	66,881
iHeartCommunications, Inc.
6.38%, 05/01/2026.	72,000	61,885
8.38%, 05/01/2027(e)	45,000	29,738
Liberty Interactive LLC, 8.25%, 02/01/2030	79,000	23,906
Paramount Global, 6.38%, 03/30/2062(e)(f)	298,000	255,946
Scripps Escrow II, Inc., 5.38%, 01/15/2031(b)	160,000	111,344
TEGNA, Inc.
4.75%, 03/15/2026(b)	150,000	143,392
4.63%, 03/15/2028.	155,000	138,578
Univision Communications, Inc., 5.13%, 02/15/2025(b)	73,000	71,975
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	60,919
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	69,000	66,689

		1,031,253

Broadline Retail-2.87%
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b) .	90,000	65,818
Kohl’s Corp.
4.63%, 05/01/2031.	90,000	61,478
5.55%, 07/17/2045.	100,000	58,384
Macy’s Retail Holdings LLC
5.88%, 04/01/2029(b)(e)	242,000	221,897
6.13%, 03/15/2032(b)	93,000	81,502
Nordstrom, Inc.
6.95%, 03/15/2028	63,000	60,873
4.38%, 04/01/2030	184,000	144,147
4.25%, 08/01/2031	96,000	71,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Broadline Retail-(continued)
QVC, Inc.
4.75%, 02/15/2027	$125,000	$63,279
5.45%, 08/15/2034	68,000	29,315
Rakuten Group, Inc. (Japan), 10.25%, 11/30/2024(b)	200,000	197,120

		1,055,212

Building Products-2.48%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)	194,000	170,204
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	89,000	67,076
JELD-WEN, Inc.
6.25%, 05/15/2025(b)	52,000	52,432
4.63%, 12/15/2025(b)	81,000	78,282
4.88%, 12/15/2027(b)(e)	60,000	52,583
Masonite International Corp.
5.38%, 02/01/2028(b)	100,000	96,395
3.50%, 02/15/2030(b)	90,000	77,188
Standard Industries, Inc.
5.00%, 02/15/2027(b)	89,000	85,251
4.75%, 01/15/2028(b)	80,000	74,901
4.38%, 07/15/2030(b)	108,000	93,354
3.38%, 01/15/2031(b)	81,000	64,196

		911,862

Cable & Satellite-5.72%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	200,000	159,711
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	88,000	86,509
5.13%, 05/01/2027(b)	456,000	430,961
CSC Holdings LLC, 4.63%, 12/01/2030(b)	200,000	97,827
DIRECTV Financing LLC/DIRECTV Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(b)	240,000	210,881
DISH DBS Corp.
7.75%, 07/01/2026.	184,000	106,514
5.25%, 12/01/2026(b)	159,000	121,747
7.38%, 07/01/2028.	176,000	88,361
5.13%, 06/01/2029.	119,000	54,997
DISH Network Corp., 11.75%, 11/15/2027(b)	137,000	129,568
Lcpr Senior Secured Financing DAC, 5.13%, 07/15/2029(b)	200,000	171,526
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(b)	200,000	190,250
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 09/15/2026(b)	67,000	52,213
6.50%, 09/15/2028(b)	40,000	18,700
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	186,050

		2,105,815

Casinos & Gaming-3.22%
Affinity Interactive, 6.88%, 12/15/2027(b)	187,000	168,387
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)	45,000	39,519
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)(e)	118,000	119,080

	Principal Amount	Value
Casinos & Gaming-(continued)
Las Vegas Sands Corp.
3.20%, 08/08/2024.	$82,000	$79,440
2.90%, 06/25/2025(e)	200,000	189,602
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	166,339
MGM Resorts International, 6.75%, 05/01/2025	36,000	36,383
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	61,000	54,659
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	234,000	165,766
Sands China Ltd. (Macau), 3.75%, 08/08/2031.	200,000	165,330

		1,184,505

Coal & Consumable Fuels-0.32%
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	140,000	119,557

Commercial & Residential Mortgage Finance-0.55%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	78,000	77,326
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	81,000	82,445
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026(b)	49,000	43,684

		203,455

Commodity Chemicals-0.32%
Methanex Corp. (Canada), 5.25%, 12/15/2029	127,000	119,347

Communications Equipment-0.73%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)(e)	40,000	37,652
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(e)	79,000	74,734
Viasat, Inc., 5.63%, 09/15/2025(b)	162,000	154,875

		267,261

Construction & Engineering-0.13%
AECOM, 5.13%, 03/15/2027	48,000	47,090

Construction Machinery & Heavy Transportation Equipment-0.37%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)(e)	40,000	39,751
Trinity Industries, Inc., 4.55%, 10/01/2024	100,000	97,616

		137,367

Construction Materials-0.38%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	70,000	66,412
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	78,000	74,978

		141,390

Consumer Finance-2.87%
Ally Financial, Inc., 5.75%, 11/20/2025	92,000	89,472
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	194,400
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	80,000	76,319
Navient Corp.
5.00%, 03/15/2027(e)	116,000	104,617
5.63%, 08/01/2033.	62,000	46,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp.
6.88%, 03/15/2025(e)	$72,000	$70,550
7.13%, 03/15/2026	140,000	136,600
PRA Group, Inc., 7.38%, 09/01/2025(b)	140,000	139,687
Synchrony Financial, 7.25%, 02/02/2033	215,000	198,040

		1,056,243

Distributors-0.67%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)	64,000	64,147
Performance Food Group, Inc., 6.88%, 05/01/2025(b)	180,000	181,704

		245,851

Diversified Banks-1.29%
Commerzbank AG (Germany), 8.13%, 09/19/2023(b)	200,000	197,887
Freedom Mortgage Corp.
8.25%, 04/15/2025(b)	90,000	83,798
7.63%, 05/01/2026(b)	50,000	42,815
Intesa Sanpaolo S.p.A. (Italy), 4.20%, 06/01/2032(b)(f)	200,000	151,776

		476,276

Diversified Chemicals-0.52%
Chemours Co. (The), 5.75%, 11/15/2028(b)	160,000	142,391
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	78,000	48,435

		190,826

Diversified Financial Services-2.71%
AG Issuer LLC, 6.25%, 03/01/2028(b)	92,000	85,610
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	200,000	174,780
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	209,000	171,617
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	79,000	33,874
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/2031(b)	200,000	156,695
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)(e)	163,000	144,765
United Wholesale Mortgage LLC
5.50%, 11/15/2025(b)	121,000	115,423
5.75%, 06/15/2027(b)	47,000	42,873
5.50%, 04/15/2029(b)	85,000	73,399

		999,036

Diversified Metals & Mining-0.65%
Mineral Resources Ltd. (Australia)
8.13%, 05/01/2027(b)	86,000	86,837
8.50%, 05/01/2030(b)	148,000	150,749

		237,586

Diversified Real Estate Activities-0.12%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	51,000	46,107

Diversified REITs-0.20%
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)	82,000	72,874

	Principal Amount	Value
Diversified Support Services-1.58%
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(b)	$81,000	$62,001
5.75%, 11/01/2028(b)	87,000	55,109
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	307,000	289,248
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 04/15/2024(b)	39,000	38,866
5.75%, 04/15/2026(b)	120,000	119,249
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	15,000	15,544

		580,017

Education Services-0.31%
Grand Canyon University, 4.13%, 10/01/2024	118,000	112,442

Electric Utilities-1.40%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	195,291
Midland Cogeneration Venture L.P., 6.00%, 03/15/2025(b)	56,844	57,697
NRG Energy, Inc.
5.25%, 06/15/2029(b)	83,000	76,656
3.63%, 02/15/2031(b)	87,000	70,551
3.88%, 02/15/2032(b)	144,000	116,458

		516,653

Electrical Components & Equipment-0.32%
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	114,000	116,102

Electronic Components-0.72%
Imola Merger Corp., 4.75%, 05/15/2029(b)	160,000	138,729
Likewize Corp., 9.75%, 10/15/2025(b)	141,000	126,184

		264,913

Environmental & Facilities Services-0.24%
Harsco Corp., 5.75%, 07/31/2027(b)	73,000	61,735
Stericycle, Inc., 5.38%, 07/15/2024(b)	28,000	27,871

		89,606

Financial Exchanges & Data-0.31%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	189,000	114,345

Food Distributors-0.89%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	224,000	177,038
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	107,000	101,661
US Foods, Inc., 6.25%, 04/15/2025(b)	50,000	50,337

		329,036

Food Retail-0.34%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	128,000	123,921

Footwear-0.41%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)(e)	147,000	149,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Gas Utilities-0.66%
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.63%, 05/20/2024	$122,000	$121,278
5.88%, 08/20/2026	60,000	57,938
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	75,000	63,445

		242,661

Health Care Distributors-0.45%
Owens & Minor, Inc.
4.50%, 03/31/2029(b)	86,000	69,070
6.63%, 04/01/2030(b)	110,000	95,833

		164,903

Health Care Equipment-1.01%
Community Health Systems, Inc.
6.00%, 01/15/2029(b)	160,000	141,971
6.88%, 04/15/2029(b)	102,000	75,572
6.13%, 04/01/2030(b)	84,000	59,860
Varex Imaging Corp., 7.88%, 10/15/2027(b)	96,000	95,142

		372,545

Health Care Facilities-0.85%
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	95,000	91,534
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	26,000	21,657
Tenet Healthcare Corp., 4.88%, 01/01/2026	204,000	201,201

		314,392

Health Care REITs-0.61%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027	148,000	124,166
4.63%, 08/01/2029	131,000	99,360

		223,526

Health Care Services-1.45%
Community Health Systems, Inc.
8.00%, 03/15/2026(b)	126,000	125,044
5.25%, 05/15/2030(b)	83,000	69,255
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	6,161
ModivCare, Inc., 5.88%, 11/15/2025(b)	97,000	92,782
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	75,000	67,784
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	192,000	171,567

		532,593

Health Care Technology-0.30%
AthenaHealth Group, Inc., 6.50%, 02/15/2030(b)	135,000	111,012

Home Furnishings-0.20%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	87,000	72,250

Home Improvement Retail-0.29%
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	117,000	106,330

	Principal Amount	Value
Homebuilding-1.59%
Brookfield Residential Properties, Inc./ Brookfield Residential US LLC (Canada), 6.25%, 09/15/2027(b)	$88,000	$80,752
LGI Homes, Inc., 4.00%, 07/15/2029(b)	202,000	165,207
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	80,000	74,696
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028.	78,000	71,076
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	80,000	79,385
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	118,000	113,549

		584,665

Hotel & Resort REITs-0.74%
Service Properties Trust
4.50%, 03/15/2025	19,000	17,691
4.75%, 10/01/2026	150,000	129,854
4.95%, 02/15/2027(e)	149,000	126,472

		274,017

Hotels, Resorts & Cruise Lines-2.33%
Carnival Corp.
5.75%, 03/01/2027(b)	282,000	232,396
6.00%, 05/01/2029(b)	200,000	157,160
Royal Caribbean Cruises Ltd.
11.50%, 06/01/2025(b)	90,000	95,634
5.50%, 04/01/2028(b)	138,000	121,818
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	66,000	66,896
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	188,000	185,170

		859,074

Housewares & Specialties-0.48%
Newell Brands, Inc., 4.70%, 04/01/2026	183,000	174,955

Human Resource & Employment Services-0.37%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	144,000	134,477

Independent Power Producers & Energy Traders-0.63%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	270,000	171,248
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	63,000	61,546

		232,794

Industrial Machinery & Supplies & Components-0.66%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	57,000	50,302
Chart Industries, Inc., 9.50%, 01/01/2031(b)	126,000	133,550
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	65,000	58,447

		242,299

Insurance Brokers-0.27%
HUB International Ltd., 7.00%, 05/01/2026(b) .	98,000	97,692

Integrated Oil & Gas-0.72%
Occidental Petroleum Corp.
5.88%, 09/01/2025	134,000	135,557
5.55%, 03/15/2026	129,000	130,246

		265,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Integrated Telecommunication Services-2.57%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	$200,000	$190,875
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	53,000	41,472
Frontier North, Inc., Series G, 6.73%, 02/15/2028	154,000	137,742
Level 3 Financing, Inc.
3.40%, 03/01/2027(b)	90,000	70,506
3.88%, 11/15/2029(b)	160,000	116,995
10.50%, 05/15/2030(b)	67,000	64,209
Ligado Networks LLC, 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(d)	36,745	12,034
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	195,569
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	140,000	115,441

		944,843

Interactive Media & Services-0.92%
CSC Holdings LLC
5.25%, 06/01/2024	69,000	67,366
6.50%, 02/01/2029(b)	200,000	167,214
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	37,000	27,150
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)(g)	101,000	2,651
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	72,000	48,771
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	24,000	24,178

		337,330

Internet Services & Infrastructure-0.11%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	43,000	40,017

Investment Banking & Brokerage-0.91%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	47,000	46,970
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	159,000	156,663
NFP Corp., 6.88%, 08/15/2028(b)	119,000	103,928
StoneX Group, Inc., 8.63%, 06/15/2025(b)	26,000	26,360

		333,921

IT Consulting & Other Services-0.37%
Sabre GLBL, Inc., 7.38%, 09/01/2025(b)	117,000	104,101
Unisys Corp., 6.88%, 11/01/2027(b)	49,000	32,680

		136,781

Leisure Facilities-0.69%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	125,000	134,512
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	48,000	47,914
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	70,000	70,607

		253,033

Leisure Products-0.30%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	142,000	111,885

	Principal Amount	Value
Marine Transportation-0.56%
NCL Corp. Ltd., 5.88%, 03/15/2026(b)(e)	$161,000	$138,854
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	81,000	64,900
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp., 8.50%, 07/15/2023(h)	107,000	2,943

		206,697

Metal, Glass & Plastic Containers-1.43%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(b)	200,000	196,993
4.13%, 08/15/2026(b)	200,000	188,715
Ball Corp., 4.88%, 03/15/2026	73,000	72,400
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	49,000	40,852
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	28,000	26,605

		525,565

Mortgage REITs-0.21%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	82,000	77,190

Movies & Entertainment-1.24%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	195,248
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	145,000	148,095
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	60,000	43,772
Netflix, Inc., 5.38%, 11/15/2029(b)	68,000	69,578

		456,693

Multi-Utilities-0.45%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(f)	204,000	165,217

Office REITs-0.51%
Office Properties Income Trust
4.50%, 02/01/2025	124,000	105,551
2.65%, 06/15/2026	57,000	39,937
2.40%, 02/01/2027	67,000	43,023

		188,511

Office Services & Supplies-1.25%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	144,282
Interface, Inc., 5.50%, 12/01/2028(b)	180,000	144,475
Pitney Bowes, Inc.
6.88%, 03/15/2027(b)	153,000	117,891
7.25%, 03/15/2029(b)	75,000	55,204

		461,852

Oil & Gas Drilling-1.30%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	84,000	82,277
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	144,000	138,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Oil & Gas Drilling-(continued)
Rockies Express Pipeline LLC
3.60%, 05/15/2025(b)	$118,000	$111,998
7.50%, 07/15/2038(b)	62,000	56,906
6.88%, 04/15/2040(b)	104,000	90,648

		480,040

Oil & Gas Equipment & Services-0.49%
Oceaneering International, Inc., 4.65%, 11/15/2024	92,000	90,648
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	90,000	89,145

		179,793

Oil & Gas Exploration & Production-3.59%
CNX Resources Corp., 7.38%, 01/15/2031(b)	47,000	45,394
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	141,000	121,184
Crescent Energy Finance LLC
7.25%, 05/01/2026(b)	60,000	57,552
9.25%, 02/15/2028(b)	160,000	159,781
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.25%, 11/01/2028(b)	185,000	177,410
6.00%, 04/15/2030(b)	75,000	69,969
6.00%, 02/01/2031(b)	58,000	53,672
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026(b)	57,000	53,356
10.50%, 05/15/2027(b)	46,000	44,467
Murphy Oil Corp., 6.13%, 12/01/2042	90,000	77,187
PDC Energy, Inc., 6.13%, 09/15/2024	77,000	76,717
Southwestern Energy Co., 5.70%, 01/23/2025 .	88,000	87,931
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	39,000	33,025
Vital Energy, Inc., 10.13%, 01/15/2028(e)	100,000	100,667
WPX Energy, Inc., 5.25%, 09/15/2024	161,000	162,077

		1,320,389

Oil & Gas Refining & Marketing-1.49%
CVR Energy, Inc., 5.25%, 02/15/2025(b)	105,000	101,650
EnLink Midstream Partners L.P.
4.15%, 06/01/2025	28,000	27,110
4.85%, 07/15/2026	118,000	115,050
NuStar Logistics L.P.
6.00%, 06/01/2026	70,000	68,977
5.63%, 04/28/2027	65,000	62,105
Parkland Corp. (Canada)
4.50%, 10/01/2029(b)	51,000	44,746
4.63%, 05/01/2030(b)	109,000	94,970
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	36,000	33,162

		547,770

Oil & Gas Storage & Transportation-3.99%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	54,000	54,224
Buckeye Partners L.P.
4.13%, 03/01/2025(b)	110,000	105,191
3.95%, 12/01/2026	71,000	64,713

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.63%, 05/01/2027(b)	$71,000	$68,224
EQM Midstream Partners L.P.
4.00%, 08/01/2024	118,000	114,547
7.50%, 06/01/2027(b)	63,000	62,841
5.50%, 07/15/2028	62,000	56,574
7.50%, 06/01/2030(b)	37,000	35,953
4.75%, 01/15/2031(b)	77,000	63,198
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	76,478
New Fortress Energy, Inc.
6.75%, 09/15/2025(b)	132,000	125,885
6.50%, 09/30/2026(b)	171,000	157,681
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	73,000	68,616
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	159,000	152,832
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(b)	51,000	49,273
5.50%, 01/15/2028(b)	55,000	50,956
6.00%, 12/31/2030(b)	138,000	122,711
Western Midstream Operating L.P., 3.35%, 02/01/2025	40,000	38,253

		1,468,150

Other Specialized REITs-0.47%
Iron Mountain, Inc.
5.25%, 07/15/2030(b)	80,000	73,787
4.50%, 02/15/2031(b)	72,000	62,696
5.63%, 07/15/2032(b)	39,000	35,465

		171,948

Other Specialty Retail-1.13%
Bath & Body Works, Inc.
9.38%, 07/01/2025(b)	66,000	70,708
6.88%, 11/01/2035	106,000	96,084
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	111,000	104,188
Staples, Inc., 7.50%, 04/15/2026(b)	170,000	143,561

		414,541

Packaged Foods & Meats-0.67%
Aramark Services, Inc., 6.38%, 05/01/2025(b)	221,000	221,287
TreeHouse Foods, Inc., 4.00%, 09/01/2028	28,000	24,806

		246,093

Paper & Plastic Packaging Products & Materials-0.62%
Berry Global, Inc., 4.50%, 02/15/2026(b)	82,000	79,578
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	43,000	42,203
Sealed Air Corp., 6.88%, 07/15/2033(b)	101,000	107,396

		229,177

Paper Products-0.47%
Domtar Corp., 6.75%, 10/01/2028(b)	116,000	100,596
Glatfelter Corp., 4.75%, 11/15/2029(b)	101,000	71,998

		172,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Passenger Airlines-2.25%
Air Canada (Canada), 3.88%, 08/15/2026(b)	$58,000	$53,762
Allegiant Travel Co., 7.25%, 08/15/2027(b)	135,000	133,461
American Airlines Pass-Through Trust
Series 16-1, Class A, 4.10%, 01/15/2028	25,552	23,112
Series 2014-1, Class A, 3.70%, 04/01/2028	11,034	9,868
American Airlines, Inc., 11.75%, 07/15/2025(b)	127,000	139,859
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	140,000	137,640
Delta Air Lines, Inc., 7.38%, 01/15/2026	138,000	145,612
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	102,000	95,122
United Airlines, Inc., 4.38%, 04/15/2026(b)	94,000	89,885

		828,321

Personal Care Products-0.36%
Coty, Inc., 5.00%, 04/15/2026(b)	44,000	43,013
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	95,000	91,057

		134,070

Pharmaceuticals-1.66%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	79,000	78,298
AdaptHealth LLC, 4.63%, 08/01/2029(b)	173,000	140,354
Bausch Health Cos., Inc.
5.50%, 11/01/2025(b)	137,000	119,597
6.13%, 02/01/2027(b)	35,000	25,257
4.88%, 06/01/2028(b)	127,000	83,790
Elanco Animal Health, Inc., 6.65%, 08/28/2028	61,000	59,544
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(b)(g)(i)	36,000	2,115
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	99,000	75,885
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	34,000	27,236

		612,076

Publishing-0.12%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	52,000	44,029

Real Estate Services-0.33%
Realogy Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/2029(b)	85,000	63,206
5.25%, 04/15/2030(b)	80,000	57,109

		120,315

Reinsurance-0.77%
Enstar Finance LLC
5.75%, 09/01/2040(f)	65,000	54,574
5.50%, 01/15/2042(f)	136,000	98,094
Global Atlantic Fin Co., 4.70%, 10/15/2051(b)(f)	165,000	132,069

		284,737

Renewable Electricity-0.28%
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(e)	115,000	104,377

	Principal Amount	Value
Research & Consulting Services-0.18%
CoreLogic, Inc., 4.50%, 05/01/2028(b)	$79,000	$64,663

Restaurants-0.13%
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	52,000	48,156

Retail REITs-0.59%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/2026, (Acquired 11/30/2020; Cost $64,542)(b)(c)	68,000	61,828
4.50%, 04/01/2027(b)	83,000	68,742
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	116,000	86,141

		216,711

Security & Alarm Services-0.36%
CoreCivic, Inc., 4.75%, 10/15/2027	153,000	132,770

Specialty Chemicals-0.91%
Avient Corp., 5.75%, 05/15/2025(b)	149,000	149,056
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	121,000	107,829
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	77,716

		334,601

Steel-0.79%
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	106,000	107,941
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)	102,000	97,591
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	100,000	87,159

		292,691

Systems Software-1.01%
Gen Digital, Inc.
5.00%, 04/15/2025(b)	53,000	52,478
6.75%, 09/30/2027(b)	132,000	133,191
McAfee Corp., 7.38%, 02/15/2030(b)	69,000	57,343
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	171,000	129,926

		372,938

Technology Hardware, Storage & Peripherals-1.35%
Seagate HDD Cayman
4.88%, 06/01/2027	65,000	62,313
4.09%, 06/01/2029	100,000	86,852
4.13%, 01/15/2031	32,000	26,591
9.63%, 12/01/2032(b)	123,000	135,013
Xerox Corp., 6.75%, 12/15/2039	78,000	59,439
Xerox Holdings Corp.
5.00%, 08/15/2025(b)(e)	57,000	54,381
5.50%, 08/15/2028(b)	85,000	73,371

		497,960

Telecom Tower REITs-0.56%
SBA Communications Corp., 3.88%, 02/15/2027	222,000	207,300

Tires & Rubber-0.14%
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029	58,000	51,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Tobacco-0.26%
Vector Group Ltd., 5.75%, 02/01/2029(b)	$106,000	$94,926

Trading Companies & Distributors-0.20%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/2025(b)	74,000	73,175

Transaction & Payment Processing Services-0.11%
Block, Inc., 2.75%, 06/01/2026	43,000	38,964

Wireless Telecommunication Services-0.30%
Sprint LLC, 7.13%, 06/15/2024	108,000	109,865

Total U.S. Dollar Denominated Bonds & Notes (Cost $37,763,491)		35,735,138

U.S. Treasury Securities-0.31%
U.S. Treasury Bills-0.31%
4.48%, 05/11/2023(j)(k) (Cost $114,857)	115,000	114,867

	Shares

Money Market Funds-0.58%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(l)(m) (Cost $213,422)	213,422	213,422

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.99% (Cost $38,091,770)		36,063,427

Investment Abbreviations:

PIK -Pay-in-Kind

REIT-Real Estate Investment Trust

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.52%
Invesco Private Government Fund, 4.83%(l)(m)(n)	465,514	$465,514
Invesco Private Prime Fund, 4.99%(l)(m)(n)	1,197,037	1,197,037

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,662,820)		1,662,551

TOTAL INVESTMENTS IN SECURITIES-102.51% (Cost $39,754,590)		37,725,978
OTHER ASSETS LESS LIABILITIES-(2.51)%		(922,989)

NET ASSETS-100.00%		$36,802,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco High Yield Bond Factor ETF (IHYF)—(continued)

April 30, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $26,682,915, which represented 72.50% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at April 30, 2023 was $158,149, which represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	All or a portion of this security was out on loan at April 30, 2023.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2023 was $4,766, which represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	$114,867 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2P.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$302,214	$3,752,050	$(3,840,842)	$-	$-	$213,422	$5,288

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	745,329	1,814,421	(2,094,236)	-	-	465,514	14,519	*

Invesco Private Prime Fund	1,916,067	4,353,404	(5,072,524)	(222)	312	1,197,037	39,517	*

Total	$2,963,610	$9,919,875	$(11,007,602)	$(222)	$312	$1,875,973	$59,324

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury Long Bonds	2	June-2023	$263,313	$12,402	$12,402

U.S. Treasury Ultra Bonds	1	June-2023	141,406	6,646	6,646

U.S. Treasury 5 Year Notes	9	June-2023	987,680	14,529	14,529

U.S. Treasury 10 Year Notes	16	June-2023	1,843,250	46,513	46,513

U.S. Treasury 10 Year Ultra Notes	3	June-2023	364,359	12,415	12,415

Subtotal–Long Futures Contracts				92,505	92,505

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 2 Year Notes	11	June-2023	(2,267,805)	(22,452)	(22,452)

Total Futures Contracts				$70,053	$70,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2023

(Unaudited)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 1	Sell	5.00%	Quarterly	12/20/2027	4.3207%	USD 423,720	$1,483	$10,298	$8,815

(a)	Centrally cleared swap agreements collateralized by $90,816 cash held with the broker.
(b)

Implied credit spreads represent the current level, as of April 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Portfolio Composition

Security Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2023

U.S. Dollar Denominated Bonds & Notes	97.10

U.S. Treasury Securities	0.31

Money Market Funds Plus Other Assets Less Liabilities	2.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco High Yield Select ETF (HIYS)

April 30, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.17%
Advertising-0.99%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	$55,000	$49,756
Lamar Media Corp., 3.63%, 01/15/2031	57,000	49,164

		98,920

Aerospace & Defense-1.31%
TransDigm, Inc.
6.25%, 03/15/2026(b)	80,000	80,503
6.75%, 08/15/2028(b)	50,000	50,840

		131,343

Aluminum-0.99%
Novelis Corp., 3.25%, 11/15/2026(b)	108,000	98,988

Apparel Retail-0.73%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	103,000	73,039

Application Software-0.50%
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	52,000	50,402

Asset Management & Custody Banks-0.21%
Bank of New York Mellon Corp. (The), Series I, 3.75%(d)(e)	25,000	20,954

Automobile Manufacturers-4.39%
Allison Transmission, Inc.
4.75%, 10/01/2027(b)	5,000	4,771
3.75%, 01/30/2031(b)	172,000	147,016
Ford Motor Co., 3.25%, 02/12/2032	64,000	49,691
Ford Motor Credit Co. LLC, 4.95%, 05/28/2027	250,000	236,744

		438,222

Automotive Parts & Equipment-1.49%
Clarios Global L.P., 6.75%, 05/15/2025(b)	100,000	100,281
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	54,000	48,843

		149,124

Automotive Retail-4.34%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	100,000	90,958
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	140,000	124,368
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	109,000	93,033
Lithia Motors, Inc.
4.63%, 12/15/2027(b)	31,000	28,944
3.88%, 06/01/2029(b)	54,000	46,820
Sonic Automotive, Inc., 4.63%, 11/15/2029(b) .	59,000	49,562

		433,685

Cable & Satellite-6.10%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	84,000	82,577
5.13%, 05/01/2027(b)	118,000	111,521
4.75%, 03/01/2030(b)	29,000	24,991
CSC Holdings LLC, 4.50%, 11/15/2031(b)	203,000	142,415
DISH DBS Corp., 5.13%, 06/01/2029	33,000	15,251

	Principal Amount	Value
Cable & Satellite-(continued)
DISH Network Corp., 11.75%, 11/15/2027(b)	$52,000	$49,179
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	183,822

		609,756

Casinos & Gaming-2.81%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	75,000	73,380
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	57,000	50,855
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	156,700

		280,935

Commodity Chemicals-1.50%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	164,000	149,679

Construction & Engineering-1.40%
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	150,000	140,128

Consumer Finance-1.84%
FirstCash, Inc.
4.63%, 09/01/2028(b)	33,000	30,204
5.63%, 01/01/2030(b)	75,000	69,750
OneMain Finance Corp., 6.13%, 03/15/2024	85,000	83,740

		183,694

Diversified Banks-0.59%
Citigroup, Inc.
3.88%(d)(e)	12,000	10,275
7.38%(d)(e)	10,000	9,900
JPMorgan Chase & Co., Series FF, 5.00%(d)(e)	20,000	19,180
PNC Financial Services Group, Inc. (The), Series W, 6.25%(d)(e)	21,000	19,299

		58,654

Diversified Financial Services-1.50%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	56,000	50,174
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	55,000	49,569
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	56,000	49,735

		149,478

Diversified Metals & Mining-1.02%
Hudbay Minerals, Inc. (Canada)
4.50%, 04/01/2026(b)	22,000	20,508
6.13%, 04/01/2029(b)	87,000	81,451

		101,959

Diversified Support Services-1.26%
Ritchie Bros. Holdings, Inc. (Canada)
6.75%, 03/15/2028(b)	96,000	99,480
7.75%, 03/15/2031(b)	25,000	26,594

		126,074

Electric Utilities-1.18%
NRG Energy, Inc., 4.45%, 06/15/2029(b)	50,000	45,914

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco High Yield Select ETF (HIYS)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	$25,000	$25,000
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	53,000	47,433

		118,347

Electrical Components & Equipment-0.71%
EnerSys, 4.38%, 12/15/2027(b)	53,000	49,721
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	21,000	20,707

		70,428

Electronic Components-1.03%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	118,000	102,641

Gold-0.51%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	53,000	51,139

Health Care Facilities-2.06%
Encompass Health Corp., 4.50%, 02/01/2028	56,000	52,877
Tenet Healthcare Corp., 4.88%, 01/01/2026	155,000	152,874

		205,751

Health Care REITs-1.74%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	56,000	48,972
Diversified Healthcare Trust, 4.38%, 03/01/2031	43,000	27,130
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	143,000	97,913

		174,015

Health Care Services-1.93%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	11,000	9,337
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	100,000	80,764
DaVita, Inc., 3.75%, 02/15/2031(b)	64,000	51,595
Select Medical Corp., 6.25%, 08/15/2026(b)	52,000	50,988

		192,684

Health Care Supplies-0.76%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	87,000	76,199

Hotel & Resort REITs-1.66%
Service Properties Trust, 5.50%, 12/15/2027	189,000	165,453

Hotels, Resorts & Cruise Lines-2.34%
Carnival Corp., 4.00%, 08/01/2028(b)	58,000	50,337
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)	31,000	30,965
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	19,000	18,768
IRB Holding Corp., 7.00%, 06/15/2025(b)	56,000	56,742
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)	86,000	77,055

		233,867

Household Products-0.50%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	59,000	50,059

Independent Power Producers & Energy Traders-2.50%
Calpine Corp., 3.75%, 03/01/2031(b)	60,000	51,249

	Principal Amount	Value
Independent Power Producers & Energy Traders-(continued)
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	$52,000	$49,374
TransAlta Corp. (Canada), 7.75%, 11/15/2029	47,000	49,410
Vistra Operations Co. LLC, 5.13%, 05/13/2025(b)	102,000	99,860

		249,893

Industrial Machinery & Supplies & Components-1.62%
EnPro Industries, Inc., 5.75%, 10/15/2026	114,000	111,883
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	55,000	49,957

		161,840

Integrated Oil & Gas-1.79%
Occidental Petroleum Corp.
5.55%, 03/15/2026	73,000	73,705
6.13%, 01/01/2031	49,000	51,283
6.60%, 03/15/2046	50,000	53,422

		178,410

Integrated Telecommunication Services-6.44%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	200,000	178,766
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	200,000	192,622
Level 3 Financing, Inc.
3.75%, 07/15/2029(b)	84,000	47,349
10.50%, 05/15/2030(b)	30,000	28,750
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	195,569

		643,056

Interactive Home Entertainment-0.34%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)(c)	35,000	33,477

Interactive Media & Services-1.06%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	115,000	106,235

Investment Banking & Brokerage-0.76%
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)(e)	79,000	75,593

IT Consulting & Other Services-0.50%
Gartner, Inc., 3.75%, 10/01/2030(b)	57,000	49,839

Leisure Facilities-2.99%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	141,000	151,729
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	53,000	50,045
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	29,000	24,536
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	81,000	72,120

		298,430

Life Sciences Tools & Services-0.26%
Syneos Health, Inc., 3.63%, 01/15/2029(b)	31,000	25,935

Mortgage REITs-0.48%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	60,000	47,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco High Yield Select ETF (HIYS)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Movies & Entertainment-0.70%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)	$22,000	$19,639
Warnermedia Holdings, Inc., 3.43%, 03/15/2024(b)	51,000	49,893

		69,532

Oil & Gas Drilling-4.25%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	114,000	103,954
Noble Finance II LLC, 8.00%, 04/15/2030(b)	50,000	51,259
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(b)	171,000	149,046
Transocean, Inc., 8.75%, 02/15/2030(b)	45,000	45,450
Valaris Ltd., 8.38%, 04/30/2030(b)	75,000	75,110

		424,819

Oil & Gas Equipment & Services-1.14%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	114,000	113,733

Oil & Gas Exploration & Production-6.56%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	207,000	201,230
Apache Corp., 4.25%, 01/15/2030	112,000	102,478
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	75,000	75,483
Callon Petroleum Co., 8.00%, 08/01/2028(b)	51,000	50,376
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 04/15/2030(b)	14,000	13,061
6.00%, 02/01/2031(b)	64,000	59,224
SM Energy Co., 6.63%, 01/15/2027	51,000	49,305
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	62,000	52,502
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	51,000	52,032

		655,691

Oil & Gas Refining & Marketing-0.52%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	59,000	51,765

Oil & Gas Storage & Transportation-2.63%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	86,000	87,592
Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 02/01/2028	103,000	101,504
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	27,000	24,282
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	51,000	49,022

		262,400

Passenger Airlines-2.00%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	152,000	149,438
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	51,000	50,033

		199,471

Pharmaceuticals-0.82%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	124,000	81,810

	Principal Amount	Value
Research & Consulting Services-0.50%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	$57,000	$50,101

Restaurants-1.77%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	86,000	77,400
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	57,000	49,303
Yum! Brands, Inc., 5.38%, 04/01/2032	51,000	49,793

		176,496

Retail REITs-0.93%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	100,000	93,027

Semiconductor Materials & Equipment-0.28%
Entegris Escrow Corp., 4.75%, 04/15/2029(b)	30,000	27,936

Semiconductors-0.50%
NXP B.V./NXP Funding LLC (China), 4.88%, 03/01/2024	50,000	49,771

Specialized Consumer Services-0.97%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	117,000	97,082

Steel-0.99%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	114,000	99,361

Systems Software-2.54%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	64,000	57,920
Camelot Finance S.A., 4.50%, 11/01/2026(b)	154,000	146,046
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(c)	57,000	49,649

		253,615

Telecom Tower REITs-0.51%
SBA Communications Corp., 3.88%, 02/15/2027	55,000	51,358

Trading Companies & Distributors-1.97%
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/2025(b)	48,000	47,465
5.50%, 05/01/2028(b)	163,000	149,599

		197,064

Wireless Telecommunication Services-0.46%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	57,000	46,173

Total U.S. Dollar Denominated Bonds & Notes (Cost $9,583,882)		9,607,066

Non-U.S. Dollar Denominated Bonds & Notes-1.03%(f)
Casinos & Gaming-1.03%
Allwyn International A.S. (Czech Republic), 3.88%, 02/15/2027(b) (Cost $103,433)	EUR100,000	103,042

U.S. Treasury Securities-0.31%
U.S. Treasury Bills-0.31%
4.72%, 05/11/2023(g) (Cost $30,959)	$31,000	30,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco High Yield Select ETF (HIYS)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Preferred Stocks-0.10%
Diversified Banks-0.10%
Bank of America Corp., Series Z, Pfd., 6.50%(d) (Cost $9,737)	10,000	$9,994

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.61% (Cost $9,728,011)		9,751,066

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.25%
Invesco Private Government Fund, 4.83%(h)(i)(j)	63,041	63,041

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.99%(h)(i)(j)	162,107	$162,107

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $225,148)		225,148

TOTAL INVESTMENTS IN SECURITIES-99.86% (Cost $9,953,159)		9,976,214
OTHER ASSETS LESS LIABILITIES-0.14%		13,757

NET ASSETS-100.00%		$9,989,971

Investment Abbreviations:

EUR -Euro

Pfd.  -Preferred

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $7,650,328, which represented 76.58% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2023.

(d) Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.

(e)	Perpetual bond with no specified maturity date.
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,886,915	$(1,886,915)	$-	$-	$-	$1,751

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	152,598	(89,557)	-	-	63,041	142

Invesco Private Prime Fund	-	303,614	(141,499)	-	(8)	162,107	306

Total	$-	$2,343,127	$(2,117,971)	$-	$(8)	$225,148	$2,199

(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco High Yield Select ETF (HIYS)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Security Type Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

U.S. Dollar Denominated Bonds & Notes	96.17

Non-U.S. Dollar Denominated Bonds & Notes	1.03

U.S. Treasury Securities	0.31

Preferred Stocks	0.10

Money Market Funds Plus Other Assets Less Liabilities	2.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

April 30, 2023

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers- 109.11%(a)

	% of Net Assets 04/30/23	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/23	Value 04/30/23
Domestic Equity Funds-29.22%
Invesco Preferred ETF	-	$645,285	$-	$(640,985)	$178,994	$(183,294)	$-	-	$-
Invesco RAFI™ Strategic US ETF	9.30%	1,806,329	957,199	(1,272,437)	96,583	30,538	18,811	41,685	1,618,212
Invesco RAFI™ Strategic US Small Company ETF	-	446,096	164,860	(624,716)	37,905	(24,145)	2,338	-	-
Invesco Russell 1000® Dynamic Multifactor ETF	5.55%	1,204,682	441,617	(822,811)	101,426	41,310	12,167	20,197	966,224
Invesco S&P 500® Low Volatility ETF	3.01%	661,482	252,569	(409,798)	20,675	(1,132)	7,631	8,192	523,796
Invesco S&P 500® Pure Growth ETF	8.62%	1,970,702	769,948	(1,180,732)	(26,228)	(33,258)	15,354	9,846	1,500,432
Invesco S&P MidCap Low Volatility ETF	2.74%	657,007	234,843	(418,648)	(334)	3,936	7,119	9,108	476,804

Total Domestic Equity Funds		7,391,583	2,821,036	(5,370,127)	409,021	(166,045)	63,420		5,085,468

Fixed Income Funds-58.79%
Invesco 1-30 Laddered Treasury ETF	12.86%	2,769,527	1,085,476	(1,823,840)	244,014	(37,017)	33,251	74,506	2,238,160
Invesco Emerging Markets Sovereign Debt ETF(b)	2.91%	546,048	313,327	(442,299)	94,254	(5,395)	21,417	26,296	505,935
Invesco Fundamental High Yield® Corporate Bond ETF	9.06%	1,724,569	974,180	(1,195,195)	59,881	13,530	39,585	90,267	1,576,965
Invesco Investment Grade Defensive ETF	3.23%	554,173	408,934	(423,178)	17,829	4,079	11,253	23,226	561,837
Invesco Investment Grade Value ETF	-	300,603	238,008	(561,759)	60,147	(36,999)	5,452	-	-
Invesco PureBetaSM 0-5 Yr US TIPS ETF(b)	6.10%	1,233,041	601,082	(790,442)	21,903	12,659	53	42,470	1,060,476
Invesco Senior Loan ETF(b)	3.95%	835,617	357,440	(513,345)	6,314	1,594	37,495	32,932	687,620
Invesco Taxable Municipal Bond ETF(b)	11.79%	2,790,669	941,061	(1,913,028)	330,193	(97,426)	47,476	75,896	2,051,469
Invesco Variable Rate Investment Grade ETF	8.89%	1,484,268	1,227,691	(1,189,247)	15,759	8,686	54,087	62,310	1,547,157

Total Fixed Income Funds		12,238,515	6,147,199	(8,852,333)	850,294	(136,289)	250,069		10,229,619

Foreign Equity Funds-4.78%
Invesco RAFI™ Strategic Developed ex-US ETF	-	653,364	150,574	(861,932)	133,327	(75,333)	1,681	-	-
Invesco RAFI™ Strategic Emerging Markets ETF	-	380,586	174,376	(654,944)	173,096	(73,114)	1,855	-	-
Invesco S&P Emerging Markets Low Volatility ETF	1.86%	399,297	149,206	(267,205)	38,484	3,136	4,668	13,712	322,918
Invesco S&P International Developed Low Volatility ETF .	2.92%	623,946	218,232	(414,252)	79,419	1,119	11,986	17,986	508,464

Total Foreign Equity Funds		2,057,193	692,388	(2,198,333)	424,326	(144,192)	20,190		831,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)–(continued)

April 30, 2023

(Unaudited)

Schedule of Investments in Affiliated Issuers- 109.11%(a)

	% of Net Assets 04/30/23	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 04/30/23	Value 04/30/23
Money Market Funds-7.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(c)	7.07%	$-	$1,899,719	$(669,645)	$-	$-		$7,407		1,230,074	$1,230,074

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $18,957,641)	99.86%	21,687,291	11,560,342	(17,090,438)	1,683,641	(446,526)		341,086			17,376,543

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.25%
Invesco Private Government Fund, 4.83%(c)(d)	2.59%	687,118	7,451,489	(7,687,860)	-	-		10,390	*	450,747	450,747
Invesco Private Prime Fund, 4.99%(c)(d)	6.66%	1,766,587	15,456,349	(16,063,972)	(63)	162		28,344	*	1,159,063	1,159,063

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,609,810)	9.25%	2,453,705	22,907,838	(23,751,832)	(63)	162		38,734			1,609,810

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $20,567,451)	109.11%	$24,140,996	$34,468,180	$(40,842,270)	$1,683,578	$(446,364	)(e)	$379,820			$18,986,353

OTHER ASSETS LESS LIABILITIES	(9.11)%										(1,585,196)

NET ASSETS	100.00%										$17,401,157

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco PureBetaSM 0-5 Yr US TIPS ETF	$17,767

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Market Segment Breakdown* (% of the Fund’s Net Assets)

as of April 30, 2023

Fixed Income	58.79

U.S. Equities	29.22

International and Developed Equities	2.92

Emerging Markets Equities	1.86

Money Market Funds Plus Other Assets Less Liabilities	7.21

*	Reflects exposure achieved through
investments	in underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500® Downside Hedged ETF (PHDG)

April 30, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-79.37%
Communication Services-6.57%
Activision Blizzard, Inc.	3,278	$254,733
Alphabet, Inc., Class A(b)	27,418	2,943,048
Alphabet, Inc., Class C(b)	23,902	2,586,674
AT&T, Inc.	32,813	579,806
Charter Communications, Inc., Class A(b)	485	178,820
Comcast Corp., Class A	19,365	801,130
DISH Network Corp., Class A(b)	1,157	8,689
Electronic Arts, Inc.	1,199	152,609
Fox Corp., Class A	1,367	45,466
Fox Corp., Class B	635	19,393
Interpublic Group of Cos., Inc. (The)	1,789	63,921
Live Nation Entertainment, Inc.(b)	656	44,464
Match Group, Inc.(b)	1,286	47,453
Meta Platforms, Inc., Class A(b)	10,246	2,462,319
Netflix, Inc.(b)	2,050	676,356
News Corp., Class A	1,760	30,994
News Corp., Class B	543	9,638
Omnicom Group, Inc.	933	84,502
Paramount Global, Class B	2,325	54,242
Take-Two Interactive Software, Inc.(b)	730	90,732
T-Mobile US, Inc.(b)	2,727	392,415
Verizon Communications, Inc.	19,334	750,739
Walt Disney Co. (The)(b)	8,410	862,025
Warner Bros Discovery, Inc.(b)	10,173	138,455

		13,278,623

Consumer Discretionary-7.85%
Advance Auto Parts, Inc.	273	34,270
Amazon.com, Inc.(b)	41,040	4,327,668
Aptiv PLC(b)	1,247	128,266
AutoZone, Inc.(b)	86	229,045
Bath & Body Works, Inc.	1,051	36,890
Best Buy Co., Inc.	907	67,590
Booking Holdings, Inc.(b)	179	480,849
BorgWarner, Inc.	1,078	51,884
Caesars Entertainment, Inc.(b)	988	44,746
CarMax, Inc.(b)	727	50,912
Carnival Corp.(b)	4,613	42,486
Chipotle Mexican Grill, Inc.(b)	127	262,588
D.R. Horton, Inc.	1,439	158,031
Darden Restaurants, Inc.	560	85,081
Domino’s Pizza, Inc.	163	51,748
eBay, Inc.	2,498	115,982
Etsy, Inc.(b)	579	58,496
Expedia Group, Inc.(b)	680	63,893
Ford Motor Co.	18,024	214,125
Garmin Ltd.	706	69,308
General Motors Co.	6,420	212,117
Genuine Parts Co.	649	109,233
Hasbro, Inc.	598	35,413
Hilton Worldwide Holdings, Inc.	1,227	176,712
Home Depot, Inc. (The)	4,692	1,410,134
Las Vegas Sands Corp.(b)	1,513	96,605
Lennar Corp., Class A	1,167	131,649
LKQ Corp.	1,168	67,429
Lowe’s Cos., Inc.	2,784	578,599
Marriott International, Inc., Class A	1,239	209,812

	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	3,372	$997,269
MGM Resorts International	1,448	65,044
Mohawk Industries, Inc.(b)	243	25,734
Newell Brands, Inc.	1,733	21,056
NIKE, Inc., Class B	5,734	726,612
Norwegian Cruise Line Holdings Ltd.(b)	1,940	25,899
NVR, Inc.(b)	14	81,760
O’Reilly Automotive, Inc.(b)	287	263,268
Pool Corp.	180	63,238
PulteGroup, Inc.	1,039	69,769
Ralph Lauren Corp.	189	21,695
Ross Stores, Inc.	1,585	169,167
Royal Caribbean Cruises Ltd.(b)(c)	1,010	66,084
Starbucks Corp.	5,291	604,708
Tapestry, Inc.	1,087	44,360
Tesla, Inc.(b)	12,381	2,034,322
TJX Cos., Inc. (The)	5,319	419,244
Tractor Supply Co.	509	121,346
Ulta Beauty, Inc.(b)	234	129,035
VF Corp.	1,521	35,759
Whirlpool Corp.	251	35,037
Wynn Resorts Ltd.(b)	475	54,283
Yum! Brands, Inc.	1,289	181,208

		15,857,458

Consumer Staples-5.85%
Altria Group, Inc.	8,220	390,532
Archer-Daniels-Midland Co.	2,518	196,605
Brown-Forman Corp., Class B	842	54,806
Bunge Ltd.	690	64,584
Campbell Soup Co.	924	50,173
Church & Dwight Co., Inc.	1,123	109,066
Clorox Co. (The)	569	94,238
Coca-Cola Co. (The)	17,917	1,149,376
Colgate-Palmolive Co.	3,845	306,831
Conagra Brands, Inc.	2,194	83,284
Constellation Brands, Inc., Class A	747	171,414
Costco Wholesale Corp.	2,043	1,028,079
Dollar General Corp.	1,029	227,882
Dollar Tree, Inc.(b)	957	147,101
Estee Lauder Cos., Inc. (The), Class A	1,067	263,250
General Mills, Inc.	2,714	240,542
Hershey Co. (The)	677	184,862
Hormel Foods Corp.	1,333	53,907
JM Smucker Co. (The)	491	75,815
Kellogg Co.	1,178	82,189
Keurig Dr Pepper, Inc.	3,912	127,922
Kimberly-Clark Corp.	1,554	225,159
Kraft Heinz Co. (The)	3,665	143,925
Kroger Co. (The)	2,999	145,841
Lamb Weston Holdings, Inc.	662	74,018
McCormick & Co., Inc.	1,154	101,379
Molson Coors Beverage Co., Class B	865	51,450
Mondelez International, Inc., Class A	6,276	481,495
Monster Beverage Corp.(b)	3,507	196,392
PepsiCo, Inc.	6,340	1,210,243
Philip Morris International, Inc.	7,136	713,386
Procter & Gamble Co. (The)	10,860	1,698,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	2,337	$179,341
Target Corp.	2,119	334,272
Tyson Foods, Inc., Class A	1,315	82,174
Walgreens Boots Alliance, Inc.	3,295	116,149
Walmart, Inc.	6,456	974,662

		11,830,631

Energy-3.72%
APA Corp.	1,480	54,538
Baker Hughes Co., Class A	4,631	135,410
Chevron Corp.	8,189	1,380,502
ConocoPhillips	5,634	579,682
Coterra Energy, Inc.	3,630	92,928
Devon Energy Corp.	3,009	160,771
Diamondback Energy, Inc.	846	120,301
EOG Resources, Inc.	2,704	323,047
EQT Corp.	1,690	58,880
Exxon Mobil Corp.	18,957	2,243,371
Halliburton Co.	4,162	136,305
Hess Corp.	1,277	185,242
Kinder Morgan, Inc.	9,107	156,185
Marathon Oil Corp.	2,923	70,620
Marathon Petroleum Corp.	2,090	254,980
Occidental Petroleum Corp.	3,347	205,941
ONEOK, Inc.	2,058	134,614
Phillips 66	2,145	212,355
Pioneer Natural Resources Co.	1,094	238,000
Schlumberger N.V.	6,538	322,650
Targa Resources Corp.	1,042	78,702
Valero Energy Corp.	1,775	203,539
Williams Cos., Inc. (The)	5,607	169,668

		7,518,231

Financials-10.40%
Aflac, Inc.	2,577	180,003
Allstate Corp. (The)	1,211	140,185
American Express Co.	2,741	442,233
American International Group, Inc.	3,420	181,397
Ameriprise Financial, Inc.	485	147,983
Aon PLC, Class A	946	307,620
Arch Capital Group Ltd.(b)	1,703	127,844
Arthur J. Gallagher & Co.	976	203,067
Assurant, Inc.	243	29,921
Bank of America Corp.	32,130	940,766
Bank of New York Mellon Corp. (The)	3,386	144,210
Berkshire Hathaway, Inc., Class B(b)	8,294	2,724,994
BlackRock, Inc.	689	462,457
Brown & Brown, Inc.	1,082	69,670
Capital One Financial Corp.	1,755	170,761
Cboe Global Markets, Inc.	488	68,174
Charles Schwab Corp. (The)	7,022	366,829
Chubb Ltd.	1,911	385,181
Cincinnati Financial Corp.	724	77,063
Citigroup, Inc.	8,916	419,676
Citizens Financial Group, Inc.	2,267	70,141
CME Group, Inc., Class A	1,656	307,635
Comerica, Inc.	603	26,152
Discover Financial Services	1,229	127,165
Everest Re Group Ltd.	180	68,040
FactSet Research Systems, Inc.	176	72,457
Fidelity National Information Services, Inc.	2,732	160,423

	Shares	Value
Financials-(continued)
Fifth Third Bancorp	3,146	$82,425
First Republic Bank	855	3,001
Fiserv, Inc.(b)	2,923	356,957
FleetCor Technologies, Inc.(b)	340	72,733
Franklin Resources, Inc.	1,313	35,293
Global Payments, Inc.	1,211	136,492
Globe Life, Inc.	416	45,144
Goldman Sachs Group, Inc. (The)	1,559	535,423
Hartford Financial Services Group, Inc. (The)	1,451	103,006
Huntington Bancshares, Inc.	6,643	74,402
Intercontinental Exchange, Inc.	2,573	280,277
Invesco Ltd.(d)	2,094	35,870
Jack Henry & Associates, Inc.	336	54,882
JPMorgan Chase & Co.	13,503	1,866,655
KeyCorp	4,296	48,373
Lincoln National Corp.	709	15,407
Loews Corp.	898	51,698
M&T Bank Corp.	779	97,998
MarketAxess Holdings, Inc.	173	55,078
Marsh & McLennan Cos., Inc.	2,279	410,653
Mastercard, Inc., Class A	3,884	1,476,036
MetLife, Inc.	3,034	186,075
Moody’s Corp.	725	227,012
Morgan Stanley	6,014	541,080
MSCI, Inc.	368	177,542
Nasdaq, Inc.	1,560	86,377
Northern Trust Corp.	959	74,955
PayPal Holdings, Inc.(b)	5,208	395,808
PNC Financial Services Group, Inc. (The)	1,846	240,441
Principal Financial Group, Inc.	1,048	78,275
Progressive Corp. (The)	2,693	367,325
Prudential Financial, Inc.	1,694	147,378
Raymond James Financial, Inc.	892	80,753
Regions Financial Corp.	4,300	78,518
S&P Global, Inc.	1,515	549,309
State Street Corp.	1,607	116,122
Synchrony Financial	2,012	59,374
T. Rowe Price Group, Inc.	1,033	116,037
Travelers Cos., Inc. (The)	1,064	192,733
Truist Financial Corp.	6,108	198,999
U.S. Bancorp	6,414	219,872
Visa, Inc., Class A(c)	7,480	1,740,820
W.R. Berkley Corp.	938	55,267
Wells Fargo & Co.	17,541	697,255
Willis Towers Watson PLC	491	113,716
Zions Bancorporation N.A	689	19,196

		21,020,089

Health Care-11.44%
Abbott Laboratories	8,026	886,632
AbbVie, Inc.	8,141	1,230,268
Agilent Technologies, Inc.	1,362	184,456
Align Technology, Inc.(b)	334	108,650
AmerisourceBergen Corp.	745	124,303
Amgen, Inc.	2,458	589,281
Baxter International, Inc.	2,323	110,761
Becton, Dickinson and Co.	1,307	345,453
Biogen, Inc.(b)	663	201,705
Bio-Rad Laboratories, Inc., Class A(b)	99	44,628
Bio-Techne Corp.	724	57,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Boston Scientific Corp.(b)	6,594	$343,679
Bristol-Myers Squibb Co.	9,788	653,545
Cardinal Health, Inc.	1,186	97,371
Catalent, Inc.(b)	829	41,550
Centene Corp.(b)	2,535	174,738
Charles River Laboratories International, Inc.(b)	234	44,488
Cigna Group (The)	1,375	348,274
Cooper Cos., Inc. (The)	227	86,589
CVS Health Corp.	5,911	433,335
Danaher Corp.	3,017	714,757
DaVita, Inc.(b)	253	22,861
DENTSPLY SIRONA, Inc.	989	41,469
DexCom, Inc.(b)	1,779	215,864
Edwards Lifesciences Corp.(b)	2,846	250,391
Elevance Health, Inc.	1,099	515,046
Eli Lilly and Co.	3,630	1,436,972
GE HealthCare Technologies, Inc.(b)	1,671	135,919
Gilead Sciences, Inc.	5,740	471,885
HCA Healthcare, Inc.	976	280,434
Henry Schein, Inc.(b)	624	50,425
Hologic, Inc.(b)	1,135	97,621
Humana, Inc.	575	305,032
IDEXX Laboratories, Inc.(b)	381	187,513
Illumina, Inc.(b)	724	148,825
Incyte Corp.(b)	852	63,397
Insulet Corp.(b)	320	101,773
Intuitive Surgical, Inc.(b)	1,613	485,868
IQVIA Holdings, Inc.(b)	855	160,937
Johnson & Johnson	12,036	1,970,293
Laboratory Corp. of America Holdings	408	92,498
McKesson Corp.	630	229,471
Medtronic PLC	6,123	556,887
Merck & Co., Inc.	11,671	1,347,650
Mettler-Toledo International, Inc.(b)	102	152,133
Moderna, Inc.(b)	1,521	202,126
Molina Healthcare, Inc.(b)	269	80,132
Organon & Co.	1,171	28,842
PerkinElmer, Inc.	581	75,815
Pfizer, Inc.	25,840	1,004,918
Quest Diagnostics, Inc.	511	70,932
Regeneron Pharmaceuticals, Inc.(b)	495	396,886
ResMed, Inc.	676	162,889
STERIS PLC	457	86,167
Stryker Corp.	1,552	465,057
Teleflex, Inc.	216	58,864
Thermo Fisher Scientific, Inc.	1,805	1,001,595
UnitedHealth Group, Inc.	4,301	2,116,479
Universal Health Services, Inc., Class B	295	44,353
Vertex Pharmaceuticals, Inc.(b)	1,183	403,084
Viatris, Inc.	5,582	52,080
Waters Corp.(b)	273	81,998
West Pharmaceutical Services, Inc.	341	123,183
Zimmer Biomet Holdings, Inc.	966	133,733
Zoetis, Inc.	2,146	377,224

		23,109,817

Industrials-6.75%
3M Co.	2,534	269,161
A.O. Smith Corp.	584	39,881

	Shares	Value
Industrials-(continued)
Alaska Air Group, Inc.(b)	587	$25,511
Allegion PLC.	404	44,634
American Airlines Group, Inc.(b)	2,995	40,852
AMETEK, Inc.	1,057	145,792
Automatic Data Processing, Inc.	1,907	419,540
Boeing Co. (The)(b)	2,589	535,353
Broadridge Financial Solutions, Inc.	542	78,812
C.H. Robinson Worldwide, Inc.	542	54,672
Carrier Global Corp.	3,840	160,589
Caterpillar, Inc.	2,396	524,245
Ceridian HCM Holding, Inc.(b)	708	44,944
Cintas Corp.	398	181,396
Copart, Inc.(b)	1,973	155,966
CoStar Group, Inc.(b)	1,872	144,050
CSX Corp.	9,678	296,534
Cummins, Inc.	650	152,776
Deere & Co.	1,245	470,635
Delta Air Lines, Inc.(b)	2,952	101,283
Dover Corp.	643	93,981
Eaton Corp. PLC	1,831	305,997
Emerson Electric Co.	2,630	218,974
Equifax, Inc.	564	117,526
Expeditors International of Washington, Inc.	733	83,445
Fastenal Co.	2,628	141,491
FedEx Corp.	1,069	243,497
Fortive Corp.	1,625	102,521
Generac Holdings, Inc.(b)	292	29,848
General Dynamics Corp.	1,036	226,200
General Electric Co.	5,014	496,236
Honeywell International, Inc.	3,076	614,708
Howmet Aerospace, Inc.	1,695	75,072
Huntington Ingalls Industries, Inc.	183	36,904
IDEX Corp.	347	71,593
Illinois Tool Works, Inc.	1,278	309,199
Ingersoll Rand, Inc.	1,864	106,285
J.B. Hunt Transport Services, Inc.	382	66,961
Jacobs Solutions, Inc.	583	67,313
Johnson Controls International PLC	3,164	189,334
L3Harris Technologies, Inc.	877	171,147
Leidos Holdings, Inc.	629	58,661
Lockheed Martin Corp.	1,046	485,815
Masco Corp.	1,037	55,490
Nordson Corp.	247	53,429
Norfolk Southern Corp.	1,049	212,978
Northrop Grumman Corp.	662	305,361
Old Dominion Freight Line, Inc.	417	133,603
Otis Worldwide Corp.	1,910	162,923
PACCAR, Inc.	2,403	179,480
Parker-Hannifin Corp.	590	191,679
Paychex, Inc.	1,477	162,263
Paycom Software, Inc.(b)	222	64,462
Pentair PLC	757	43,967
Quanta Services, Inc.	658	111,623
Raytheon Technologies Corp.	6,744	673,726
Republic Services, Inc.	946	136,810
Robert Half International, Inc.	496	36,208
Rockwell Automation, Inc.	528	149,640
Rollins, Inc.	1,066	45,038
Snap-on, Inc.	245	63,555
Southwest Airlines Co.	2,736	82,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Stanley Black & Decker, Inc.	681	$58,798
Textron, Inc.	961	64,329
Trane Technologies PLC	1,055	196,030
TransDigm Group, Inc.	239	182,835
Union Pacific Corp.	2,817	551,287
United Airlines Holdings, Inc.(b)	1,505	65,919
United Parcel Service, Inc., Class B	3,360	604,162
United Rentals, Inc.	319	115,194
Verisk Analytics, Inc.	720	139,759
W.W. Grainger, Inc.	207	143,983
Wabtec Corp.	837	81,750
Waste Management, Inc.	1,710	283,945
Xylem, Inc.	830	86,187

		13,638,620

Information Technology-20.43%
Accenture PLC, Class A	2,899	812,561
Adobe, Inc.(b)	2,107	795,519
Advanced Micro Devices, Inc.(b)	7,422	663,304
Akamai Technologies, Inc.(b)	724	59,346
Amphenol Corp., Class A	2,737	206,561
Analog Devices, Inc.	2,333	419,660
ANSYS, Inc.(b)	401	125,882
Apple, Inc.	68,465	11,617,141
Applied Materials, Inc.	3,881	438,669
Arista Networks, Inc.(b)	1,139	182,422
Autodesk, Inc.(b)	993	193,426
Broadcom, Inc.	1,924	1,205,386
Cadence Design Systems, Inc.(b)	1,263	264,535
CDW Corp.	623	105,655
Cisco Systems, Inc.	18,911	893,545
Cognizant Technology Solutions Corp., Class A	2,343	139,901
Corning, Inc.	3,504	116,403
DXC Technology Co.(b)	1,048	24,995
Enphase Energy, Inc.(b)	626	102,789
EPAM Systems, Inc.(b)	265	74,847
F5, Inc.(b)	277	37,218
Fair Isaac Corp.(b)	116	84,442
First Solar, Inc.(b)	456	83,257
Fortinet, Inc.(b)	2,985	188,204
Gartner, Inc.(b)	364	110,095
Gen Digital, Inc.	2,619	46,278
Hewlett Packard Enterprise Co.	5,901	84,502
HP, Inc.	3,979	118,216
Intel Corp.	19,044	591,507
International Business Machines Corp.	4,162	526,118
Intuit, Inc.	1,293	574,027
Juniper Networks, Inc.	1,491	44,954
Keysight Technologies, Inc.(b)	821	118,749
KLA Corp.	637	246,226
Lam Research Corp.	621	325,454
Microchip Technology, Inc.	2,522	184,081
Micron Technology, Inc.	5,023	323,280
Microsoft Corp.	34,267	10,528,878
Monolithic Power Systems, Inc.	206	95,166
Motorola Solutions, Inc.	770	224,378
NetApp, Inc.	992	62,387
NVIDIA Corp.	11,324	3,142,297
NXP Semiconductors N.V. (China)	1,193	195,342

	Shares	Value
Information Technology-(continued)
ON Semiconductor Corp.(b)	1,989	$143,128
Oracle Corp.	7,075	670,144
PTC, Inc.(b)	490	61,637
Qorvo, Inc.(b)	460	42,357
QUALCOMM, Inc.	5,133	599,534
Roper Technologies, Inc.	488	221,933
Salesforce, Inc.(b)	4,603	913,097
Seagate Technology Holdings PLC	884	51,953
ServiceNow, Inc.(b)	934	429,098
Skyworks Solutions, Inc.	732	77,519
SolarEdge Technologies, Inc.(b)	257	73,407
Synopsys, Inc.(b)	702	260,667
TE Connectivity Ltd.	1,457	178,293
Teledyne Technologies, Inc.(b)	216	89,510
Teradyne, Inc.	717	65,519
Texas Instruments, Inc.	4,172	697,558
Trimble, Inc.(b)	1,135	53,459
Tyler Technologies, Inc.(b)	192	72,774
VeriSign, Inc.(b)	422	93,600
Western Digital Corp.(b)	1,470	50,627
Zebra Technologies Corp., Class A(b)	238	68,551

		41,291,968

Materials-2.06%
Air Products and Chemicals, Inc.	1,022	300,836
Albemarle Corp.	539	99,963
Amcor PLC	6,840	75,035
Avery Dennison Corp.	373	65,081
Ball Corp.	1,445	76,845
Celanese Corp.	459	48,764
CF Industries Holdings, Inc.	903	64,637
Corteva, Inc.	3,281	200,535
Dow, Inc.	3,245	176,528
DuPont de Nemours, Inc.	2,109	147,040
Eastman Chemical Co.	547	46,096
Ecolab, Inc.	1,141	191,505
FMC Corp.	580	71,676
Freeport-McMoRan, Inc.	6,580	249,448
International Flavors & Fragrances, Inc.	1,174	113,831
International Paper Co.	1,637	54,201
Linde PLC	2,267	837,543
LyondellBasell Industries N.V., Class A	1,169	110,599
Martin Marietta Materials, Inc.	286	103,875
Mosaic Co. (The)	1,567	67,146
Newmont Corp.	3,654	173,200
Nucor Corp.	1,165	172,630
Packaging Corp. of America	426	57,621
PPG Industries, Inc.	1,082	151,761
Sealed Air Corp.	666	31,961
Sherwin-Williams Co. (The)	1,086	257,968
Steel Dynamics, Inc.	768	79,834
Vulcan Materials Co.	612	107,173
WestRock Co.	1,172	35,078

		4,168,410

Real Estate-2.02%
Alexandria Real Estate Equities, Inc.	725	90,031
American Tower Corp.	2,143	438,008
AvalonBay Communities, Inc.	644	116,158
Boston Properties, Inc.	657	35,058
Camden Property Trust	507	55,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2023

(Unaudited)

	Shares	Value
Real Estate-(continued)
CBRE Group, Inc., Class A(b)	1,454	$111,464
Crown Castle, Inc.	1,993	245,318
Digital Realty Trust, Inc.	1,324	131,275
Equinix, Inc.	426	308,458
Equity Residential	1,568	99,176
Essex Property Trust, Inc.	297	65,260
Extra Space Storage, Inc.	616	93,657
Federal Realty Investment Trust	337	33,326
Healthpeak Properties, Inc.	2,517	55,298
Host Hotels & Resorts, Inc.	3,292	53,232
Invitation Homes, Inc.	2,674	89,231
Iron Mountain, Inc.	1,338	73,911
Kimco Realty Corp.	2,847	54,634
Mid-America Apartment Communities, Inc.	532	81,822
Prologis, Inc.	4,249	532,187
Public Storage	728	214,636
Realty Income Corp.	2,887	181,419
Regency Centers Corp.	709	43,554
SBA Communications Corp., Class A	497	129,662
Simon Property Group, Inc.	1,505	170,547
UDR, Inc.	1,424	58,854
Ventas, Inc.	1,841	88,460
VICI Properties, Inc.	4,620	156,803
Welltower, Inc.	2,175	172,303
Weyerhaeuser Co.	3,373	100,886

		4,080,423

Utilities-2.28%
AES Corp. (The)	3,075	72,755
Alliant Energy Corp.	1,156	63,742
Ameren Corp.	1,190	105,874
American Electric Power Co., Inc.	2,366	218,666
American Water Works Co., Inc.	888	131,646
Atmos Energy Corp.	659	75,218
CenterPoint Energy, Inc.	2,898	88,302
CMS Energy Corp.	1,341	83,491
Consolidated Edison, Inc.	1,634	160,900
Constellation Energy Corp.	1,505	116,487
Dominion Energy, Inc.	3,836	219,189
DTE Energy Co.	892	100,270
Duke Energy Corp.	3,545	350,530

	Shares	Value
Utilities-(continued)
Edison International	1,758	$129,389
Entergy Corp.	937	100,802
Evergy, Inc.	1,057	65,650
Eversource Energy	1,603	124,409
Exelon Corp.	4,575	194,163
FirstEnergy Corp.	2,500	99,500
NextEra Energy, Inc.	9,148	701,011
NiSource, Inc.	1,870	53,220
NRG Energy, Inc.	1,061	36,254
PG&E Corp.(b)	7,412	126,819
Pinnacle West Capital Corp.	521	40,878
PPL Corp.	3,390	97,361
Public Service Enterprise Group, Inc.	2,297	145,170
Sempra Energy	1,447	224,994
Southern Co. (The)	5,012	368,633
WEC Energy Group, Inc.	1,452	139,639
Xcel Energy, Inc.	2,519	176,103

		4,611,065

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-79.37% (Cost $160,414,790)		160,405,335

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.87%
Invesco Private Government Fund, 4.83%(d)(e)(f)	494,216	494,216
Invesco Private Prime Fund, 4.99%(d)(e)(f)	1,270,842	1,270,842

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,765,058)		1,765,058

TOTAL INVESTMENTS IN SECURITIES-80.24% (Cost $162,179,848)		162,170,393
OTHER ASSETS LESS LIABILITIES-19.76%		39,935,495

NET ASSETS-100.00%		$202,105,888

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Invesco Ltd.	$40,950	$338,982	$(334,434)	$1,848	$(11,476)	$35,870	$497

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$56,456,197	$420,817,493	$(477,273,690)	$-	$-	$-	$384,369

Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	823,568,663	(823,568,663)	-	-	-	600,624

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,372,606	31,442,267	(32,320,657)	-	-	494,216	44,628	*

Invesco Private Prime Fund	3,328,929	67,531,082	(69,590,134)	(195)	1,160	1,270,842	117,568	*

Total	$61,198,682	$1,343,698,487	$(1,403,087,578)	$1,653	$(10,316)	$1,800,928	$1,147,686

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

CBOE Volatility Index	153	May-2023	$2,820,723	$(1,900)	$(1,900)

CBOE Volatility Index	102	June-2023	2,172,753	(247)	(247)

E-Mini S&P 500 Index	177	June-2023	37,068,225	(15,856)	(15,856)

Total Futures Contracts				$(18,003)	$(18,003)

(a)	Futures contracts collateralized by $20,980,934 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

Information Technology	20.43

Health Care	11.44

Financials	10.40

Consumer Discretionary	7.85

Industrials	6.75

Communication Services	6.57

Consumer Staples	5.85

Energy	3.72

Sector Types Each Less Than 3%	6.36

Money Market Funds Plus Other Assets Less Liabilities	20.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Short Duration Bond ETF (ISDB)

April 30, 2023

(Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-89.53%
Aerospace & Defense-0.81%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	$50,000	$48,830
Lockheed Martin Corp., 4.95%, 10/15/2025	1,000	1,017
Raytheon Technologies Corp., 5.00%, 02/27/2026	18,000	18,312
TransDigm, Inc., 6.75%, 08/15/2028(b)	12,000	12,202

		80,361

Agricultural & Farm Machinery-1.81%
Cargill, Inc.
4.88%, 10/10/2025(b)	50,000	50,388
4.50%, 06/24/2026(b)	29,000	29,190
CNH Industrial Capital LLC, 5.45%, 10/14/2025 .	50,000	50,574
John Deere Capital Corp., 4.55%, 10/11/2024	50,000	50,098

		180,250

Asset Management & Custody Banks-0.12%
State Street Corp., 4.86%, 01/26/2026(c)	12,000	11,988

Automobile Manufacturers-3.65%
Ford Motor Credit Co. LLC, 7.73% (SOFR + 2.95%), 03/06/2026(d)	200,000	201,955
Hyundai Capital America, 5.50%, 03/30/2026(b) .	11,000	11,053
Mercedes-Benz Finance North America LLC (Germany), 5.77% (SOFR + 0.93%), 03/30/2025(b)(d)	100,000	100,272
PACCAR Financial Corp., 4.95%, 10/03/2025	50,000	50,541

		363,821

Automotive Parts & Equipment-0.21%
American Honda Finance Corp., 4.75%, 01/12/2026	21,000	21,223

Automotive Retail-0.77%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	30,000	30,812
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	50,000	45,479

		76,291

Biotechnology-0.84%
Amgen, Inc., 5.25%, 03/02/2025	83,000	83,752

Cable & Satellite-1.97%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	200,000	196,612

Cargo Ground Transportation-0.97%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
3.95%, 03/10/2025(b)	50,000	48,704
4.40%, 07/01/2027(b)	50,000	48,317

		97,021

Construction Machinery & Heavy Transportation Equipment-0.50%
Caterpillar Financial Services Corp., 4.90%, 01/17/2025	50,000	50,331

Construction Materials-0.40%
Vulcan Materials Co., 5.80%, 03/01/2026	40,000	40,219

Consumer Electronics-0.38%
Tyco Electronics Group S.A., 4.50%, 02/13/2026	38,000	38,094

	Principal
	Amount	Value
Consumer Finance-1.87%
Capital One Financial Corp.
3.30%, 10/30/2024	$100,000	$97,259
6.07% (SOFR + 1.35%), 05/09/2025(d)	50,000	49,568
General Motors Financial Co., Inc., 5.40%, 04/06/2026	40,000	40,042

		186,869

Diversified Banks-17.92%
Bank of America Corp.
3.84%, 04/25/2025(c)	100,000	98,238
5.08%, 01/20/2027(c)	58,000	57,929
Series U, 5.20%(c)(e)(f)	50,000	49,681
Barclays PLC (United Kingdom), 7.33%, 11/02/2026(c)	200,000	207,635
BPCE S.A. (France), 5.98%, 01/18/2027(b)(c)	250,000	252,161
Citigroup, Inc., 5.61%, 09/29/2026(c)	100,000	101,221
Discover Bank, 2.45%, 09/12/2024	100,000	95,104
Fifth Third Bancorp, 2.38%, 01/28/2025(e)	72,000	67,792
JPMorgan Chase & Co.
5.55%, 12/15/2025(c)	100,000	100,501
Series CC, 7.88% (3 mo. USD LIBOR + 2.58%)(d)(f)	100,000	99,335
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	100,000	96,920
NatWest Group PLC (United Kingdom), 7.47%, 11/10/2026(c)	200,000	209,373
PNC Financial Services Group, Inc. (The), 5.67%, 10/28/2025(c)	50,000	50,102
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.46%, 01/13/2026	200,000	202,201
Wells Fargo & Co., 4.54%, 08/15/2026(c)	100,000	98,563

		1,786,756

Diversified Chemicals-2.49%
Celanese US Holdings LLC, 6.05%, 03/15/2025 .	50,000	50,205
Sasol Financing USA LLC (South Africa), 5.88%, 03/27/2024	200,000	198,089

		248,294

Diversified Financial Services-1.52%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 07/15/2025	150,000	151,549

Diversified REITs-0.50%
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(b)	50,000	49,803

Diversified Support Services-0.03%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	3,000	3,109

Electric Utilities-3.30%
Duke Energy Corp., 5.00%, 12/08/2025	100,000	100,709
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/2025	50,000	50,954
4.45%, 03/13/2026	50,000	50,219
NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/2025	58,000	58,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Short Duration Bond ETF (ISDB)–(continued)

April 30, 2023

(Unaudited)

	Principal
	Amount	Value
Electric Utilities-(continued)
Pennsylvania Electric Co., 5.15%, 03/30/2026(b) .	$17,000	$17,094
Wisconsin Public Service Corp., 5.35%, 11/10/2025	50,000	50,896

		328,865

Electrical Components & Equipment-0.88%
Regal Rexnord Corp., 6.05%, 02/15/2026(b)	86,000	87,275

Health Care Services-1.08%
Cigna Group (The), 5.69%, 03/15/2026	107,000	107,695

Home Improvement Retail-0.34%
Lowe’s Cos., Inc., 4.80%, 04/01/2026	34,000	34,261

Hotels, Resorts & Cruise Lines-0.50%
Hyatt Hotels Corp., 5.38%, 04/23/2025	50,000	50,211

Integrated Oil & Gas-0.99%
BP Capital Markets PLC (United Kingdom), 4.38%(c)(f)	50,000	48,091
Occidental Petroleum Corp., 5.50%, 12/01/2025	50,000	50,208

		98,299

Integrated Telecommunication Services-1.61%
AT&T, Inc., 5.54%, 02/20/2026	100,000	100,136
T-Mobile USA, Inc.
3.50%, 04/15/2025	50,000	48,665
4.95%, 03/15/2028	12,000	12,133

		160,934

Investment Banking & Brokerage-0.99%
Morgan Stanley, 4.68%, 07/17/2026(c)	100,000	99,223

IT Consulting & Other Services-1.00%
International Business Machines Corp., 4.50%, 02/06/2026	100,000	100,176

Life & Health Insurance-1.53%
Protective Life Global Funding, 5.37%, 01/06/2026(b)	150,000	152,578

Managed Health Care-0.93%
Elevance Health, Inc., 5.35%, 10/15/2025	50,000	50,702
Humana, Inc., 5.70%, 03/13/2026	40,000	40,327
UnitedHealth Group, Inc., 5.15%, 10/15/2025	2,000	2,039

		93,068

Movies & Entertainment-1.52%
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	150,000	151,318

Multi-Utilities-1.38%
WEC Energy Group, Inc., 4.75%, 01/09/2026	137,000	137,515

Office REITs-0.94%
Brandywine Operating Partnership L.P., 4.10%, 10/01/2024	100,000	94,114

Oil & Gas Equipment & Services-0.49%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	49,000	48,885

Oil & Gas Exploration & Production-2.69%
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	100,000	96,465
Petroleos Mexicanos (Mexico), 6.88%, 10/16/2025	100,000	98,580

	Principal
	Amount	Value
Oil & Gas Exploration & Production-(continued)
Pioneer Natural Resources Co., 5.10%, 03/29/2026	$22,000	$22,231
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	50,000	51,012

		268,288

Oil & Gas Storage & Transportation-8.28%
Enbridge, Inc. (Canada), 5.97%, 03/08/2026	122,000	122,496
Energy Transfer L.P., 4.50%, 04/15/2024	200,000	197,781
Enterprise Products Operating LLC, 5.05%, 01/10/2026	27,000	27,456
Kinder Morgan, Inc., 5.63%, 11/15/2023(b)	100,000	99,983
MPLX L.P., 4.88%, 12/01/2024	100,000	99,650
ONEOK, Inc., 5.85%, 01/15/2026	50,000	51,023
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	200,000	200,044
Williams Cos., Inc. (The), 5.40%, 03/02/2026	27,000	27,559

		825,992

Packaged Foods & Meats-0.50%
General Mills, Inc., 5.24%, 11/18/2025	50,000	50,041

Paper & Plastic Packaging Products & Materials-0.48%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	50,000	47,704

Passenger Airlines-0.83%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	84,000	82,407

Personal Care Products-0.30%
Kenvue, Inc.
5.50%, 03/22/2025(b)	22,000	22,383
5.35%, 03/22/2026(b)	7,000	7,190

		29,573

Pharmaceuticals-1.03%
Eli Lilly and Co., 5.00%, 02/27/2026(e)	51,000	51,308
Zoetis, Inc., 5.40%, 11/14/2025	50,000	50,978

		102,286

Regional Banks-3.41%
KeyCorp, 3.88%, 05/23/2025(c)	100,000	96,666
M&T Bank Corp., 3.55%, 07/26/2023	100,000	99,242
Synovus Financial Corp., 5.20%, 08/11/2025	50,000	48,075
Truist Financial Corp., 5.20% (SOFR + 0.40%), 06/09/2025(d)	100,000	96,270

		340,253

Restaurants-0.46%
Starbucks Corp., 4.75%, 02/15/2026	45,000	45,417

Retail REITs-1.37%
Realty Income Corp.
4.60%, 02/06/2024	100,000	99,922
5.05%, 01/13/2026	37,000	37,015

		136,937

Semiconductors-1.94%
Broadcom, Inc., 3.46%, 09/15/2026	150,000	143,812
Marvell Technology, Inc., 4.20%, 06/22/2023	50,000	49,905

		193,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Short Duration Bond ETF (ISDB)–(continued)

April 30, 2023

(Unaudited)

	Principal
	Amount	Value
Sovereign Debt-3.39%
Romanian Government International Bond (Romania), 6.63%, 02/17/2028(b)	$128,000	$133,343
Serbia International Bond (Serbia), 6.25%, 05/26/2028(b)	200,000	204,488

		337,831

Specialized Finance-0.47%
Blackstone Private Credit Fund, 1.75%, 09/15/2024	50,000	46,675

Systems Software-1.54%
Oracle Corp., 5.80%, 11/10/2025	150,000	153,813

Technology Distributors-0.57%
Arrow Electronics, Inc., 6.13%, 03/01/2026	57,000	57,054

Technology Hardware, Storage & Peripherals-3.04%
Hewlett Packard Enterprise Co.
5.90%, 10/01/2024	150,000	151,635
6.10%, 04/01/2026	150,000	151,337

		302,972

Telecom Tower REITs-0.47%
SBA Communications Corp., 3.88%, 02/15/2027	50,000	46,689

Tobacco-2.09%
Philip Morris International, Inc.
5.13%, 11/15/2024	100,000	100,662
4.88%, 02/13/2026	107,000	107,613

		208,275

Trading Companies & Distributors-0.48%
Air Lease Corp., 3.38%, 07/01/2025	50,000	47,942

Transaction & Payment Processing Services-0.95%
Block, Inc., 2.75%, 06/01/2026	50,000	45,307
Fidelity National Information Services, Inc., 4.50%, 07/15/2025	50,000	49,537

		94,844

Wireless Telecommunication Services-1.00%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	100,000	99,364

Total U.S. Dollar Denominated Bonds & Notes (Cost $8,888,839)		8,928,834

Asset-Backed Securities-5.86%
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-3A, Class A, 4.62%, 02/20/2027(b)	100,000	98,513
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	100,000	100,419
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	100,000	101,586
Eaton Vance CLO Ltd., Series 2019-1A, Class AR, 6.36% (3 mo. USD LIBOR + 1.10%), 04/15/2031(b)(d)	100,000	98,809
OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	96,732	97,045

	Principal
	Amount	Value
Verus Securitization Trust, Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(g)	$98,693	$88,517

Total Asset-Backed Securities (Cost $580,583)		584,889

U.S. Treasury Securities-1.52%
U.S. Treasury Bills-0.27%
4.34%–4.55%, 05/11/2023(h)(i)	27,000	26,969

U.S. Treasury Notes-1.25%
3.88%, 03/31/2025	92,400	92,032
3.75%, 04/15/2026	32,900	32,913

		124,945

Total U.S. Treasury Securities (Cost $151,744)		151,914

Agency Credit Risk Transfer Notes-0.78%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 7.12% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)(j)	29,137	29,287
Freddie Mac, Series 2023-DNA1, Class M1, STACR® , 6.92% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(k)	48,587	48,741

Total Agency Credit Risk Transfer Notes (Cost $77,724)		78,028

	Shares
Preferred Stocks-0.49%
Investment Banking & Brokerage-0.49%
Goldman Sachs Group, Inc. (The), Series P, Pfd., 7.73% (3 mo. USD LIBOR + 2.87%)(d) (Cost $48,600)	50,000	48,500

Money Market Funds-0.99%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(l)(m) (Cost $98,455)	98,455	98,455

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.17% (Cost $9,845,945)		9,890,620

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.72%
Invesco Private Government Fund, 4.83%(l)(m)(n) .	48,061	48,061
Invesco Private Prime Fund, 4.99%(l)(m)(n)	123,585	123,585

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $171,646)		171,646

TOTAL INVESTMENTS IN SECURITIES-100.89% (Cost $10,017,591)		10,062,266
OTHER ASSETS LESS LIABILITIES-(0.89)%		(89,226)

NET ASSETS-100.00%		$9,973,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Short Duration Bond ETF (ISDB)–(continued)

April 30, 2023

(Unaudited)

Investment Abbreviations:

CLO	-Collateralized Loan Obligation
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $2,518,434, which represented 25.25% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2023.
(e)	All or a portion of this security was out on loan at April 30, 2023.
(f)	Perpetual bond with no specified maturity date.
(g)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2023.

(h)	$26,969 was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 P.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(k)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$5,100,473	$(5,002,018)	$-	$-	$98,455	$3,463

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	115,680	(67,619)	-	-	48,061	145	*

Invesco Private Prime Fund	-	290,658	(167,073)	-	-	123,585	368	*

Total	$-	$5,506,811	$(5,236,710)	$-	$-	$270,101	$3,976

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	13	June-2023	$2,680,133	$(7,732)	$(7,732)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Short Duration Bond ETF (ISDB)–(continued)

April 30, 2023

(Unaudited)

Open Futures Contracts–(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 5 Year Notes	8	June-2023	$(877,938)	$(18,236)	$(18,236)

Total Futures Contracts				$(25,968)	$(25,968)

Portfolio Composition

Security Type Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

U.S. Dollar Denominated Bonds & Notes	89.53

Asset-Backed Securities	5.86

U.S. Treasury Securities	1.52

Agency Credit Risk Transfer Notes	0.78

Preferred Stocks	0.49

Money Market Funds Plus Other Assets Less Liabilities	1.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Total Return Bond ETF (GTO)

April 30, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-47.89%
Aerospace & Defense-0.43%
Lockheed Martin Corp.
5.10%, 11/15/2027	$556,000	$578,733
4.15%, 06/15/2053	147,000	153,960
4.30%, 06/15/2062	180,000	162,942
5.90%, 11/15/2063	405,000	473,694
Raytheon Technologies Corp., 5.15%, 02/27/2033	1,865,000	1,939,169
TransDigm, Inc., 6.75%, 08/15/2028(b)	876,000	890,709

		4,199,207

Agricultural & Farm Machinery-0.25%
Cargill, Inc.
4.50%, 06/24/2026(b)	1,198,000	1,205,836
4.75%, 04/24/2033(b)	1,079,000	1,087,619
4.38%, 04/22/2052(b)	182,000	165,264

		2,458,719

Agricultural Products & Services-0.07%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	732,000	733,925

Air Freight & Logistics-0.43%
United Parcel Service, Inc.
4.88%, 03/03/2033	1,309,000	1,355,293
5.05%, 03/03/2053	2,789,000	2,877,150

		4,232,443

Apparel Retail-0.01%
Ross Stores, Inc., 3.38%, 09/15/2024 .	108,000	105,702

Application Software-0.11%
Leidos, Inc., 5.75%, 03/15/2033	887,000	907,526
Salesforce, Inc., 2.90%, 07/15/2051	181,000	128,726

		1,036,252

Asset Management & Custody Banks-0.79%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	26,000	25,075
5.15%, 05/15/2033	2,217,000	2,236,587
Bank of New York Mellon Corp. (The)
4.54%, 02/01/2029(c)(d)	1,101,000	1,095,143
5.83%, 10/25/2033(d)	592,000	633,906
4.71%, 02/01/2034(c)(d)	712,000	707,909
Series I, 3.75%(d)(e)	443,000	371,296
Series J, 4.97%, 04/26/2034(c)(d)	1,343,000	1,354,498
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	771,000	653,483
Northern Trust Corp., 6.13%, 11/02/2032(c)	672,000	719,320

		7,797,217

Automobile Manufacturers-1.38%
Ford Motor Co., 6.10%, 08/19/2032(c) .	1,839,000	1,755,529
Ford Motor Credit Co. LLC
7.35%, 11/04/2027	1,305,000	1,345,196
6.80%, 05/12/2028	2,608,000	2,611,907
7.35%, 03/06/2030(c)	962,000	989,110

	Principal Amount	Value
Automobile Manufacturers-(continued)
Hyundai Capital America
5.88%, 04/07/2025(b)(c)	$37,000	$37,410
5.60%, 03/30/2028(b)(c)	1,683,000	1,700,192
5.80%, 04/01/2030(b)(c)	324,000	332,746
Mercedes-Benz Finance North America LLC (Germany)
4.80%, 03/30/2026(b)(c)	1,065,000	1,073,941
4.80%, 03/30/2028(b)	2,119,000	2,137,539
Toyota Motor Credit Corp., 4.63%, 01/12/2028	696,000	708,529
Volkswagen Group of America Finance LLC (Germany), 4.60%, 06/08/2029(b)	864,000	846,548

		13,538,647

Automotive Parts & Equipment-1.35%
American Honda Finance Corp.
4.70%, 01/12/2028(c)	1,194,000	1,212,564
4.60%, 04/17/2030	1,479,000	1,485,366
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	1,099,000	987,616
ERAC USA Finance LLC
4.60%, 05/01/2028(b)(f)	1,601,000	1,598,842
4.90%, 05/01/2033(b)(f)	2,189,000	2,187,579
5.40%, 05/01/2053(b)(f)	2,276,000	2,295,356
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	723,000	540,985
ZF North America Capital, Inc. (Germany)
6.88%, 04/14/2028(b)	1,088,000	1,120,732
7.13%, 04/14/2030(b)	1,809,000	1,868,869

		13,297,909

Automotive Retail-0.36%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	690,000	712,632
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	2,262,000	1,961,235
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)(c)	1,069,000	864,255

		3,538,122

Biotechnology-0.96%
Amgen, Inc.
5.25%, 03/02/2025	1,192,000	1,202,798
5.15%, 03/02/2028	1,589,000	1,626,953
5.25%, 03/02/2030	723,000	742,838
5.25%, 03/02/2033	1,640,000	1,688,070
5.60%, 03/02/2043	1,431,000	1,473,620
5.65%, 03/02/2053	2,597,000	2,692,490

		9,426,769

Broadcasting-0.00%
Fox Corp., 4.71%, 01/25/2029	34,000	33,411

Broadline Retail-0.08%
Prosus N.V. (China), 3.26%, 01/19/2027(b)	875,000	801,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Building Products-0.02%
HP Communities LLC
5.78%, 03/15/2046(b)	$150,000	$144,492
5.86%, 09/15/2053(b)	100,000	94,847

		239,339

Cable & Satellite-0.38%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029(b)(c)	1,604,000	1,525,820
7.38%, 03/01/2031(b)(c)	942,000	923,710
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	35,000	33,929
Comcast Corp.
4.15%, 10/15/2028	13,000	12,900
5.50%, 11/15/2032	1,048,000	1,123,863
3.25%, 11/01/2039	74,000	60,134
3.45%, 02/01/2050	56,000	43,382
2.80%, 01/15/2051	26,000	17,581
2.89%, 11/01/2051	7,000	4,791
2.99%, 11/01/2063	6,000	3,893
Cox Communications, Inc., 2.95%, 10/01/2050(b)	26,000	16,500

		3,766,503

Cargo Ground Transportation-0.22%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.70%, 02/01/2028(b)	666,000	674,248
5.55%, 05/01/2028(b)	1,467,000	1,477,638

		2,151,886

Casinos & Gaming-0.02%
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)(c)	218,000	214,704

Commercial & Residential Mortgage Finance-0.11%
Aviation Capital Group LLC
4.13%, 08/01/2025(b)	9,000	8,605
6.25%, 04/15/2028(b)	1,061,000	1,071,183

		1,079,788

Construction Machinery & Heavy Transportation Equipment-0.26%
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(b)	766,000	734,945
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033(f)	1,772,000	1,790,384

		2,525,329

Consumer Electronics-0.24%
Sensata Technologies B.V.
4.00%, 04/15/2029(b)	2,179,000	1,971,723
5.88%, 09/01/2030(b)	411,000	404,011

		2,375,734

Consumer Finance-0.04%
General Motors Financial Co., Inc., 5.40%, 04/06/2026	351,000	351,367

	Principal Amount	Value
Consumer Staples Merchandise Retail-0.92%
Dollar General Corp., 5.50%, 11/01/2052(c)	$509,000	$517,800
Target Corp.
4.50%, 09/15/2032(c)	669,000	674,166
4.40%, 01/15/2033(c)	1,320,000	1,320,567
4.80%, 01/15/2053	823,000	812,308
Walmart, Inc.
3.90%, 04/15/2028	1,232,000	1,231,035
4.00%, 04/15/2030	996,000	991,844
4.10%, 04/15/2033	2,073,000	2,069,474
4.50%, 09/09/2052	497,000	492,814
4.50%, 04/15/2053	993,000	985,590

		9,095,598

Copper-0.07%
PT Freeport Indonesia (Indonesia), 5.32%, 04/14/2032(b)	716,000	691,738

Distillers & Vintners-0.09%
Brown-Forman Corp., 4.75%, 04/15/2033(c)	481,000	491,395
Constellation Brands, Inc., 4.90%, 05/01/2033	406,000	407,820

		899,215

Diversified Banks-9.05%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	262,486
African Export-Import Bank (The) (Supranational)
2.63%, 05/17/2026(b)	398,000	358,144
3.80%, 05/17/2031(b)	500,000	408,600
Australia and New Zealand Banking Group Ltd. (Australia)
6.74%, 12/08/2032(b)(c)	1,421,000	1,505,042
6.75%(b)(d)(e)	1,240,000	1,197,484
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	624,000	580,828
Bank of America Corp.
5.89% (SOFR + 1.05%), 02/04/2028(g)	697,000	686,937
4.95%, 07/22/2028(d)	561,000	559,409
5.20%, 04/25/2029(d)	4,811,000	4,845,844
4.57%, 04/27/2033(d)	576,000	549,866
5.02%, 07/22/2033(c)(d)	768,000	757,795
5.29%, 04/25/2034(d)	5,514,000	5,555,243
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(d)	1,464,000	1,502,140
Barclays PLC (United Kingdom), 8.00%(d)(e)	1,692,000	1,486,253
BPCE S.A. (France), 5.98%, 01/18/2027(b)(d)	1,606,000	1,619,880
Citigroup, Inc.
3.98%, 03/20/2030(d)	57,000	53,523
2.57%, 06/03/2031(d)	49,000	41,492
3.88%(c)(d)(e)	1,432,000	1,226,150
7.38%(c)(d)(e)	3,073,000	3,042,270
Series A, 9.34% (3 mo. USD LIBOR + 4.07%)(e)(g)	248,000	247,876
Series P, 5.95%(d)(e)	330,000	309,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)(d)	$652,000	$615,407
Corp. Andina de Fomento (Supranational), 1.25%, 10/26/2024	2,769,000	2,613,728
Federation des caisses Desjardins du Quebec (Canada)
5.28%, 01/23/2026(b)(d)	446,000	444,968
4.55%, 08/23/2027(b)	1,585,000	1,559,264
Fifth Third Bancorp
2.38%, 01/28/2025	643,000	605,417
2.55%, 05/05/2027	17,000	15,132
1.71%, 11/01/2027(d)	709,000	615,679
6.36%, 10/27/2028(d)	631,000	651,693
4.77%, 07/28/2030(d)	1,627,000	1,549,678
HSBC Holdings PLC (United Kingdom)
5.21%, 08/11/2028(d)	1,260,000	1,255,318
5.40%, 08/11/2033(c)(d)	1,519,000	1,506,886
8.11%, 11/03/2033(d)	1,496,000	1,690,026
6.33%, 03/09/2044(d)	2,321,000	2,448,652
JPMorgan Chase & Co.
6.16% (3 mo. USD LIBOR + 0.89%), 07/23/2024(g)	44,000	44,019
4.32%, 04/26/2028(d)	466,000	457,522
4.85%, 07/25/2028(d)	597,000	599,019
3.70%, 05/06/2030(d)	56,000	52,278
2.96%, 01/25/2033(d)	89,000	76,158
4.59%, 04/26/2033(d)	414,000	403,097
5.72%, 09/14/2033(d)	1,452,000	1,500,184
KeyBank N.A.
3.30%, 06/01/2025	590,000	556,900
4.15%, 08/08/2025	2,106,000	2,017,784
5.85%, 11/15/2027	1,495,000	1,494,487
4.90%, 08/08/2032	1,728,000	1,542,985
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	1,553,000	1,474,693
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.02%, 07/20/2028(c)(d)	1,079,000	1,075,785
5.24%, 04/19/2029(d)	718,000	723,656
1.80%, 07/20/2033(d)	1,206,000	1,207,403
5.41%, 04/19/2034(d)	742,000	749,864
Mizuho Financial Group, Inc. (Japan), 5.67%, 09/13/2033(c)(d)	1,480,000	1,515,863
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	1,152,000	1,157,069
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	1,359,000	1,379,538
NatWest Group PLC (United Kingdom), 6.02%, 03/02/2034(c)(d)	488,000	507,874
Nordea Bank Abp (Finland)
4.75%, 09/22/2025(b)	1,408,000	1,400,464
5.38%, 09/22/2027(b)	858,000	868,232

	Principal Amount	Value
Diversified Banks-(continued)
PNC Financial Services Group, Inc. (The)
4.63%, 06/06/2033(c)(d)	$855,000	$792,079
6.04%, 10/28/2033(c)(d)	741,000	776,455
5.07%, 01/24/2034(c)(d)	1,019,000	1,004,026
Series V, 6.20%(c)(d)(e)	1,170,000	1,104,723
Series W, 6.25%(c)(d)(e)	1,966,000	1,806,754
Royal Bank of Canada (Canada)
5.55% (SOFR + 0.71%), 01/21/2027(c)(g)	660,000	648,420
5.00%, 02/01/2033	1,256,000	1,265,855
Standard Chartered PLC (United Kingdom)
2.68%, 06/29/2032(b)(d)	810,000	646,814
4.30%(b)(d)(e)	1,362,000	963,751
7.75%(b)(c)(d)(e)	2,112,000	2,050,942
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.13%, 07/08/2030	594,000	491,230
5.77%, 01/13/2033	3,220,000	3,381,767
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.65%, 03/09/2026(b)	755,000	768,684
Swedbank AB (Sweden), 5.34%, 09/20/2027(b)	1,031,000	1,036,512
Synovus Bank, 5.63%, 02/15/2028	1,230,000	1,157,740
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	1,522,000	1,554,008
U.S. Bancorp
4.55%, 07/22/2028(d)	594,000	577,922
4.97%, 07/22/2033(d)	487,000	456,113
5.85%, 10/21/2033(d)	985,000	1,014,771
4.84%, 02/01/2034(c)(d)	2,138,000	2,049,625
Wells Fargo & Co.
4.81%, 07/25/2028(d)	343,000	340,153
4.15%, 01/24/2029	67,000	64,536
4.90%, 07/25/2033(c)(d)	339,000	332,016
5.39%, 04/24/2034(d)	1,127,000	1,147,260
4.61%, 04/25/2053(d)	510,000	457,706

		89,063,639

Diversified Capital Markets-0.14%
Credit Suisse Group AG (Switzerland)
4.50%(b)(d)(e)(h)	332,000	13,280
5.25%(b)(d)(e)(h)	271,000	10,840
UBS Group AG (Switzerland)
5.71%, 01/12/2027(b)(c)(d)	491,000	489,928
4.75%, 05/12/2028(b)(d)	916,000	884,089

		1,398,137

Diversified Chemicals-0.86%
Braskem Netherlands Finance B.V. (Brazil), 7.25%, 02/13/2033(b)(c)	970,000	930,075
Celanese US Holdings LLC
5.90%, 07/05/2024	764,000	765,018
6.05%, 03/15/2025	816,000	819,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Diversified Chemicals-(continued)
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026	$1,785,000	$1,621,081
8.75%, 05/03/2029(b)(f)	1,625,000	1,631,524
5.50%, 03/18/2031(c)	3,250,000	2,698,095

		8,465,140

Diversified Financial Services-0.82%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 09/15/2023	442,000	439,359
1.75%, 01/30/2026	408,000	366,330
AMC East Communities LLC, 6.01%, 01/15/2053(b)	184,755	178,922
JAB Holdings B.V. (Luxembourg), 4.50%, 04/08/2052(b)	2,554,000	1,949,701
Jackson Financial, Inc., 5.17%, 06/08/2027	129,000	126,991
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	218,120	185,730
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	1,730,000	1,738,814
Pacific Beacon LLC
5.38%, 07/15/2026(b)	51,126	51,343
5.51%, 07/15/2036(b)	500,000	486,908
Pershing Square Holdings Ltd.
3.25%, 11/15/2030(b)	1,000,000	794,655
3.25%, 10/01/2031(b)	2,300,000	1,783,063

		8,101,816

Diversified Metals & Mining-0.75%
BHP Billiton Finance (USA) Ltd. (Australia)
4.88%, 02/27/2026	2,124,000	2,151,873
4.75%, 02/28/2028	1,320,000	1,342,643
4.90%, 02/28/2033	1,535,000	1,574,837
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)(c)	433,000	376,634
Rio Tinto Finance (USA) PLC (Australia), 5.13%, 03/09/2053	1,831,000	1,888,988

		7,334,975

Diversified REITs-0.20%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	92,337	86,616
CubeSmart L.P., 2.25%, 12/15/2028	48,000	41,636
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	185,044
Trust Fibra Uno (Mexico), 4.87%, 01/15/2030(b)	880,000	746,440
VICI Properties L.P.
4.75%, 02/15/2028	467,000	450,823
4.95%, 02/15/2030	467,000	446,910

		1,957,469

Diversified Support Services-0.16%
Atento Luxco 1 S.A. (Brazil), 8.00%, 02/10/2026(b)	1,305,000	349,740

	Principal Amount	Value
Diversified Support Services-(continued)
Ritchie Bros. Holdings, Inc. (Canada)
6.75%, 03/15/2028(b)(c)	$253,000	$262,171
7.75%, 03/15/2031(b)(c)	911,000	969,076

		1,580,987

Drug Retail-0.38%
CK Hutchison International (23) Ltd. (United Kingdom)
4.75%, 04/21/2028(b)	1,891,000	1,911,453
4.88%, 04/21/2033(b)	1,780,000	1,805,481

		3,716,934

Education Services-0.19%
Grand Canyon University, 3.25%, 10/01/2023	1,235,000	1,219,562
Johns Hopkins University (The), Series A, 4.71%, 07/01/2032	600,000	616,183

		1,835,745

Electric Utilities-2.25%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	407,979	295,479
American Electric Power Co., Inc.
5.75%, 11/01/2027	537,000	560,390
3.88%, 02/15/2062(d)	628,000	505,743
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	41,000	30,558
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	874,000	918,807
Duke Energy Corp., 5.00%, 08/15/2052	699,000	656,601
Duke Energy Indiana LLC, 5.40%, 04/01/2053	1,180,000	1,222,004
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	1,072,000	1,111,288
Evergy Metro, Inc., 4.95%, 04/15/2033	605,000	608,568
Exelon Corp., 5.60%, 03/15/2053	1,000,000	1,030,596
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	4,464,000	4,206,427
Metropolitan Edison Co., 5.20%, 04/01/2028(b)	333,000	339,749
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	394,000	424,779
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	1,016,000	1,033,399
4.63%, 07/15/2027	644,000	645,243
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	590,000	612,829
PacifiCorp, 5.35%, 12/01/2053	1,982,000	2,067,276
Public Service Co. of Colorado, 5.25%, 04/01/2053	912,000	939,514
Public Service Electric and Gas Co., 5.13%, 03/15/2053	575,000	596,080
San Diego Gas & Electric Co., 5.35%, 04/01/2053	2,124,000	2,204,788
Southern Co. (The), 5.70%, 10/15/2032	430,000	454,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
Southwestern Electric Power Co., 5.30%, 04/01/2033	$801,000	$812,340
Virginia Electric and Power Co., 5.00%, 04/01/2033	868,000	879,589

		22,156,468

Electrical Components & Equipment-0.54%
CenterPoint Energy Houston Electric LLC
Series AI, 4.45%, 10/01/2032(c)	726,000	720,897
Series AJ, 4.85%, 10/01/2052	547,000	545,483
Regal Rexnord Corp.
6.05%, 04/15/2028(b)	1,282,000	1,295,230
6.30%, 02/15/2030(b)	496,000	505,770
6.40%, 04/15/2033(b)	2,181,000	2,226,477

		5,293,857

Environmental & Facilities Services-0.15%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	639,000	652,655
Republic Services, Inc.
4.88%, 04/01/2029	293,000	299,177
5.00%, 04/01/2034	535,000	547,641

		1,499,473

Financial Exchanges & Data-0.35%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	1,060,000	886,849
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	326,000	322,725
4.60%, 03/15/2033	321,000	321,199
4.95%, 06/15/2052	443,000	440,603
5.20%, 06/15/2062	1,058,000	1,081,511
Moody’s Corp.
3.75%, 02/25/2052	176,000	141,210
3.10%, 11/29/2061	325,000	217,072

		3,411,169

Food Distributors-0.05%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	574,000	495,268

Gas Utilities-0.06%
Southwest Gas Corp., 5.45%, 03/23/2028	569,000	578,711

Health Care Equipment-0.30%
Becton, Dickinson and Co., 4.69%, 02/13/2028	632,000	639,637
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	2,279,000	2,287,967

		2,927,604

Health Care Facilities-0.24%
Tenet Healthcare Corp., 6.13%, 06/15/2030(b)	675,000	668,258
UPMC
5.04%, 05/15/2033	1,248,000	1,243,361
5.38%, 05/15/2043	414,000	419,117

		2,330,736

	Principal Amount	Value
Health Care REITs-0.00%
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	$26,000	$20,333

Health Care Services-0.31%
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,000,000	1,360,534
Series 2032, 2.04%, 01/01/2032	1,275,000	1,018,152
Series 2042, 2.72%, 01/01/2042	1,000,000	713,672

		3,092,358

Highways & Railtracks-0.03%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	366,523	305,772

Home Improvement Retail-0.71%
Lowe’s Cos., Inc.
5.00%, 04/15/2033(c)	1,360,000	1,375,360
5.15%, 07/01/2033	1,552,000	1,582,592
5.75%, 07/01/2053	468,000	477,991
5.80%, 09/15/2062	850,000	856,754
5.85%, 04/01/2063	2,711,000	2,730,538

		7,023,235

Homebuilding-0.04%
Lennar Corp., 4.75%, 11/29/2027	398,000	394,571

Hotels, Resorts & Cruise Lines-0.12%
Marriott International, Inc., 4.90%, 04/15/2029	1,231,000	1,224,354

Independent Power Producers & Energy Traders-0.19%
AES Corp. (The), 2.45%, 01/15/2031	45,000	36,967
Calpine Corp., 3.75%, 03/01/2031(b)	416,000	355,326
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	1,137,000	721,142
Vistra Corp., 7.00%(b)(d)(e)	796,000	714,692

		1,828,127

Industrial Conglomerates-0.26%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	931,000	848,877
Honeywell International, Inc., 5.00%, 02/15/2033	1,639,000	1,730,231

		2,579,108

Industrial REITs-0.52%
Prologis L.P.
2.88%, 11/15/2029	157,000	141,469
4.63%, 01/15/2033	993,000	990,373
4.75%, 06/15/2033	2,303,000	2,309,000
5.25%, 06/15/2053	1,642,000	1,647,275

		5,088,117

Insurance Brokers-0.15%
Arthur J. Gallagher & Co., 5.50%, 03/02/2033	881,000	911,591
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	543,000	566,251

		1,477,842

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Integrated Oil & Gas-0.46%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	$1,994,000	$2,029,512
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033(c)	2,530,000	2,454,883

		4,484,395

Integrated Telecommunication Services-0.74%
AT&T, Inc.
6.33% (3 mo. USD LIBOR + 1.18%), 06/12/2024(g)	14,000	14,088
3.55%, 09/15/2055	26,000	18,468
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	1,870,000	1,651,444
IHS Holding Ltd. (Nigeria)
5.63%, 11/29/2026(b)	771,000	647,116
6.25%, 11/29/2028(b)	586,000	467,335
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	846,000	476,872
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(b)	789,000	721,140
T-Mobile USA, Inc.
5.05%, 07/15/2033	1,189,000	1,198,526
3.40%, 10/15/2052	369,000	267,205
5.65%, 01/15/2053	1,727,000	1,782,672
Verizon Communications, Inc., 3.88%, 02/08/2029	28,000	27,056

		7,271,922

Interactive Home Entertainment-0.09%
Roblox Corp., 3.88%, 05/01/2030(b)	1,027,000	868,046

Interactive Media & Services-0.17%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)(c)	321,000	302,333
Meta Platforms, Inc.
4.45%, 08/15/2052	765,000	675,165
4.65%, 08/15/2062	782,000	693,960

		1,671,458

Internet Services & Infrastructure-0.01%
Twilio, Inc., 3.88%, 03/15/2031(c)	83,000	69,443

Investment Banking & Brokerage-1.27%
Charles Schwab Corp. (The), Series K, 5.00%(c)(d)(e)	433,000	374,545
Goldman Sachs Group, Inc. (The)
5.59% (SOFR + 0.79%), 12/09/2026(g)	221,000	215,823
2.62%, 04/22/2032(d)	34,000	28,394
3.21%, 04/22/2042(d)	38,000	28,606
Series V, 4.13%(d)(e)	746,000	626,243
Morgan Stanley
5.12%, 02/01/2029(c)(d)	617,000	620,474
5.16%, 04/20/2029(d)	4,851,000	4,888,863
5.25%, 04/21/2034(d)	5,162,000	5,222,779
5.95%, 01/19/2038(d)	495,000	498,174
3.22%, 04/22/2042(d)	26,000	20,167

		12,524,068

Leisure Products-0.08%
Brunswick Corp., 5.10%, 04/01/2052	1,024,000	763,633

	Principal Amount	Value
Life & Health Insurance-1.66%
Athene Holding Ltd., 3.45%, 05/15/2052	$187,000	$113,808
Delaware Life Global Funding
Series 21-1, 2.66%, 06/29/2026(b)	4,125,000	3,757,233
Series 22-1, 3.31%, 03/10/2025(b)	2,375,000	2,251,400
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(b)	1,057,000	1,075,994
Lincoln National Corp., Series C, 9.25%(c)(d)(e)	527,000	531,611
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	3,179,000	2,537,796
MetLife, Inc.
9.25%, 04/08/2038(b)	350,000	412,603
5.25%, 01/15/2054	1,567,000	1,553,139
Pacific Life Global Funding II, 5.64% (SOFR + 0.80%), 03/30/2025(b)(g)	1,518,000	1,502,636
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	45,000	31,653
Principal Financial Group, Inc.
5.38%, 03/15/2033	1,107,000	1,126,912
5.50%, 03/15/2053	1,474,000	1,434,343

		16,329,128

Managed Health Care-1.01%
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/2041	1,760,000	1,318,960
Series 2021, 3.00%, 06/01/2051	2,180,000	1,553,666
UnitedHealth Group, Inc.
5.25%, 02/15/2028(c)	765,000	799,815
4.25%, 01/15/2029(c)	887,000	886,334
4.00%, 05/15/2029	854,000	840,482
5.30%, 02/15/2030	1,300,000	1,373,141
5.35%, 02/15/2033(c)	1,119,000	1,193,947
4.50%, 04/15/2033	402,000	402,716
5.05%, 04/15/2053	854,000	868,222
5.20%, 04/15/2063	709,000	723,857

		9,961,140

Movies & Entertainment-0.20%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042(b)	862,000	713,649
5.14%, 03/15/2052(b)	626,000	500,778
5.39%, 03/15/2062(b)	941,000	756,430

		1,970,857

Multi-Family Residential REITs-0.00%
Mid-America Apartments L.P., 2.88%, 09/15/2051	26,000	17,188

Multi-line Insurance-0.45%
American International Group, Inc., 5.13%, 03/27/2033(c)	1,232,000	1,238,500
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	1,926,000	1,957,354
New York Life Global Funding, 4.55%, 01/28/2033(b)	1,277,000	1,270,339

		4,466,193

Multi-Utilities-0.29%
Dominion Energy, Inc., 5.38%, 11/15/2032	1,297,000	1,331,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Multi-Utilities-(continued)
NiSource, Inc., 5.25%, 03/30/2028	$391,000	$399,586
WEC Energy Group, Inc.
5.15%, 10/01/2027	568,000	580,924
4.75%, 01/15/2028	503,000	506,054

		2,818,369

Office REITs-0.33%
Boston Properties L.P.
2.90%, 03/15/2030	562,000	457,458
3.25%, 01/30/2031	354,000	290,386
2.55%, 04/01/2032	669,000	503,617
2.45%, 10/01/2033(c)	670,000	482,500
Brandywine Operating Partnership L.P., 7.55%, 03/15/2028	1,022,000	920,205
Office Properties Income Trust, 4.25%, 05/15/2024	602,000	568,602
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	26,000	19,664

		3,242,432

Oil & Gas Drilling-0.13%
Valaris Ltd., 8.38%, 04/30/2030(b)	1,234,000	1,235,808

Oil & Gas Equipment & Services-0.15%
Enerflex Ltd. (Canada), 9.00%,
10/15/2027(b)	728,000	726,296
Petrofac Ltd. (United Kingdom), 9.75%,
11/15/2026(b)	1,052,000	737,056

		1,463,352

Oil & Gas Exploration & Production-1.03%
Apache Corp., 7.75%, 12/15/2029	682,000	722,485
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	854,000	859,496
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.94%, 09/30/2040(b)	1,696,432	1,395,181
Murphy Oil Corp., 6.38%, 07/15/2028 .	592,000	590,480
Petroleos Mexicanos (Mexico)
8.75%, 06/02/2029(c)	2,074,000	1,906,608
6.70%, 02/16/2032	1,323,000	1,019,402
10.00%, 02/07/2033(b)	915,000	850,597
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	1,058,000	957,791
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	740,000	754,978
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	1,278,000	1,035,345

		10,092,363

Oil & Gas Refining & Marketing-0.16%
Phillips 66, 5.30%, 06/30/2033	1,536,000	1,556,245

Oil & Gas Storage & Transportation-1.61%
Enbridge, Inc. (Canada)
5.36% (SOFR + 0.63%), 02/16/2024(g)	958,000	955,485
5.70%, 03/08/2033	1,408,000	1,462,793
7.38%, 01/15/2083(c)(d)	892,000	885,310
7.63%, 01/15/2083(d)	676,000	690,251

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Energy Transfer L.P.
5.50%, 06/01/2027	$369,000	$374,652
6.00%, 06/15/2048	6,000	5,739
Series 20Y, 5.80%, 06/15/2038	6,000	5,957
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	460,000	461,082
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia)
6.13%, 02/23/2038(b)	770,000	810,328
6.51%, 02/23/2042(b)	970,000	1,037,339
Kinder Morgan, Inc.
7.80%, 08/01/2031	300,000	343,572
4.80%, 02/01/2033(c)	504,000	488,131
5.20%, 06/01/2033(c)	1,370,000	1,360,667
5.45%, 08/01/2052	1,060,000	979,812
MPLX L.P.
5.00%, 03/01/2033	860,000	845,388
4.95%, 03/14/2052	539,000	467,297
Targa Resources Corp., 6.25%, 07/01/2052	432,000	427,939
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	400,000	421,288
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)	813,000	686,406
Western Midstream Operating L.P., 6.15%, 04/01/2033(c)	1,621,000	1,649,708
Williams Cos., Inc. (The), 5.65%, 03/15/2033	1,441,000	1,493,916

		15,853,060

Other Specialized REITs-0.01%
EPR Properties, 3.60%, 11/15/2031	180,000	140,210

Packaged Foods & Meats-0.56%
Mars, Inc.
4.55%, 04/20/2028(b)	2,336,000	2,359,433
4.65%, 04/20/2031(b)	1,150,000	1,161,176
McCormick & Co., Inc., 4.95%, 04/15/2033	573,000	573,825
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	1,808,000	1,423,142

		5,517,576

Paper & Plastic Packaging Products & Materials-0.03%
Berry Global, Inc., 4.88%, 07/15/2026(b)	249,000	243,860

Passenger Airlines-0.43%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88%, 07/11/2034	580,993	487,541
Series 2021-1, Class B, 3.95%, 07/11/2030	2,235,655	1,977,837
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	113,188	99,396
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	977,226	836,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Passenger Airlines-(continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)	$414,663	$406,801
4.75%, 10/20/2028(b)	279,638	271,717
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	188,633	188,853

		4,268,827

Personal Care Products-0.71%
Kenvue, Inc.
5.05%, 03/22/2028(b)	770,000	797,789
5.00%, 03/22/2030(b)(c)	1,438,000	1,491,873
4.90%, 03/22/2033(b)	2,182,000	2,260,678
5.10%, 03/22/2043(b)	748,000	775,957
5.05%, 03/22/2053(b)	855,000	888,337
5.20%, 03/22/2063(b)	726,000	756,055

		6,970,689

Pharmaceuticals-0.11%
Eli Lilly and Co., 4.88%, 02/27/2053	658,000	688,339
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	489,000	342,034

		1,030,373

Precious Metals & Minerals-0.07%
Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	674,000	684,276

Property & Casualty Insurance-0.02%
Fairfax Financial Holdings Ltd. (Canada), 3.38%, 03/03/2031	250,000	212,912

Rail Transportation-0.53%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	357,000	381,601
CSX Corp.
6.15%, 05/01/2037	939,000	1,041,588
4.50%, 11/15/2052(c)	768,000	707,606
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	663,000	459,429
Union Pacific Corp.
4.50%, 01/20/2033	1,011,000	1,018,789
4.95%, 09/09/2052(c)	518,000	529,258
5.15%, 01/20/2063	1,020,000	1,045,795

		5,184,066

Real Estate Development-0.23%
Agile Group Holdings Ltd. (China)
5.75%, 01/02/2025(b)	208,000	104,235
5.50%, 04/21/2025(b)	874,000	402,953
6.05%, 10/13/2025(b)	488,000	204,655
5.50%, 05/17/2026(b)	425,000	168,235
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(b)	962,000	894,901
Logan Group Co. Ltd. (China)
4.25%, 07/12/2025(b)(c)(h)	725,000	132,959
4.50%, 01/13/2028(b)(h)	250,000	46,455
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	730,000	296,694

		2,251,087

	Principal Amount	Value
Regional Banks-1.21%
Citizens Financial Group, Inc.
4.30%, 12/03/2025	$302,000	$279,855
2.50%, 02/06/2030	26,000	20,880
5.64%, 05/21/2037(d)	639,000	591,158
Series G, 4.00%(d)(e)	1,481,000	1,155,180
KeyCorp, 3.88%, 05/23/2025(d)	1,035,000	1,000,495
M&T Bank Corp.
3.55%, 07/26/2023	1,560,000	1,548,181
5.05%, 01/27/2034(d)	939,000	882,429
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	1,510,000	1,428,620
Morgan Stanley Bank N.A., 4.75%, 04/21/2026	1,048,000	1,053,878
Truist Financial Corp.
4.87%, 01/26/2029(c)(d)	1,008,000	987,533
4.92%, 07/28/2033(d)	1,320,000	1,237,045
6.12%, 10/28/2033(c)(d)	729,000	758,852
5.12%, 01/26/2034(c)(d)	959,000	930,683

		11,874,789

Reinsurance-0.13%
Global Atlantic Fin Co., 4.70%, 10/15/2051(b)(d)	1,648,000	1,319,090

Research & Consulting Services-0.07%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	769,000	692,884

Restaurants-0.25%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	257,000	224,588
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	1,363,000	1,300,556
McDonald’s Corp., 5.15%, 09/09/2052(c)	901,000	915,934

		2,441,078

Retail REITs-0.07%
Agree L.P., 2.00%, 06/15/2028	36,000	30,753
Kimco Realty OP LLC, 2.70%, 10/01/2030	22,000	18,490
Kite Realty Group Trust, 4.75%, 09/15/2030	50,000	45,731
Realty Income Corp.
2.20%, 06/15/2028	26,000	23,323
5.63%, 10/13/2032	508,000	526,917
Spirit Realty L.P.
2.10%, 03/15/2028	32,000	27,058
2.70%, 02/15/2032	31,000	24,557

		696,829

Self-Storage REITs-0.06%
Extra Space Storage L.P., 5.70%, 04/01/2028	555,000	568,309

Semiconductor Materials & Equipment-0.08%
Entegris Escrow Corp., 5.95%, 06/15/2030(b)(c)	855,000	813,594

Semiconductors-0.01%
Broadcom, Inc., 3.19%, 11/15/2036(b)	51,000	38,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Semiconductors-(continued)
Micron Technology, Inc., 4.98%, 02/06/2026	$6,000	$5,973
Skyworks Solutions, Inc., 1.80%, 06/01/2026	19,000	17,147

		61,974

Single-Family Residential REITs-0.00%
American Homes 4 Rent L.P., 2.38%, 07/15/2031	22,000	17,691
Sun Communities Operating L.P., 2.70%, 07/15/2031	27,000	21,834

		39,525

Soft Drinks & Non-alcoholic Beverages-0.21%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	2,382,000	2,111,214

Sovereign Debt-2.36%
Airport Authority (Hong Kong)
4.88%, 01/12/2033(b)	870,000	902,075
3.25%, 01/12/2052(b)	1,670,000	1,302,667
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(b)	517,000	446,688
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(b)	892,000	896,344
Colombia Government International Bond (Colombia)
8.00%, 04/20/2033(c)	939,000	938,111
7.50%, 02/02/2034	650,000	624,944
Dominican Republic International Bond (Dominican Republic)
7.05%, 02/03/2031(b)	520,000	529,244
5.30%, 01/21/2041(b)	241,000	190,656
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	1,119,000	419,200
Indonesia Government International Bond (Indonesia), 4.55%, 01/11/2028	1,335,000	1,341,189
Israel Government International Bond (Israel), 4.50%, 01/17/2033	1,205,000	1,208,078
Mexico Government International Bond (Mexico)
6.35%, 02/09/2035	620,000	665,498
6.34%, 05/04/2053	3,341,000	3,450,607
Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)	795,000	824,781
Panama Government International Bond (Panama), 6.85%, 03/28/2054	520,000	544,060
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)	1,200,000	1,024,839
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	1,886,000	1,480,218
Philippine Government International Bond (Philippines)
4.63%, 07/17/2028	561,000	568,670
5.50%, 01/17/2048	387,000	406,307

	Principal Amount	Value
Sovereign Debt-(continued)
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(b)	$200,000	$197,585
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	932,000	970,906
7.13%, 01/17/2033(b)	1,258,000	1,348,293
Saudi Government International Bond (Saudi Arabia)
4.75%, 01/18/2028(b)	625,000	637,337
4.88%, 07/18/2033(b)	1,150,000	1,183,453
5.00%, 01/18/2053(b)	1,227,000	1,162,749

		23,264,499

Specialized Finance-0.36%
Blackstone Private Credit Fund, 1.75%, 09/15/2024	194,000	181,101
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(i)	2,746,000	2,746,000
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)(c)	666,000	644,988

		3,572,089

Specialty Chemicals-0.14%
Braskem Idesa S.A.P.I. (Mexico)
7.45%, 11/15/2029(b)	289,000	228,928
6.99%, 02/20/2032(b)	1,647,000	1,179,664

		1,408,592

Steel-0.25%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	995,000	1,040,024
POSCO (South Korea)
5.63%, 01/17/2026(b)	774,000	785,819
5.75%, 01/17/2028(b)	639,000	663,823

		2,489,666

Systems Software-0.58%
Oracle Corp.
6.25%, 11/09/2032	2,285,000	2,467,982
4.90%, 02/06/2033(c)	1,441,000	1,420,243
6.90%, 11/09/2052	954,000	1,070,130
5.55%, 02/06/2053	786,000	756,131

		5,714,486

Technology Hardware, Storage & Peripherals-0.01%
Apple, Inc., 2.80%, 02/08/2061	156,000	106,125

Telecom Tower REITs-0.14%
SBA Communications Corp.
3.88%, 02/15/2027	1,190,000	1,111,202
3.13%, 02/01/2029(c)	357,000	305,860

		1,417,062

Tobacco-1.27%
Philip Morris International, Inc.
4.88%, 02/15/2028	3,595,000	3,628,357
5.13%, 02/15/2030	3,982,000	4,025,480
5.75%, 11/17/2032	252,000	264,911
5.38%, 02/15/2033	4,441,000	4,532,558

		12,451,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Trading Companies & Distributors-0.32%
Aircastle Ltd., 4.40%, 09/25/2023	$33,000	$32,715
Avolon Holdings Funding Ltd. (Ireland), 4.25%, 04/15/2026(b)	45,000	42,173
GATX Corp., 4.90%, 03/15/2033(c)	571,000	562,206
Triton Container International Ltd. (Bermuda)
2.05%, 04/15/2026(b)	742,000	660,826
3.15%, 06/15/2031(b)	2,283,000	1,812,341

		3,110,261

Transaction & Payment Processing Services-0.23%
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	28,000	19,750
Mastercard, Inc., 4.85%, 03/09/2033 .	2,154,000	2,251,723
PayPal Holdings, Inc., 2.85%, 10/01/2029	7,000	6,361

		2,277,834

Wireless Telecommunication Services-0.19%
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	556,000	403,100
Vodafone Group PLC (United Kingdom)
4.13%, 06/04/2081(d)	882,000	714,473
5.13%, 06/04/2081(d)	1,011,000	767,288

		1,884,861

Total U.S. Dollar Denominated Bonds & Notes (Cost $492,137,217)		471,251,765

U.S. Government Sponsored Agency Mortgage-Backed Securities-22.67%
Collateralized Mortgage Obligations-0.48%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(b)(j)	912,898	879,342
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2013-K035, Class X1, IO, 0.50%, 08/25/2023(k)	5,481,239	4,651
Series 2014-K036, Class X1, IO, 0.77%, 10/25/2023(k)	5,162,842	9,782
Series 2014-K037, Class X1, IO, 1.06%, 01/25/2024(k)	5,607,010	24,500
Series 2015-K042, Class X1, IO, 1.15%, 12/25/2024(k)	4,092,926	56,838
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	239,171
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	950,844
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	972,780
Series 2018-K154, Class A3, 3.46%, 11/25/2032	1,000,000	941,968
Series K038, Class X1, IO, 1.23%, 03/25/2024(k)	3,809,293	24,186

	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056(l)	$269,136	$247,872
Series 2017-4, Class HT, 3.25%, 06/25/2057(l)	409,736	381,527

		4,733,461

Federal Home Loan Mortgage Corp. (FHLMC)-0.28%
0.00%, 12/14/2029(m)	150,000	117,517
3.55%, 10/01/2033	465,585	437,310
3.00%, 10/01/2034	254,084	242,577
4.00%, 11/01/2048 to 07/01/2049	270,178	262,503
3.50%, 08/01/2049	1,801,835	1,692,819

		2,752,726

Federal National Mortgage Association (FNMA)-0.93%
2.82%, 10/01/2029	487,079	453,460
2.90%, 11/01/2029	496,357	461,316
3.08%, 10/01/2032	750,000	690,065
3.31%, 01/01/2033	995,800	947,696
2.50%, 10/01/2034 to 12/01/2034	2,271,155	2,125,879
3.50%, 05/01/2047 to 06/01/2047	1,692,746	1,600,313
4.00%, 11/01/2047	77,653	75,750
3.00%, 09/01/2049 to 10/01/2049	3,123,724	2,843,579

		9,198,058

Government National Mortgage Association (GNMA)-4.78%
4.00%, 07/20/2049	45,754	44,398
TBA, 2.00%, 05/01/2053	6,645,000	5,690,949
TBA, 2.50%, 05/01/2053	5,400,000	4,771,512
TBA, 4.50%, 05/01/2053	20,713,000	20,323,013
TBA, 5.50%, 05/01/2053	16,111,000	16,220,505

		47,050,377

Uniform Mortgage-Backed Securities-16.20%
TBA, 1.50%, 05/01/2038	8,760,000	7,705,378
TBA, 2.00%, 05/01/2038 to 05/01/2053	30,491,850	25,701,330
TBA, 2.50%, 05/01/2053	17,400,000	15,067,652
TBA, 3.50%, 05/01/2053	22,000,000	20,442,812
TBA, 4.00%, 05/01/2053	9,249,000	8,841,466
TBA, 4.50%, 05/01/2053	9,249,000	9,041,981
TBA, 5.00%, 05/01/2053	42,563,000	42,321,920
TBA, 5.50%, 05/01/2053	30,000,000	30,248,438

		159,370,977

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $226,001,593)		223,105,599

U.S. Treasury Securities-22.25%
U.S. Treasury Bills-0.44%
3.63%–4.72%, 05/11/2023(n)(o)	4,314,000	4,309,003

U.S. Treasury Bonds-6.25%
3.88%, 02/15/2043	4,548,000	4,597,389
4.00%, 11/15/2052	53,546,800	56,868,375

		61,465,764

U.S. Treasury Notes-15.56%
3.88%, 03/31/2025	99,000	98,605
3.75%, 04/15/2026	8,204,200	8,207,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
U.S. Treasury Notes-(continued)
3.63%, 03/31/2028	$73,424,100	$73,828,506
3.63%, 03/31/2030	4,544,300	4,586,903
3.50%, 02/15/2033	66,051,100	66,448,438

		153,169,857

Total U.S. Treasury Securities (Cost $215,063,663)		218,944,624

Asset-Backed Securities-18.35%
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,460,000	3,952,529
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(j)	77,408	73,331
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	252,405	231,581
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(j)	289,257	265,617
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(j)	1,254,383	1,047,019
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(l)	2,686,071	2,387,471
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	718,000	725,504
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	2,738,000	2,781,440
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2017-2A, Class AR2, 6.44% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(g)	3,000,000	2,932,182
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(j)	1,754,050	1,506,246
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(j)	1,754,050	1,449,529
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(j)	1,651,733	1,462,758
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(j)	1,956,522	1,680,115
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(j)	2,387,399	1,972,923
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 5.30% (1 mo. USD LIBOR + 0.28%), 11/25/2036(g)	134,796	130,228
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.68%, 04/10/2051(j)	2,500,000	2,152,711
Series 2019-B14, Class C, 3.90%, 12/15/2062(j)	930,000	722,129
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	1,694,885

	Principal Amount	Value
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(j)	$382,014	$358,128
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(b)(j)	1,254,512	1,179,971
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 6.05% (1 mo. USD LIBOR + 1.10%), 09/15/2036(b)(g)	3,005,000	2,860,387
Series 2021-VOLT, Class D, 6.60% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(g)	8,799,000	8,346,305
BX Trust
Series 2021-LGCY, Class B, 5.80% (1 mo. USD LIBOR + 0.86%), 10/15/2036(b)(g)	10,000,000	9,569,458
Series 2022-LBA6, Class A, 5.89% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(g)	2,085,000	2,028,047
Series 2022-LBA6, Class B, 6.19% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(g)	1,285,000	1,239,081
Series 2022-LBA6, Class C, 6.49% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(g)	690,000	660,400
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(j)	88,913	81,607
CIFC Funding Ltd. (Cayman Islands)
Series 2014-5A, Class A1R2, 6.46% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(g)	1,281,000	1,271,439
Series 2016-1A, Class ARR, 5.90% (3 mo. USD LIBOR + 1.08%), 10/21/2031(b)(g)	957,000	943,301
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class D, 4.00%, 04/10/2046(b)(j)	684,995	683,103
Series 2014-GC23, Class B, 4.18%, 07/10/2047(j)	184,000	176,184
Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(j)	1,798,118	1,485,947
COLT Mortgage Loan Trust
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(j)	15,199	14,989
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(j)	1,539,237	1,357,897
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(l)	1,624,210	1,476,776
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(l)	53,512	52,578
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(j)	522,204	446,176
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(j)	278,484	237,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(j)	$2,172,704	$2,033,624
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(j)	1,160,000	1,045,846
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,244,966
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,935,000	1,730,947
Dryden 93 CLO Ltd. (Cayman Islands), Series 2021-93A, Class A1A, 6.34% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(g)	532,495	523,726
DT Auto Owner Trust, Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	112,276	111,225
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(j)	209,061	196,953
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(j)	31,165	29,894
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(j)	301,392	255,466
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(j)	1,427,776	1,225,583
Extended Stay America Trust, Series 2021-ESH, Class B, 6.33% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(g)	678,454	659,199
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(j)	2,982,337	2,611,833
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(j)	1,079,511	948,089
GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(j)	288,519	270,804
GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2021-9A, Class A, 6.32% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(g)	4,000,000	3,949,820
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 6.16% (3 mo. USD LIBOR + 0.91%), 11/20/2030(b)(g)	2,362,000	2,336,722
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class AR, 6.32% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(g)	5,000,000	4,936,830
Golub Capital Partners CLO 40(A) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 6.35% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(g)	8,000,000	7,873,128
GS Mortgage Securities Trust Series 2013-GC14, Class B, 4.85%, 08/10/2046(b)(j)	325,000	319,446

	Principal Amount	Value
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	$1,560,000	$1,375,751
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,293,593
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(j)	4,112,160	3,621,655
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	539,000	480,124
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	252,948
Hertz Vehicle Financing LLC
Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	394,000	369,673
Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	175,000	163,613
IP Lending III Ltd. (Cayman Islands), Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(i)	1,474,000	1,203,152
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(j)	2,416,117	2,004,899
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.85%, 05/13/2053(j)	2,908,000	2,135,320
KKR CLO 30 Ltd. (Cayman Islands), Series 30A, Class A1R, 6.28% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(g)	5,000,000	4,948,170
Life Mortgage Trust
Series 2021-BMR, Class B, 5.88% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(g)	1,213,968	1,174,170
Series 2021-BMR, Class C, 6.10% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(g)	491,485	471,355
Med Trust
Series 2021-MDLN, Class A, 5.90% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(g)	1,355,972	1,317,226
Series 2021-MDLN, Class B, 6.40% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(g)	1,330,049	1,283,144
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(j)	966,122	851,962
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(j)	1,117,993	982,777
MFA Trust
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(j)	1,329,974	1,099,078
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(j)	1,597,970	1,405,086
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(j)	4,321,615	3,724,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 5.85% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(g)	$615,000	$590,194
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.67%, 10/15/2048(j)	1,032,000	969,859
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,396,683
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 6.32% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(g)	1,023,000	1,012,938
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(j)	163,794	151,077
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(j)	510,177	468,864
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(j)	1,512,978	1,383,623
OBX Trust
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(j)	1,777,080	1,538,235
Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(b)(j)	2,326,950	2,123,023
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(l)	1,489,933	1,376,922
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(l)	1,415,000	1,232,330
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(j)	1,188,896	1,052,140
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1AR, 6.22% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(g)	3,000,000	2,972,952
Series 2020-8RA, Class A1, 6.48% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(g)	1,730,000	1,711,010
Octagon Investment Partners 31 Ltd. (Cayman Islands), Series 2017-1A, Class AR, 6.30% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(g)	3,725,108	3,695,598
Octagon Investment Partners 49 Ltd. (Cayman Islands), Series 2020-5A, Class A1, 6.48% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(g)	3,000,000	2,973,921
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b)	457,000	380,298
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(j)	1,945,556	1,629,187
PPM CLO 3 Ltd. (United Kingdom), Series 2019-3A, Class AR, 6.35% (3 mo. USD LIBOR + 1.09%), 04/17/2034(b)(g)	250,000	242,275

	Principal Amount	Value
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	$866,122	$808,876
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 5.96% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(g)	609,085	604,928
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(j)	15,430	15,127
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(j)	51,372	49,061
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(j)	2,682,401	2,459,397
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,584,587	1,467,951
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,810,867	1,497,865
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,850,233	1,439,330
STAR Trust
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(j)	992,467	866,209
Series 2021-SFR1, Class B, 5.75% 1 mo. Term SOFR + 0.86%), 04/17/2038(b)(g)	475,000	458,080
Series 2021-SFR1, Class C, 6.00% (1 mo. Term SOFR + 1.16%), 04/17/2038(b)(g)	1,125,000	1,082,484
Series 2021-SFR1, Class D, 6.25% (1 mo. Term SOFR + 1.41%), 04/17/2038(b)(g)	1,665,000	1,574,754
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	14,722	14,037
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(j)	602,755	535,805
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(j)	2,503,733	2,095,972
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(j)	1,904,323	1,656,301
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	441,487	413,120
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(b)	141,375	139,176
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	1,352,400	1,185,810
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	1,051,047	906,558
Verus Securitization Trust
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(j)	35,632	34,649
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(j)	1,030,322	877,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(j)	$1,387,660	$1,199,050
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(j)	1,887,741	1,624,042
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	850,734	769,760
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(l)	1,480,788	1,338,833
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	222,144	202,151
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.58%, 01/15/2059(k)	1,383,903	41,221
Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	453,750	415,647
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.53%, 10/15/2057(j)	307,000	291,337
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	4,224,750	3,560,028

Total Asset-Backed Securities (Cost $199,072,785)		180,625,924

Agency Credit Risk Transfer Notes-0.76%
Fannie Mae Connecticut Avenue Securities
Series 2019-R03, Class 1M2, 7.17% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(g)(p)	6,705	6,706
Series 2022-R03, Class 1M1, 6.92% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(g)(p)	2,229,377	2,236,687
Series 2022-R04, Class 1M1, 6.82% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(g)(p)	1,109,401	1,110,956
Series 2023-R02, Class 1M1, 7.12% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(g)(p)	699,287	702,893
Freddie Mac
Series 2020-DNA5, Class M2, STACR®, 7.62% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(g)(q) .	331,896	337,295
Series 2022-DNA3, Class M1A, STACR®, 6.82% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(g)(q) .	1,573,528	1,579,132
Series 2022-HQA3, Class M1, STACR®, 7.12% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(g)(q) .	943,195	949,167
Series 2023-DNA1, Class M1, STACR®, 6.92% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(g)(q) .	597,618	599,511

Total Agency Credit Risk Transfer Notes (Cost $7,491,561)		7,522,347

	Principal Amount	Value
Municipal Obligations-0.50%
California (State of) Health Facilities Financing Authority (Social Bonds)
Series 2022, RB, 4.19%, 06/01/2037	$735,000	$698,611
Series 2022, RB, 4.35%, 06/01/2041	590,000	553,785
California State University
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	695,000	486,906
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	1,040,000	761,426
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(r)	184,615	201,620
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	311,165
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	580,000	432,086
Texas Natural Gas Securitization Finance Corp.
Series 2023 A-1, RB, 5.10%, 04/01/2035	675,000	709,343
Series 2023 A-2, RB, 5.17%, 04/01/2041	675,000	735,536

Total Municipal Obligations (Cost $5,558,845)		4,890,478

	Shares
Preferred Stocks-0.28%
Diversified Banks-0.20%
Citigroup, Inc.
Series U, Pfd., 5.00%(d)	1,196,000	1,124,240
Series W, Pfd., 4.00%(d)	691,000	603,658
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	232	270,983

		1,998,881

Diversified Financial Services-0.03%
Equitable Holdings, Inc., Series B, Pfd., 4.95%(d)	269,000	245,814

Integrated Telecommunication Services-0.05%
AT&T, Inc., Series B, Pfd., 2.88%, 12/31/2099(d)	500,000	507,142

Life & Health Insurance-0.00%
MetLife, Inc., Series G, Pfd., 3.85%(d)	37,000	34,502

Total Preferred Stocks (Cost $3,041,664)		2,786,339

	Principal Amount
U.S. Government Sponsored Agency Securities-0.27%
Fannie Mae STRIPS
0.00%, 05/15/2029(m)	$450,000	358,956
0.00%, 01/15/2030(c)(m)	1,300,000	1,009,449
0.00%, 05/15/2030(m)	850,000	651,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Freddie Mac STRIPS, 0.00%, 09/15/2030(m)	$350,000	$267,131
Tennessee Valley Authority
5.38%, 04/01/2056	100,000	112,951
4.25%, 09/15/2065	250,000	228,050

Total U.S. Government Sponsored Agency Securities (Cost $2,478,436)		2,627,782

	Shares
Exchange-Traded Funds-0.06%
Invesco High Yield Select ETF(s)(t)	10,000	250,996
Invesco Short Duration Bond ETF(s)(t)	12,000	299,523

Total Exchange-Traded Funds (Cost $547,935)		550,519

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.01%
Sovereign Debt-0.01%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(b)(h) (Cost $342,233)	EUR 309,000	57,140

	Shares
Common Stocks & Other Equity Interests-0.00%
Agricultural Products & Services-0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(i)(t) (Cost $0)	14	0

	Shares	Value
Options Purchased-0.11%
(Cost $1,099,847)†		1,050,820

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-113.15% (Cost $1,152,835,779)		1,113,413,337

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.15%
Invesco Private Government Fund, 4.83%(s)(u)(v)	17,163,933	$17,163,933
Invesco Private Prime Fund, 4.99%(s)(u)(v)	43,364,165	43,364,165

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,532,219)		60,528,098

TOTAL INVESTMENTS IN SECURITIES-119.30% (Cost $1,213,367,998)		1,173,941,435
OTHER ASSETS LESS LIABILITIES-(19.30)%		(189,892,238)

NET ASSETS-100.00%		$984,049,197

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar
Wts.	-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $341,156,696, which represented 34.67% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2023.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2023 was $260,674, which represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(j)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2023.

(k)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2023.

(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(n)	$4,309,003 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2P.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(q)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(r)	Principal and/or interest payments are secured by the bond insurance company listed.
(s)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Invesco High Yield Select ETF	$-	$249,153	$-	$1,843	$-	$250,996	$-

Invesco Short Duration Bond ETF	-	298,782	-	741	-	299,523	-

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	23,693,081	80,147,177	(86,676,325)	-	-	17,163,933	479,884	*

Invesco Private Prime Fund	59,702,935	161,916,156	(178,263,997)	(3,486)	12,557	43,364,165	1,329,167	*

Total	$83,396,016	$242,611,268	$(264,940,322)	$(902)	$12,557	$61,078,617	$1,809,051

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(t)	Non-income producing security.
(u)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
†	The table below details options purchased.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

Open Exchange-Traded Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value

Equity Risk

S&P 500 Index	Call	06/16/2023	20	$4,185	$8,370,000	$174,200

S&P 500 Index	Call	09/15/2023	53	4,230	22,419,000	876,620

Total Index Options Purchased						$1,050,820

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value

Equity Risk

S&P 500 Index	Call	09/15/2023	24	$4,400	$(10,560,000)	$(183,960)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	577	June-2023	$118,956,664	$564,493	$564,493

U.S. Treasury Long Bonds	182	June-2023	23,961,437	1,128,561	1,128,561

Subtotal–Long Futures Contracts				1,693,054	1,693,054

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 5 Year Notes	186	June-2023	(20,412,047)	(466,865)	(466,865)

U.S. Treasury 10 Year Notes	808	June-2023	(93,084,125)	(1,619,742)	(1,619,742)

U.S. Treasury 10 Year Ultra Notes	662	June-2023	(80,401,969)	(2,304,111)	(2,304,111)

U.S. Treasury Ultra Bonds	14	June-2023	(1,979,687)	(89,830)	(89,830)

Subtotal–Short Futures Contracts				(4,480,548)	(4,480,548)

Total Futures Contracts				$(2,787,494)	$(2,787,494)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Asset Group (% of the Fund’s Net Assets)

as of April 30, 2023

U.S. Dollar Denominated Bonds & Notes	47.89

U.S. Government Sponsored Agency

Mortgage-Backed Securities	22.67

U.S. Treasury Securities	22.25

Asset-Backed Securities	18.35

Agency Credit Risk Transfer Notes	0.76

Municipal Obligations	0.50

Preferred Stocks	0.28

U.S. Government Sponsored Agency Securities	0.27

Exchange-Traded Funds	0.06

Non-U.S. Dollar Denominated Bonds & Notes	0.01

Common Stocks & Other Equity Interests	0.00

Options Purchased	0.11

Money Market Funds Plus Other Assets Less Liabilities	(13.15)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco Ultra Short Duration ETF (GSY)

April 30, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-49.39%
Aerospace & Defense-0.60%
L3Harris Technologies, Inc., 3.85%, 06/15/2023	$12,000,000	$11,608,255

Application Software-0.26%
Intuit, Inc., 0.65%, 07/15/2023	5,000,000	4,949,250

Automobile Manufacturers-4.20%
BMW US Capital LLC (Germany), 0.75%, 08/12/2024(b)	11,111,000	10,561,586
Hyundai Capital America
1.25%, 09/18/2023(b)	12,730,000	12,510,029
1.00%, 09/17/2024(b)	8,721,000	8,203,605
Mercedes-Benz Finance North America LLC (Germany)
5.50%, 11/27/2024(b)(c)	11,250,000	11,350,154
5.77% (SOFR + 0.93%), 03/30/2025(b)(d)	20,000,000	20,054,367
Toyota Motor Credit Corp., 4.80%,
01/10/2025	6,154,000	6,178,162
Volkswagen Group of America Finance LLC (Germany)
3.13%, 05/12/2023(b)	5,091,000	5,087,567
0.88%, 11/22/2023(b)	7,000,000	6,832,186

		80,777,656

Biotechnology-0.62%
Gilead Sciences, Inc., 3.70%, 04/01/2024	12,000,000	11,834,141

Construction Materials-0.42%
Vulcan Materials Co., 5.80%, 03/01/2026	8,000,000	8,043,707

Consumer Finance-1.48%
Ally Financial, Inc., 1.45%, 10/02/2023	5,309,000	5,191,284
American Express Co., 4.99%, 05/01/2026(d)	15,000,000	15,001,747
General Motors Financial Co., Inc., 1.20%, 10/15/2024	8,824,000	8,300,095

		28,493,126

Diversified Banks-9.77%
Banco Santander S.A. (Spain), 3.89%, 05/24/2024	17,000,000	16,698,337
Bank of Montreal (Canada), 5.50% (SOFR + 0.71%), 03/08/2024(c)(d)	13,043,000	13,013,627
Banque Federative du Credit Mutuel S.A. (France), 0.65%, 02/27/2024(b)	7,955,000	7,647,854
BPCE S.A. (France), 5.15%, 07/21/2024(b)	5,040,000	4,948,179
Canadian Imperial Bank of Commerce (Canada)
0.45%, 06/22/2023	15,000,000	14,895,589
0.95%, 06/23/2023	17,045,000	16,936,375
Commonwealth Bank of Australia (Australia), 5.08%, 01/10/2025	10,000,000	10,072,588
Cooperatieve Rabobank U.A. (Netherlands), 5.00%, 01/13/2025	19,762,000	19,831,757
Credit Suisse AG (Switzerland), 1.00%, 05/05/2023	13,636,000	13,610,433
Fifth Third Bancorp, 3.65%, 01/25/2024	5,993,000	5,894,121

	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co., 0.65%, 09/16/2024(e)	$13,500,000	$13,249,682
KeyBank N.A., 5.13% (SOFR + 0.32%), 06/14/2024(d)	8,109,000	7,941,753
Lloyds Banking Group PLC (United Kingdom), 4.05%, 08/16/2023	16,883,000	16,795,263
Standard Chartered PLC (United Kingdom), 1.82%, 11/23/2025(b)(e)	5,661,000	5,300,389
Sumitomo Mitsui Financial Group, Inc. (Japan), 0.51%, 01/12/2024	1,364,000	1,319,734
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 09/12/2023(b)	11,102,000	10,920,299
2.55%, 03/10/2025(b)	5,122,000	4,885,766
UBS AG (Switzerland), 0.70%, 08/09/2024(b)	4,288,000	4,026,509

		187,988,255

Diversified Capital Markets-0.35%
Macquarie Group Ltd. (Australia), 1.20%, 10/14/2025(b)(e)	7,143,000	6,705,377

Diversified Financial Services-1.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.88%, 01/16/2024	12,500,000	12,400,607
Corebridge Global Funding, 0.80%, 07/07/2023(b)	7,317,000	7,252,295

		19,652,902

Electric Utilities-2.44%
American Electric Power Co., Inc., Series M, 0.75%, 11/01/2023	3,797,000	3,708,921
Florida Power & Light Co., 4.96% (SOFR + 0.25%), 05/10/2023(d)	13,043,000	13,040,499
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	7,895,000	7,822,407
6.05%, 03/01/2025	4,327,000	4,401,098
Southern Co. (The), Series 2021, 5.08% (SOFR + 0.37%), 05/10/2023(d)	10,526,000	10,524,829
Tampa Electric Co., 3.88%, 07/12/2024	3,188,000	3,136,830
Xcel Energy, Inc., 0.50%, 10/15/2023	4,372,000	4,273,840

		46,908,424

Electronic Components-0.14%
Amphenol Corp., 4.75%, 03/30/2026	2,745,000	2,761,782

Fertilizers & Agricultural Chemicals-0.28%
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	5,300,000	5,293,053

Food Retail-0.45%
7-Eleven, Inc., 0.80%, 02/10/2024(b)	9,000,000	8,678,629

Health Care Equipment-0.51%
Boston Scientific Corp., 3.45%, 03/01/2024	10,000,000	9,853,679

Health Care Services-0.91%
Cigna Group (The), 5.69%, 03/15/2026	17,370,000	17,482,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Integrated Telecommunication Services-1.06%
AT&T, Inc., 5.48% (SOFR + 0.64%), 03/25/2024(d)	$9,917,000	$9,900,975
Verizon Communications, Inc., 5.33% (SOFR + 0.50%), 03/22/2024(d)	10,417,000	10,408,692

		20,309,667

Investment Banking & Brokerage-3.10%
Goldman Sachs Group, Inc. (The)
3.00%, 03/15/2024	14,085,000	13,790,308
5.33% (SOFR + 0.49%), 10/21/2024(d) .	6,538,000	6,477,052
5.70%, 11/01/2024	4,165,000	4,203,765
Morgan Stanley
5.19% (SOFR + 0.47%), 11/10/2023(d) .	6,000,000	5,993,442
5.29% (SOFR + 0.46%), 01/25/2024(d) .	10,000,000	9,992,724
5.46% (SOFR + 0.63%), 01/24/2025(d) .	7,228,000	7,156,261
3.62%, 04/17/2025(e)	12,230,000	11,993,783

		59,607,335

IT Consulting & Other Services-0.56%
International Business Machines Corp., 4.50%, 02/06/2026	10,750,000	10,768,897

Life & Health Insurance-7.17%
Athene Global Funding
2.80%, 05/26/2023(b)	17,500,000	17,455,308
0.95%, 01/08/2024(b)	5,000,000	4,811,865
2.51%, 03/08/2024(b)	10,173,000	9,830,076
5.45% (SOFR + 0.70%), 05/24/2024(b)(d)	9,750,000	9,651,810
Brighthouse Financial Global Funding
0.60%, 06/28/2023(b)	3,255,000	3,228,618
5.60% (SOFR + 0.76%), 04/12/2024(b)(d)	13,508,000	13,360,029
1.75%, 01/13/2025(b)	12,727,000	11,931,037
GA Global Funding Trust, 0.80%, 09/13/2024(b)	10,909,000	10,195,706
Jackson National Life Global Funding, 5.50%, 01/09/2026(b)	16,667,000	16,640,625
MassMutual Global Funding II, 5.20% (SOFR + 0.36%), 04/12/2024(b)(d)	15,022,000	14,991,281
Pacific Life Global Funding II, 5.40% (SOFR + 0.62%), 06/04/2026(b)(d)	6,420,000	6,209,352
Principal Life Global Funding II, 5.29% (SOFR + 0.45%), 04/12/2024(b)(d)	5,882,000	5,870,714
Protective Life Global Funding
0.63%, 10/13/2023(b)	3,192,000	3,119,365
5.37%, 01/06/2026(b)	10,339,000	10,516,722

		137,812,508

Life Sciences Tools & Services-0.67%
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023	13,208,000	12,947,061

Managed Health Care-0.56%
Humana, Inc.
0.65%, 08/03/2023	2,917,000	2,882,216
5.70%, 03/13/2026	7,921,000	7,985,701

		10,867,917

	Principal Amount	Value
Multi-line Insurance-1.07%
Metropolitan Life Global Funding I, 5.00%, 01/06/2026(b)	$17,241,000	$17,329,770
New York Life Global Funding, 1.10%, 05/05/2023(b)(c)	3,243,000	3,241,860

		20,571,630

Multi-Utilities-0.40%
Dominion Energy, Inc., Series D, 5.40% (3 mo. USD LIBOR + 0.53%), 09/15/2023(d)	7,692,000	7,686,152

Office REITs-0.95%
Boston Properties L.P., 3.80%, 02/01/2024	11,577,000	11,327,047
Piedmont Operating Partnership L.P., 3.40%, 06/01/2023	7,000,000	6,958,454

		18,285,501

Oil & Gas Exploration & Production-0.41%
Pioneer Natural Resources Co.
0.55%, 05/15/2023	3,509,000	3,503,190
5.10%, 03/29/2026	4,314,000	4,359,260

		7,862,450

Oil & Gas Refining & Marketing-0.31%
Phillips 66, 0.90%, 02/15/2024	6,250,000	6,042,680

Oil & Gas Storage & Transportation-2.57%
Enbridge, Inc. (Canada)
4.00%, 10/01/2023	15,000,000	14,910,765
5.36% (SOFR + 0.63%), 02/16/2024(d)	4,606,000	4,593,905
5.97%, 03/08/2026	12,226,000	12,275,673
Kinder Morgan, Inc., 5.63%, 11/15/2023(b)	12,000,000	11,998,008
Williams Cos., Inc. (The), 5.40%, 03/02/2026	5,495,000	5,608,713

		49,387,064

Packaged Foods & Meats-0.22%
Conagra Brands, Inc., 0.50%, 08/11/2023	4,327,000	4,268,305

Pharmaceuticals-0.63%
Bristol-Myers Squibb Co., 0.54%, 11/13/2023	12,500,000	12,197,942

Regional Banks-1.21%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 5.34% (SOFR + 0.60%), 02/18/2025(b)(d)	7,500,000	7,454,142
Huntington Bancshares, Inc., 2.63%, 08/06/2024	5,105,000	4,854,266
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	11,588,000	10,963,474

		23,271,882

Restaurants-0.33%
Starbucks Corp., 5.14% (SOFR + 0.42%), 02/14/2024(c)(d)	6,318,000	6,315,026

Retail REITs-0.19%
Realty Income Corp., 5.05%, 01/13/2026	3,687,000	3,688,474

Specialized Finance-0.61%
Blackstone Private Credit Fund, 2.70%, 01/15/2025	12,645,000	11,804,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Specialty Chemicals-0.25%
Sherwin-Williams Co. (The), 4.05%, 08/08/2024	$4,808,000	$4,748,133

Systems Software-0.91%
VMware, Inc.
0.60%, 08/15/2023	8,064,000	7,953,434
1.00%, 08/15/2024	10,000,000	9,470,663

		17,424,097

Technology Distributors-0.60%
Arrow Electronics, Inc., 6.13%, 03/01/2026	11,494,000	11,504,797

Technology Hardware, Storage & Peripherals-0.37%
Apple, Inc., 0.75%, 05/11/2023	7,143,000	7,135,978

Telecom Tower REITs-0.60%
Crown Castle, Inc., 3.15%, 07/15/2023	11,626,000	11,573,289

Trading Companies & Distributors-0.69%
Air Lease Corp.
3.00%, 09/15/2023	7,000,000	6,935,867
0.80%, 08/18/2024	6,650,000	6,246,907

		13,182,774

Transaction & Payment Processing Services-0.50%
PayPal Holdings, Inc., 1.35%, 06/01/2023(c)	9,688,000	9,648,989

Total U.S. Dollar Denominated Bonds & Notes (Cost $959,316,483)		949,943,811

Asset-Backed Securities-14.27%
ABPCI Direct Lending Fund CLO II LLC (Cayman Islands), Series 2017-1A, Class A1R, 6.85% (3 mo. USD LIBOR + 1.60%), 04/20/2032(b)(d)	2,000,000	1,967,828
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(f)	1,292,795	1,224,706
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(f)	2,172,909	1,995,321
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A1, 2.99%, 07/26/2049(b)(f)	46,464	46,339
Atrium XIII (Cayman Islands), Series 13A, Class A1, 6.45% (3 mo. USD LIBOR + 1.18%), 11/21/2030(b)(d)	2,970,731	2,952,182
AUF Funding LLC, Series 2022-1A, Class A1LN, 7.55% (3 mo. Term SOFR + 2.50%), 01/20/2031(b)(d)	14,117,971	14,124,875
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 5.30% (1 mo. USD LIBOR + 0.28%), 11/25/2036(d)	808,772	781,369
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(b)(f)	4,160,241	3,700,849
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(f)	2,847,999	2,669,922

	Principal Amount	Value
CBAM Ltd. (Cayman Islands), Series 2018- 5A, Class A, 6.28% (3 mo. USD LIBOR + 1.02%), 04/17/2031(b)(d)	$6,250,000	$6,165,919
Chesapeake Funding II LLC (Canada), Series 2023-1A, Class A2, 6.05% (30 Day Average SOFR + 1.25%), 05/15/2035(b)(d)	12,940,000	13,038,825
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 6.37% (1 mo. USD LIBOR + 1.35%), 10/25/2037(b)(d)	216,011	215,310
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065(b)(f)	1,932,105	1,746,814
Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(f)	12,413,613	9,945,758
CSMC Trust, Series 2014-2R, Class 27A1, 3.83% (1 mo. USD LIBOR + 0.20%), 02/27/2046(b)(d)	29,742	29,457
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 5.74% (1 mo. USD LIBOR + 0.72%), 07/25/2034(d)	628,224	617,031
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(b)(f)	5,323,891	4,615,921
Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 5.68% (3 mo. USD LIBOR + 0.82%), 11/15/2028(b)(d)	11,280,121	11,204,408
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	1,506,013	1,418,790
Series 2020-2, Class A1, 1.18%, 10/25/2065(b)(f)	342,630	311,001
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 7.11% (3 mo. USD LIBOR + 1.85%), 01/15/2031(b)(d)	9,000,000	8,879,211
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 6.16% (3 mo. USD LIBOR + 0.91%), 11/20/2030(b)(d)	10,000,000	9,892,980
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands), Series 2014-9A, Class AR2, 6.41% (3 mo. USD LIBOR + 1.11%), 10/29/2029(b)(d)	9,693,067	9,660,033
Golub Capital Partners CLO 34(M) Ltd. (Cayman Islands), Series 2017-34A, Class AR2, 6.26% (3 mo. USD LIBOR + 1.45%), 03/14/2031(b)(d)	14,000,000	13,792,450
Golub Capital Partners CLO 36(M) Ltd. (Cayman Islands), Series 2018-36A, Class A, 6.11% (3 mo. USD LIBOR + 1.30%), 02/05/2031(b)(d)	5,000,000	4,923,355
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 6.97% (3 mo. USD LIBOR + 1.72%), 10/20/2031(b)(d)	5,000,000	4,932,135
Golub Capital Partners CLO 47(M) Ltd. (Cayman Islands), Series 2020-47A, Class A1, 6.49% (3 mo. USD LIBOR + 1.68%), 05/05/2032(b)(d)	10,000,000	9,846,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(b)(f)	$1,892,877	$1,738,847
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 5.61% (1 mo. USD LIBOR + 0.59%), 01/25/2036(d)	813,473	789,416
KKR CLO 21 Ltd. (Cayman Islands), Series A, 6.26% (3 mo. USD LIBOR + 1.00%), 04/15/2031(b)(d)	2,000,000	1,977,834
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 5.24% (1 mo. USD LIBOR + 0.22%), 04/25/2037(d)	439,700	436,384
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(b)	2,111,512	1,897,930
Series 2021-FA, Class A, 1.11%, 02/18/2070(b)	3,855,965	3,326,366
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 6.30% (3 mo. USD LIBOR + 1.03%), 01/28/2030(b)(d)	9,423,241	9,356,129
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman Islands), Series 2017-25A, Class AR, 6.19% (3 mo. USD LIBOR + 0.93%), 10/18/2029(b)(d)	9,750,000	9,656,546
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 6.52% (1 mo. USD LIBOR + 1.50%), 06/25/2057(b)(d)	311,682	305,652
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	1,965,527	1,812,929
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(f)	1,222,300	1,123,320
OBX Trust
Series 2018-EXP1, Class 2A1, 5.87% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(d)	107,906	107,053
Series 2021-NQM2, Class A1, 1.10%, 05/25/2061(b)(f)	9,396,269	7,690,821
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 6.37% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(d)	5,839,933	5,791,496
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 6.26% (3 mo. USD LIBOR + 1.00%), 01/25/2031(b)(d)	5,000,000	4,957,595
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 5.96% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(d)	8,943,982	8,882,939
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(f)	959,395	940,516
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(f)	1,086,955	1,038,061

	Principal Amount	Value
STAR Trust, Series 2021-SFR1, Class A, 5.55% (1 mo. Term SOFR + 0.71%), 04/17/2038(b)(d)	$19,739,680	$19,189,484
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	243,308	231,992
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(f)	3,016,420	2,681,372
Series 2021-2, Class A1, 0.94%, 05/25/2065(b)(f)	3,043,722	2,732,965
Series 2021-4, Class A1, 1.16%, 08/25/2056(b)(f)	9,066,972	7,575,760
Stratus CLO Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.15% (3 mo. USD LIBOR + 0.90%), 12/28/2029(b)(d) .	9,871,712	9,768,039
TRK Trust, Series 2021-INV1, Class A1, 1.15%, 07/25/2056(b)(f)	6,862,340	5,876,111
Verus Securitization Trust
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(g)	1,459,907	1,384,083
Series 2020-5, Class A1, 1.22%, 05/25/2065(b)(g)	3,175,519	2,922,262
Series 2021-4, Class A1, 0.94%, 07/25/2066(b)(f)	10,243,435	8,330,110
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(g)	8,585,099	8,664,419
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	2,760,933	2,512,453

Total Asset-Backed Securities (Cost $289,066,649)		274,398,463

U.S. Treasury Securities-1.82%
U.S. Treasury Bills-1.82%
4.12%–4.37%, 10/05/2023(h) (Cost $35,048,684)	35,700,000	34,950,306

Certificate of Deposit-0.78%
Diversified Banks-0.78%
Commonwealth Bank of Australia (Australia), 5.30%, 02/09/2024 (Cost $14,996,820)	15,000,000	14,993,249

Variable Rate Senior Loan Interests-0.07%(i)(j)
Aerospace & Defense-0.07%
Fly Funding II S.a.r.l. (India), Term Loan B, 6.60% (3 mo. USD LIBOR + 1.75%), 08/11/2025 (Cost $1,420,088)	1,423,330	1,293,273

Commercial Paper-32.31%(h)
3M Co., 5.34%, 02/05/2024(b)	29,475,000	28,294,457
AES Corp. (The), 5.71%–5.72%, 05/01/2023	12,800,000	12,794,012
Arrow Electronics, Inc., 5.62%, 05/04/2023(b)	10,200,000	10,190,930
AT&T, Inc.
5.61%, 11/21/2023(b)	10,000,000	9,677,023
5.68%, 12/19/2023(b)	15,000,000	14,451,862
5.93%, 03/19/2024(b)	10,000,000	9,492,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
AutoNation, Inc.
5.56%, 05/02/2023(b)	$21,900,000	$21,887,116
5.55%, 05/03/2023(b)	11,500,000	11,491,527
Barclays Capital, Inc.
6.00%, 12/21/2023	7,500,000	7,240,337
5.41%, 02/01/2024	23,000,000	22,071,139
5.41%, 02/02/2024	12,000,000	11,513,733
BAT International Finance PLC, 6.09%, 06/23/2023(b)	10,000,000	9,917,462
Bayer Corp.
5.97%, 07/21/2023(b)	10,000,000	9,878,550
6.00%, 08/07/2023(b)	10,000,000	9,850,268
6.15%, 09/19/2023(b)	10,000,000	9,775,440
Brookfield Corporate Treasury Ltd., 5.46%, 05/04/2023(b)	16,200,000	16,186,362
Brookfield Infrastructure Holdings Canada, Inc., 5.78%, 05/09/2023	15,000,000	14,976,698
Conagra Brands, Inc., 5.58%, 05/04/2023(b)	18,500,000	18,483,396
Enel Finance America LLC, 7.00%, 09/06/2023(b)	15,000,000	14,663,166
Energy Transfer L.P., 5.50%, 05/01/2023	25,000,000	24,988,989
Fidelity National Information Services, Inc., 5.35%, 05/08/2023(b)	24,700,000	24,665,550
General Motors Financial Co., Inc., 4.27%, 06/06/2023(b)	12,500,000	12,425,169
Global Payments, Inc.
5.69%, 05/02/2023	30,000,000	29,981,243
5.69%, 05/05/2023	2,500,000	2,497,260
Harley-Davidson Financial Services, Inc., 5.34%, 05/08/2023(b)	750,000	748,925
HSBC USA, Inc.
5.89%, 01/12/2024(b)	10,000,000	9,617,184
5.64%, 02/01/2024(b)	15,000,000	14,382,248
Humana, Inc., 5.63%, 05/01/2023(b)	6,100,000	6,097,317
Jabil, Inc., 5.65%, 05/01/2023(b)	15,000,000	14,993,161
Mizuho Bank Ltd., 5.17%, 02/01/2024(b)	15,000,000	14,395,732
Motorola Solutions, Inc., 5.58%, 05/01/2023	10,000,000	9,995,818
NatWest Markets PLC, Series G, 5.67%, 02/12/2024(b)	20,000,000	19,122,690
Oracle Corp., 5.03%, 05/11/2023(b)	2,000,000	1,996,337
Philip Morris International, Inc., 5.20%, 10/24/2023(b)	15,000,000	14,607,468
Regatta Funding Co. LLC, 2.84%, 05/16/2023(b)	10,000,000	9,975,345
RWE AG
5.62%, 05/02/2023(b)	20,000,000	19,987,916
5.37%, 05/23/2023(b)	15,000,000	14,941,229
Sanofi, 5.14%, 01/26/2024(b)	12,000,000	11,535,627
Sherwin-Williams Co. (The), 5.23%, 05/22/2023(b)	3,600,000	3,587,851

Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

	Principal Amount	Value
Societe Generale S.A., 5.60%, 11/14/2023(b)	$15,000,000	$14,560,250
TELUS Corp., 5.19%, 08/02/2023(b)	15,000,000	14,784,800
TransCanada PipeLines Ltd., 5.60%, 07/24/2023(b)	15,000,000	14,805,700
Walgreens Boots Alliance, Inc., 5.68%, 05/05/2023(b)	14,500,000	14,484,423
White Plains Capital Co. LLC
5.70%, 07/18/2023(b)	20,000,000	19,759,565
5.68%, 08/02/2023(b)	20,000,000	19,713,867

Total Commercial Paper (Cost $621,763,042)		621,487,397

	Repurchase Amount
Repurchase Agreements-1.56%(k)
J.P. Morgan Securities LLC, joint open agreement dated 06/11/2021 (collateralized by corporate obligations valued at $82,500,241; 3.88% - 9.25%; 08/01/2024 - 06/30/2062), 5.11%, 05/01/2023(l)	30,119,433	30,000,000

	Principal Amount
Certificate of Deposit-0.14%
Diversified Banks-0.14%
Sumitomo Mitsui Banking Corp. (Japan), 3.00%, 07/03/2023 (Cost $2,700,000)	2,700,000	2,689,591

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.34% (Cost $1,954,311,766)		1,929,756,090

	Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.09%
Invesco Private Government Fund, 4.83%(m)(n)(o)	482,492	482,492
Invesco Private Prime Fund, 4.99%(m)(n)(o)	1,240,694	1,240,694

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,723,186)		1,723,186

TOTAL INVESTMENTS IN SECURITIES-100.43% (Cost $1,956,034,952)		1,931,479,276
OTHER ASSETS LESS LIABILITIES-(0.43)%		(8,327,743)

NET ASSETS-100.00%		$1,923,151,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $1,070,003,510, which represented 55.64% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2023.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2023.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2023.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	Principal amount equals value at period end. See Note 2K.
(l)

Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(m)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$546,142	$20,452,448	$(20,516,098)	$-	$-	$482,492	$21,388	*

Invesco Private Prime Fund	1,404,000	40,143,288	(40,304,923)	-	(1,671)	1,240,694	56,101	*

Total	$1,950,142	$60,595,736	$(60,821,021)	$-	$(1,671)	$1,723,186	$77,489

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2023

(Unaudited)

Portfolio Composition

Security Type Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

U.S. Dollar Denominated Bonds & Notes	49.39

Commercial Paper	32.31

Asset-Backed Securities	14.27

U.S. Treasury Securities	1.82

Repurchase Agreements	1.56

Certificates of Deposit	0.92

Variable Rate Senior Loan Interests	0.07

Money Market Funds Plus Other Assets Less Liabilities	(0.34)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco Variable Rate Investment Grade ETF (VRIG)

April 30, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-44.48%
Agricultural & Farm Machinery-0.13%
John Deere Capital Corp., 5.34% (SOFR + 0.56%), 03/07/2025(b)	$678,000	$673,872

Automobile Manufacturers-2.43%
BMW US Capital LLC (Germany), 5.68% (SOFR + 0.84%), 04/01/2025(b)(c)	897,000	894,650
Ford Motor Credit Co. LLC, 7.73% (SOFR + 2.95%), 03/06/2026(b)	3,000,000	3,029,321
Mercedes-Benz Finance North America LLC (Germany), 5.77% (SOFR + 0.93%), 03/30/2025(b)(c)	2,000,000	2,005,437
Toyota Motor Credit Corp.
5.08% (SOFR + 0.26%), 06/18/2024(b)(d)	3,000,000	2,984,539
5.40% (SOFR + 0.56%), 01/10/2025(b)(d)	2,500,000	2,490,289
Volkswagen Group of America Finance LLC (Germany), 5.73% (SOFR + 0.95%), 06/07/2024(b)(c)	1,667,000	1,670,548

		13,074,784

Commercial & Residential Mortgage Finance-0.72%
Nationwide Building Society (United Kingdom), 6.02% (SOFR + 1.29%), 02/16/2028(b)(c)	4,000,000	3,850,379

Construction Machinery & Heavy Transportation Equipment-1.20%
Daimler Trucks Finance North America LLC (Germany)
5.84% (SOFR + 1.00%), 04/05/2024(b)(c)	3,500,000	3,496,026
5.56% (SOFR + 0.75%), 12/13/2024(b)(c)	3,000,000	2,973,047

		6,469,073

Consumer Finance-2.33%
American Express Co., 5.07% (SOFR + 0.23%), 11/03/2023(b)	2,500,000	2,493,119
Capital One Financial Corp.
5.48% (SOFR + 0.69%), 12/06/2024(b)	3,000,000	2,937,497
6.07% (SOFR + 1.35%), 05/09/2025(b)(d)	3,499,000	3,468,775
General Motors Financial Co., Inc.
5.55% (SOFR + 0.76%), 03/08/2024(b)	1,154,000	1,148,952
6.14% (SOFR + 1.30%), 04/07/2025(b)	2,500,000	2,491,114

		12,539,457

Diversified Banks-17.93%
Banco Santander S.A. (Spain), 5.98% (SOFR + 1.24%), 05/24/2024(b)(d)	2,600,000	2,602,797
Bank of America Corp.
5.57% (SOFR + 0.73%), 10/24/2024(b)(d)	2,000,000	1,995,497
5.94% (SOFR + 1.10%), 04/25/2025(b)	3,500,000	3,490,188
5.58% (3 mo. USD LIBOR + 0.77%), 02/05/2026(b)	1,042,000	1,041,863
5.63% (3 mo. USD LIBOR + 0.76%), 09/15/2026(b)	2,696,000	2,637,784
5.89% (SOFR + 1.05%), 02/04/2028(b)(d)	1,685,000	1,660,673
Bank of Nova Scotia (The) (Canada), 5.32% (SOFR + 0.55%), 03/02/2026(b)	2,500,000	2,452,856
Barclays PLC (United Kingdom), 6.25% (3 mo. USD LIBOR + 1.38%), 05/16/2024(b)	3,000,000	2,999,939

	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
5.99% (3 mo. USD LIBOR + 1.02%), 06/01/2024(b)	$4,010,000	$4,009,723
5.51% (SOFR + 0.67%), 05/01/2025(b)(d)	2,500,000	2,480,339
6.13% (SOFR + 1.37%), 05/24/2025(b)	3,000,000	3,004,208
6.43% (3 mo. USD LIBOR + 1.25%), 07/01/2026(b)	1,882,000	1,890,231
Commonwealth Bank of Australia (Australia), 5.33% (SOFR + 0.52%), 06/15/2026(b)(c) .	3,000,000	2,961,480
Credit Suisse AG (Switzerland), 5.09% (SOFR + 0.38%), 08/09/2023(b)	975,000	963,268
HSBC Holdings PLC (United Kingdom)
6.22% (SOFR + 1.43%), 03/10/2026(b)	3,500,000	3,500,903
6.53% (3 mo. USD LIBOR + 1.38%), 09/12/2026(b)	3,000,000	2,998,513
ING Groep N.V. (Netherlands)
6.18% (3 mo. USD LIBOR + 1.00%), 10/02/2023(b)	4,950,000	4,958,718
6.48% (SOFR + 1.64%), 03/28/2026(b)	2,500,000	2,514,215
5.85% (SOFR + 1.01%), 04/01/2027(b)	2,999,000	2,930,419
JPMorgan Chase & Co.
5.31% (SOFR + 0.54%), 06/01/2025(b)	4,000,000	3,962,129
5.40% (SOFR + 0.60%), 12/10/2025(b)	3,000,000	2,973,503
6.16% (SOFR + 1.32%), 04/26/2026(b)	2,400,000	2,406,962
Mitsubishi UFJ Financial Group, Inc. (Japan)
6.49% (SOFR + 1.65%), 07/18/2025(b)(d)	2,500,000	2,516,257
5.67% (SOFR + 0.94%), 02/20/2026(b)	3,500,000	3,461,819
NatWest Group PLC (United Kingdom), 6.68% (3 mo. USD LIBOR + 1.55%), 06/25/2024(b)(d)	4,000,000	3,999,913
NatWest Markets PLC (United Kingdom), 5.25% (SOFR + 0.53%), 08/12/2024(b)(c)	571,000	566,247
Nordea Bank Abp (Finland), 5.89% (3 mo. USD LIBOR + 0.94%), 08/30/2023(b)(c)	2,987,000	2,988,719
Royal Bank of Canada (Canada), 5.68% (SOFR + 0.84%), 04/14/2025(b)	4,000,000	3,983,462
Societe Generale S.A. (France), 5.89% (SOFR + 1.05%), 01/21/2026(b)(c)	3,000,000	2,933,821
Standard Chartered PLC (United Kingdom), 6.58% (SOFR + 1.74%), 03/30/2026(b)(c)(d)	3,108,000	3,120,582
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.27% (SOFR + 1.43%), 01/13/2026(b)(d)	2,000,000	2,012,253
Swedbank AB (Sweden), 5.75% (SOFR + 0.91%), 04/04/2025(b)(c)	4,615,000	4,598,597
Truist Bank, 5.04% (SOFR + 0.20%), 01/17/2024(b)	3,000,000	2,964,925
USB Realty Corp., 6.41% (3 mo. USD LIBOR + 1.15%)(b)(c)(e)	1,100,000	783,750
Wells Fargo & Co., 6.16% (SOFR + 1.32%), 04/25/2026(b)	2,000,000	2,007,304

		96,373,857

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Diversified Financial Services-0.56%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.52% (SOFR + 0.68%), 09/29/2023(b)	$3,000,000	$2,988,889

Electric Utilities-2.53%
American Electric Power Co., Inc., Series A, 5.78% (3 mo. USD LIBOR + 0.48%), 11/01/2023(b)	3,000,000	2,995,444
Eversource Energy, Series T, 4.97% (SOFR + 0.25%), 08/15/2023(b)	3,000,000	2,997,338
Florida Power & Light Co., 4.96% (SOFR + 0.25%), 05/10/2023(b)	1,478,000	1,477,717
NextEra Energy Capital Holdings, Inc., 5.84% (SOFR + 1.02%), 03/21/2024(b)(d)	4,850,000	4,838,408
Southern Co. (The), Series 2021, 5.08% (SOFR + 0.37%), 05/10/2023(b)	1,316,000	1,315,854

		13,624,761

Health Care Equipment-0.56%
Baxter International, Inc., 5.03% (SOFR + 0.26%), 12/01/2023(b)	3,000,000	2,986,898

Health Care Services-1.25%
Cigna Group (The), 6.15% (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)	4,543,000	4,544,849
Roche Holdings, Inc., 5.02% (SOFR + 0.24%), 03/05/2024(b)(c)	2,161,000	2,156,893

		6,701,742

Integrated Telecommunication Services-1.86%
AT&T, Inc., 6.33% (3 mo. USD LIBOR + 1.18%), 06/12/2024(b)	3,832,000	3,856,094
Verizon Communications, Inc.
5.96% (3 mo. USD LIBOR + 1.10%), 05/15/2025(b)	4,127,000	4,155,772
5.61% (SOFR + 0.79%), 03/20/2026(b)	2,000,000	1,987,161

		9,999,027

Investment Banking & Brokerage-2.74%
Charles Schwab Corp. (The)
5.24% (SOFR + 0.52%), 05/13/2026(b)(d)	4,303,000	4,131,320
5.83% (SOFR + 1.05%), 03/03/2027(b)	4,000,000	3,849,825
Goldman Sachs Group, Inc. (The)
5.54% (SOFR + 0.70%), 01/24/2025(b)(d)	2,535,000	2,522,521
7.02% (3 mo. USD LIBOR + 1.75%), 10/28/2027(b)	1,220,000	1,242,299
Morgan Stanley, 6.00% (SOFR + 1.17%), 04/17/2025(b)	3,000,000	3,003,138

		14,749,103

Life & Health Insurance-4.22%
Athene Global Funding
5.45% (SOFR + 0.70%), 05/24/2024(b)(c)	5,000,000	4,949,647
5.55% (SOFR + 0.72%), 01/07/2025(b)(c)	3,500,000	3,407,035
Brighthouse Financial Global Funding, 5.60% (SOFR + 0.76%), 04/12/2024(b)(c)	2,500,000	2,472,614

	Principal Amount	Value
Life & Health Insurance-(continued)
GA Global Funding Trust
5.30% (SOFR + 0.50%), 09/13/2024(b)(c)	$4,000,000	$3,883,424
6.20% (SOFR + 1.36%), 04/11/2025(b)(c)	4,000,000	3,889,532
Pacific Life Global Funding II, 5.40% (SOFR + 0.62%), 06/04/2026(b)(c)	4,222,000	4,083,471

		22,685,723

Life Sciences Tools & Services-0.46%
Thermo Fisher Scientific, Inc., 5.23% (SOFR + 0.39%), 10/18/2023(b)	2,500,000	2,496,793

Movies & Entertainment-0.56%
Warnermedia Holdings, Inc., 6.59% (SOFR + 1.78%), 03/15/2024(b)(c)	3,000,000	3,017,324

Multi-line Insurance-1.24%
Metropolitan Life Global Funding I, 5.16% (SOFR + 0.32%), 01/07/2024(b)(c)	2,750,000	2,743,587
New York Life Global Funding, 5.28% (SOFR + 0.48%), 06/09/2026(b)(c)	4,000,000	3,942,160

		6,685,747

Multi-Utilities-0.45%
CenterPoint Energy, Inc., 5.37% (SOFR + 0.65%), 05/13/2024(b)	1,639,000	1,631,772
Dominion Energy, Inc., Series D, 5.40% (3 mo. USD LIBOR + 0.53%), 09/15/2023(b)	769,000	768,416

		2,400,188

Oil & Gas Storage & Transportation-0.21%
Enbridge, Inc. (Canada), 5.36% (SOFR + 0.63%), 02/16/2024(b)	1,152,000	1,148,975

Packaged Foods & Meats-0.74%
General Mills, Inc., 6.27% (3 mo. USD LIBOR + 1.01%), 10/17/2023(b)(d)	3,937,000	3,948,903

Pharmaceuticals-0.76%
Bayer US Finance II LLC (Germany), 5.88% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(c)	4,105,000	4,097,189

Regional Banks-1.03%
M&T Bank Corp., 5.95% (3 mo. USD LIBOR + 0.68%), 07/26/2023(b)	2,940,000	2,933,562
Truist Financial Corp., 5.20% (SOFR + 0.40%), 06/09/2025(b)	2,702,000	2,601,200

		5,534,762

Trading Companies & Distributors-0.57%
BOC Aviation Ltd. (China), 6.26% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	3,082,000	3,082,385

Total U.S. Dollar Denominated Bonds & Notes (Cost $240,891,538)		239,129,831

Agency Credit Risk Transfer Notes-18.23%
Fannie Mae Connecticut Avenue Securities
Series 2019-R01, Class 2M2, 7.47% (1 mo. USD LIBOR + 2.45%), 07/25/2031(b)(c)(f)	518,736	520,141
Series 2019-R02, Class 1M2, 7.32% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(c)(f)	299,596	299,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Series 2021-R01, Class 1M1, 5.57% (30 Day Average SOFR + 0.75%), 10/25/2041(b)(c)(f)	$917,239	$913,670
Series 2021-R03, Class 1M1, 5.67% (30 Day Average SOFR + 0.85%), 12/25/2041(b)(c)(f)	3,204,537	3,166,478
Series 2022-R01, Class 1M1, 5.82% (30 Day Average SOFR + 1.00%), 12/25/2041(b)(c)(f)	1,188,050	1,179,542
Series 2022-R01, Class 1M2, 6.72% (30 Day Average SOFR + 1.90%), 12/25/2041(b)(c)(f)	1,000,000	969,540
Series 2022-R02, Class 2M1, 6.02% (30 Day Average SOFR + 1.20%), 01/25/2042(b)(c)(f)	2,659,437	2,639,794
Series 2022-R02, Class 2M2, 7.82% (30 Day Average SOFR + 3.00%), 01/25/2042(b)(c)(f)	2,000,000	1,958,016
Series 2022-R03, Class 1M1, 6.92% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(c)(f)	1,618,279	1,623,585
Series 2022-R03, Class 1M2, 8.32% (30 Day Average SOFR + 3.50%), 03/25/2042(b)(c)(f)	4,250,000	4,332,215
Series 2022-R04, Class 1M1, 6.82% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(c)(f)	2,298,044	2,301,266
Series 2022-R04, Class 1M2, 7.92% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(c)(f)	3,400,000	3,438,044
Series 2022-R05, Class 2M1, 6.72% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(c)(f)	2,759,521	2,760,432
Series 2022-R05, Class 2M2, 7.82% (30 Day Average SOFR + 3.00%), 04/25/2042(b)(c)(f)	1,750,000	1,734,635
Series 2022-R06, Class 1M1, 7.57% (30 Day Average SOFR + 2.75%), 05/25/2042(b)(c)(f)	1,332,441	1,359,320
Series 2022-R06, Class 1M2, 8.67% (30 Day Average SOFR + 3.85%), 05/25/2042(b)(c)(f)	1,250,000	1,289,144
Series 2022-R07, Class 1M1, 7.77% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(f)	3,345,226	3,403,308
Series 2022-R07, Class 1M2, 9.47% (30 Day Average SOFR + 4.65%), 06/25/2042(b)(c)(f)	600,000	636,874
Series 2022-R08, Class 1M1, 7.37% (30 Day Average SOFR + 2.55%), 07/25/2042(b)(c)(f)	2,804,731	2,846,164
Series 2022-R08, Class 1M2, 8.42% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(c)(f)	1,500,000	1,537,597
Series 2023-R01, Class 1M1, 7.22% (30 Day Average SOFR + 2.40%), 12/25/2042(b)(c)(f)	1,439,076	1,445,436
Series 2023-R01, Class 1M2, 8.57% (30 Day Average SOFR + 3.75%), 12/25/2042(b)(c)(f)	1,225,000	1,248,057

	Principal Amount	Value
Series 2023-R02, Class 1M1, 7.12% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(c)(f)	$597,307	$600,388
Series 2023-R02, Class 1M2, 8.17% (30 Day Average SOFR + 3.35%), 01/25/2043(b)(c)(f)	700,000	701,781
Freddie Mac
Series 2020-DNA5, Class M2, STACR®, 7.62% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(c)(g)	1,028,808	1,045,542
Series 2021-DNA2, Class M1, STACR®, 5.62% (30 Day Average SOFR + 0.80%), 08/25/2033(b)(c)(g)	928	927
Series 2021-DNA2, Class M2, STACR®, 7.12% (30 Day Average SOFR + 2.30%), 08/25/2033(b)(c)(g)	4,820,000	4,810,953
Series 2021-DNA3, Class M1, STACR®, 5.57% (30 Day Average SOFR + 0.75%), 10/25/2033(b)(c)(g)	1,038,972	1,032,674
Series 2021-DNA3, Class M2, STACR®, 6.92% (30 Day Average SOFR + 2.10%), 10/25/2033(b)(c)(g)	3,125,000	3,046,387
Series 2021-DNA5, Class M2, STACR®, 6.47% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(c)(g)	3,197,647	3,173,982
Series 2021-DNA6, Class M2, STACR®, 6.32% (30 Day Average SOFR + 1.50%), 10/25/2041(b)(c)(g)	5,571,181	5,371,089
Series 2021-HQA3, Class M1, STACR®, 5.67% (30 Day Average SOFR + 0.85%), 09/25/2041(b)(c)(g)	2,488,758	2,417,975
Series 2022-DNA1, Class M2, STACR®, 6.72% (1 mo. USD LIBOR + 1.70%), 01/25/2050(b)(c)(g)	384,563	382,774
Series 2022-DNA2, Class M1A, STACR®, 6.12% (30 Day Average SOFR + 1.30%), 02/25/2042(b)(c)(g)	2,080,788	2,067,924
Series 2022-DNA2, Class M1B, STACR®, 7.22% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(c)(g)	4,250,000	4,190,991
Series 2022-DNA3, Class M1A, STACR®, 6.82% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(c)(g)	3,154,865	3,166,102
Series 2022-DNA3, Class M1B, STACR®, 7.72% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(c)(g)	4,500,000	4,494,131
Series 2022-DNA4, Class M1A, STACR®, 7.02% (30 Day Average SOFR + 2.20%), 05/25/2042(b)(c)(g)	2,419,014	2,438,254
Series 2022-DNA4, Class M1B, STACR®, 8.17% (30 Day Average SOFR + 3.35%), 05/25/2042(b)(c)(g)	1,500,000	1,524,328
Series 2022-DNA5, Class M1A, STACR®, 7.77% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(g)	1,869,535	1,904,306
Series 2022-DNA5, Class M1B, STACR®, 9.32% (30 Day Average SOFR + 4.50%), 06/25/2042(b)(c)(g)	1,500,000	1,591,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Series 2022-HQA1, Class M1A, STACR®, 6.92% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(c)(g)	$2,405,982	$2,406,797
Series 2022-HQA1, Class M1B, STACR®, 8.32% (30 Day Average SOFR + 3.50%), 03/25/2042(b)(c)(g)	2,000,000	2,035,841
Series 2022-HQA2, Class M1, STACR® , 8.82% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(c)(g)	1,500,000	1,537,851
Series 2022-HQA2, Class M1A, STACR®, 7.47% (30 Day Average SOFR + 2.65%), 07/25/2042(b)(c)(g)	1,598,276	1,621,490
Series 2022-HQA3, Class M1, STACR®, 7.12% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(c)(g)	763,758	768,594
Series 2022-HQA3, Class M1, STACR®, 8.37% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(c)(g)	3,130,000	3,148,825
Series 2023-DNA1, Class M1, STACR®, 6.92% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)(g)	442,140	443,541
Series 2023-DNA1, Class M1, STACR®, 7.92% (30 Day Average SOFR + 3.10%), 03/25/2043(b)(c)(g)	475,000	475,812

Total Agency Credit Risk Transfer Notes (Cost $97,838,148)		98,003,587

Asset-Backed Securities-17.31%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	74,360	73,048
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 6.30% (1 mo. USD LIBOR + 1.35%), 04/15/2036(b)(c)	4,000,000	3,932,947
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 6.31% (1 mo. Term SOFR + 1.42%), 11/15/2034(b)(c)	3,250,000	2,729,884
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 4.27%, 10/25/2033(h)	110,836	103,408
Series 2003-8, Class 4A1, 4.08%, 01/25/2034(h)	122,111	118,115
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, 5.93% (1 mo. Term SOFR + 1.04%), 10/15/2037(b)(c)	1,192,676	1,172,858
Series 2021-ACNT, Class B, 6.20% (1 mo. USD LIBOR + 1.25%), 11/15/2038(b)(c)	4,000,000	3,854,097
Series 2021-VINO, Class B, 5.80% (1 mo. USD LIBOR + 0.85%), 05/15/2038(b)(c)	2,350,000	2,256,473
Series 2021-VOLT, Class B, 5.90% (1 mo. USD LIBOR + 0.95%), 09/15/2036(b)(c)	3,252,772	3,111,865
Series 2021-VOLT, Class D, 6.60% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(c)	1,250,000	1,185,689
BX Trust
Series 2021-LGCY, Class B, 5.80% (1 mo. USD LIBOR + 0.86%), 10/15/2036(b)(c)	3,630,000	3,473,713

	Principal Amount	Value
Series 2022-IND, Class C, 7.18% (1 mo. Term SOFR + 2.29%), 04/15/2037(b)(c)	$3,267,553	$3,148,533
Series 2022-LBA6, Class B, 6.19% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(c)	1,000,000	964,265
Chesapeake Funding II LLC (Canada), Series 2019-2A, Class C, 2.27%, 09/15/2031(c)	174,185	173,982
COMM Mortgage Trust, Series 2019-521F, Class C, 6.25% (1 mo. USD LIBOR + 1.30%), 06/15/2034(b)(c)	4,000,000	3,483,310
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 5.67% (1 mo. USD LIBOR + 0.65%), 09/25/2042(b)(c)	290,002	279,276
Series 2018-AGS, Class A2, 5.52% (1 mo. USD LIBOR + 0.50%), 02/25/2044(b)(c)	520,288	505,342
DBCG Mortgage Trust, Series 2017-BBG, Class C, 5.95% (1 mo. USD LIBOR + 1.00%), 06/15/2034(b)(c)	3,750,000	3,651,347
DBWF Mortgage Trust, Series 2018-GLKS, Class A, 6.08% (1 mo. USD LIBOR + 1.13%), 12/19/2030(b)(c)	2,500,000	2,458,991
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 5.82% (1 mo. USD LIBOR + 0.80%), 10/25/2056(b)(c)	372,054	363,640
Great Wolf Trust, Series 2019-WOLF, Class B, 6.34% (1 mo. Term SOFR + 1.45%), 12/15/2036(b)(c)	3,384,000	3,312,956
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A, 6.10% (1 mo. USD LIBOR + 1.15%), 07/15/2031(b)(c)	3,000,000	2,658,000
Series 2021-ROSS, Class A, 6.10% (1 mo. USD LIBOR + 1.15%), 05/15/2026(b)(c)	2,500,000	2,262,055
Home Equity Asset Trust, Series 2004-5, Class M2, 5.97% (1 mo. USD LIBOR + 0.95%), 11/25/2034(b)	997,305	988,576
Invitation Homes Trust, Series 2018-SFR4, Class C, 6.35% (1 mo. USD LIBOR + 1.40%), 01/17/2038(b)(c)	2,999,862	2,972,530
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 6.41% (1 mo. USD LIBOR + 1.46%), 06/15/2035(b)(c)	2,385,000	2,190,341
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 5.75% (1 mo. USD LIBOR + 0.90%), 12/25/2049(b)(c)	73,739	70,024
Series 2019-INV2, Class A1, 5.75% (1 mo. USD LIBOR + 0.90%), 02/25/2050(b)(c)	207,088	194,606
Series 2019-INV3, Class A11, 5.85% (1 mo. USD LIBOR + 1.00%), 05/25/2050(b)(c)	95,813	89,807
Series 2019-LTV3, Class A1, 5.70% (1 mo. USD LIBOR + 0.85%), 03/25/2050(b)(c)	35,403	35,204
Series 2020-8, Class A11, 5.46% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(c)	217,363	204,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Series 2020-LTV1, Class A11, 5.85% (1 mo. USD LIBOR + 1.00%), 06/25/2050(b)(c)	$17,620	$17,328
Series 2021-1, Class A11, 5.21% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(c)	642,061	592,468
Med Trust, Series 2021-MDLN, Class B, 6.40% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(c)	2,991,114	2,885,631
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 5.00% (30 Day Average SOFR + 0.95%), 08/25/2051(b)(c)	3,041,530	2,826,240
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 5.66% (1 mo. USD LIBOR + 0.64%), 10/25/2028(b)	62,865	58,618
Series 2005-A2, Class A5, 4.19%, 02/25/2035(h)	45,517	42,456
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.11% (1 mo. USD LIBOR + 1.10%), 04/15/2038(b)(c)	2,500,000	2,427,656
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 5.85% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(c)	2,500,000	2,399,162
New Residential Advance Receivables Trust, Series 2020-T1, Class AT1, 1.43%, 08/15/2053(c)	1,850,000	1,817,691
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 09/15/2053(c)	2,100,000	2,052,244
OBX Trust
Series 2018-EXP1, Class 2A1, 5.87% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(c)	112,925	112,032
Series 2018-EXP2, Class 2A2, 5.97% (1 mo. USD LIBOR + 0.95%), 07/25/2058(b)(c)	260,514	253,153
Series 2019-EXP1, Class 2A2, 5.43% (1 mo. USD LIBOR + 1.15%), 01/25/2059(b)(c)	144,179	142,483
Series 2019-EXP2, Class 2A2, 5.39% (1 mo. USD LIBOR + 1.20%), 06/25/2059(b)(c)	236,111	227,012
Series 2020-EXP1, Class 2A2, 5.97% (1 mo. USD LIBOR + 0.95%), 02/25/2060(b)(c)	338,058	315,460
Series 2020-EXP3, Class 2A2, 6.22% (1 mo. USD LIBOR + 1.20%), 01/25/2060(b)(c)	466,528	454,973
Series 2020-INV1, Class A11, 5.75% (1 mo. USD LIBOR + 0.90%), 12/25/2049(b)(c)	216,075	200,796
RLGH Trust, Series 2021-TROT, Class B, 6.11% (1 mo. USD LIBOR + 1.16%), 04/15/2036(b)(c)	3,000,000	2,879,621
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 5.95% (1 mo. USD LIBOR + 1.00%), 06/15/2037(b)(c)	2,128,891	2,100,531
Series 2020-A, Class A2B, 5.78% (1 mo. USD LIBOR + 0.83%), 09/15/2037(b)(c)	1,265,214	1,242,839

	Principal Amount	Value
Series 2021-A, Class A2A2, 5.68% (1 mo. USD LIBOR + 0.73%), 01/15/2053(b)(c)	$3,535,405	$3,413,751
Series 2022-C, Class A1B, 6.59% (30 Day Average SOFR + 1.85%), 05/16/2050(b)(c)	2,519,533	2,535,325
SMRT, Series 2022-MINI, Class B, 6.24% (1 mo. Term SOFR + 1.35%), 01/15/2039(b)(c)	4,655,000	4,493,224
STAR Trust, Series 2022-SFR3, Class B, 6.84% (1 mo. Term SOFR + 1.95%), 05/17/2024(b)(c)	5,000,000	5,013,657
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 3.68%, 06/25/2034(h)	50,340	45,988
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 6.50% (1 mo. USD LIBOR + 1.55%), 01/15/2059(b)(c)	2,500,000	2,466,565

Total Asset-Backed Securities (Cost $96,160,772)		93,036,398

U.S. Treasury Securities-14.88%
U.S. Treasury Floating Rate Notes-14.88%
5.39% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%), 01/31/2025(b)	78,575,000	78,734,444
5.36% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%), 04/30/2025(b)	1,250,000	1,251,109

Total U.S. Treasury Securities (Cost $79,873,342)		79,985,553

U.S. Government Sponsored Agency Mortgage-Backed Securities-2.91%
Collateralized Mortgage Obligations-2.56%
Fannie Mae REMICs
5.32% (1 mo. USD LIBOR + 0.30%), 04/25/2035(b)	1,086,662	1,083,712
5.37% (1 mo. USD LIBOR + 0.35%), 09/25/2041(b)	1,152	1,152
3.93% (1 mo. USD LIBOR + 0.32%), 01/25/2045(b)	637,045	618,258
5.52% (1 mo. USD LIBOR + 0.50%), 05/25/2046(b)	231,648	226,877
4.15% (1 mo. USD LIBOR + 0.30%), 09/25/2047(b)	609,118	593,390
4.03% (1 mo. USD LIBOR + 0.32%), 12/25/2047(b)	222,817	217,511
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 6.62% (30 Day Average SOFR + 1.80%), 07/25/2041(b)(c)	3,521,753	3,290,495
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF35, Class A, 5.21% (1 mo. USD LIBOR + 0.35%), 08/25/2024(b)	84,290	84,169
Series KF35, Class A, 5.25% (1 mo. USD LIBOR + 0.39%), 10/25/2025(b)	978,704	973,573

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2023

(Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series KF81, Class AS, 5.03% (30 Day Average SOFR + 0.40%), 06/25/2027(b)	$1,437,907	$1,432,708
Series Q008, Class A, 5.25% (1 mo. USD LIBOR + 0.39%), 10/25/2045(b)	721,372	718,481
Freddie Mac REMICs
4.10% (1 mo. USD LIBOR + 0.35%), 09/15/2038(b)	627,759	616,957
3.88% (1 mo. USD LIBOR + 0.45%), 09/15/2040(b)	519,058	509,133
5.45% (1 mo. USD LIBOR + 0.50%), 06/15/2041(b)	162,181	159,842
3.72% (1 mo. USD LIBOR + 0.32%), 08/15/2043(b)	619,746	604,766
5.30% (1 mo. USD LIBOR + 0.35%), 01/15/2048(b)	2,726,616	2,639,798

		13,770,822

Federal Home Loan Mortgage Corp. (FHLMC)-0.14%
ARM, 4.07% (1 yr. USD LIBOR + 1.62%), 06/01/2037(b)	267,938	265,362
ARM, 3.92% (1 yr. USD LIBOR + 1.74%), 11/01/2038(b)	266,096	268,552
ARM, 4.01% (1 yr. USD LIBOR + 1.73%), 03/01/2043(b)	236,606	239,152

		773,066

Federal National Mortgage Association (FNMA)-0.21%
ARM, 4.02% (1 yr. USD LIBOR + 1.64%), 02/01/2035(b)	46,823	45,990
ARM, 4.39% (1 yr. U.S. Treasury Yield Curve Rate + 2.34%), 07/01/2035(b)	587,402	603,411
ARM, 5.53% (6 mo. USD LIBOR + 1.57%), 07/01/2035(b)	41,199	41,729
ARM, 3.97% (1 yr. USD LIBOR + 1.72%), 10/01/2036(b)	129,831	129,167
ARM, 4.53% (1 yr. USD LIBOR + 1.78%), 03/01/2037(b)	191,092	188,538
ARM, 3.99% (1 yr. USD LIBOR + 1.53%), 11/01/2037(b)	97,160	95,986

		1,104,821

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $16,158,933)		15,648,709

	Shares	Value
Money Market Funds-1.63%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(i)(j) (Cost $8,754,801)	8,754,801	$8,754,801

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.44% (Cost $539,677,534)		534,558,879

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.53%
Invesco Private Government Fund, 4.83%(i)(j)(k)	3,813,581	3,813,581
Invesco Private Prime Fund, 4.99%(i)(j)(k)	9,806,351	9,806,351

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,620,253)		13,619,932

TOTAL INVESTMENTS IN SECURITIES-101.97% (Cost $553,297,787)		548,178,811
OTHER ASSETS LESS LIABILITIES-(1.97)%		(10,614,317)

NET ASSETS-100.00%		$537,564,494

Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $267,468,815, which represented 49.76% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at April 30, 2023.
(e)	Perpetual bond with no specified maturity date.
(f)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(g)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(h)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2023.

(i)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,075,009	$125,854,878	$(118,175,086)	$-	$-	$8,754,801	$94,185

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,473,023	31,055,723	(32,715,165)	-	-	3,813,581	116,843	*

Invesco Private Prime Fund	14,069,884	74,866,347	(79,132,836)	(942)	3,898	9,806,351	318,329	*

Total	$20,617,916	$231,776,948	$(230,023,087)	$(942)	$3,898	$22,374,733	$529,357

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Portfolio Composition

Security Type Breakdown (% of the Fund’s Net Assets)

as of April 30, 2023

U.S. Dollar Denominated Bonds & Notes	44.48

Agency Credit Risk Transfer Notes	18.23

Asset-Backed Securities	17.31

U.S. Treasury Securities	14.88

U.S. Government Sponsored Agency Mortgage-Backed Securities	2.91

Money Market Funds Plus Other Assets Less Liabilities	2.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Statements of Assets and Liabilities

April 30, 2023

(Unaudited)

	Invesco AAA CLO Floating Rate Note ETF (ICLO)	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Assets:
Unaffiliated investments in securities, at value(a)	$31,419,127	$118,231,547	$-
Affiliated investments in securities, at value	243,091	14,929,242	34,503,027
Foreign currencies, at value	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	-	-	-
Cash collateral-centrally cleared swap agreements	-	-	-
Receivable for:
Dividends and interest	154,999	78,038	12,718
Variation margin on futures contracts.	-	-	-
Variation margin on centrally cleared swap agreements	-	-	-
Securities lending	-	1,090	7,303
Investments sold	-	-	-
Investments sold - affiliated broker	-	-	-
Other assets	-	-	-

Total assets	31,817,217	133,239,917	34,523,048

Liabilities:
Other investments:
Unrealized depreciation on futures contracts	-	-	-
Due to custodian	-	92,910	-
Payable for:
Variation margin on futures contracts.	-	-	-
Investments purchased	-	-	-
Investments purchased - affiliated broker	-	-	-
Collateral upon return of securities loaned	-	14,929,411	1,825,391
Fund shares repurchased	-	-	-
Accrued unitary management fees	6,771	34,183	1,103
Accrued tax expenses	4,004	-	-

Total liabilities	10,775	15,056,504	1,826,494

Net Assets	$31,806,442	$118,183,413	$32,696,554

Net assets consist of:
Shares of beneficial interest	$31,269,200	$142,632,114	$35,401,962
Distributable earnings (loss)	537,242	(24,448,701)	(2,705,408)

Net Assets	$31,806,442	$118,183,413	$32,696,554

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,250,001	1,360,000	2,170,001
Net asset value	$25.45	$86.90	$15.07

Market price	$25.51	$86.86	$15.07

Unaffiliated investments in securities, at cost	$31,269,136	$132,597,403	$-

Affiliated investments in securities, at cost.	$243,091	$14,929,411	$36,152,632

Foreign currencies, at cost	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$-	$14,777,317	$1,784,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco Conservative Multi-Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)	Invesco High Yield Bond Factor ETF (IHYF)	Invesco High Yield Select ETF (HIYS)	Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Short Duration Bond ETF (ISDB)

$-	$-	$35,850,005	$9,751,066	$-	$160,369,465	$9,792,165
11,380,553	29,853,310	1,875,973	225,148	18,986,353	1,800,928	270,101
-	-	27	170,377	-	-	-

-	-	-	-	-	20,980,934	-
-	-	90,816	-	-	-	-

2,533	13,012	632,176	150,251	4,883	164,286	124,815
-	-	16,771	-	-	-	-
-	-	10,297	-	-	-	-
6,371	9,458	1,340	61	20,371	1,327	327
458,947	-	-	109,196	-	-	27,985
-	-	-	-	-	185,412,994	-
-	-	-	-	-	24	-

11,848,404	29,875,780	38,477,405	10,406,099	19,011,607	368,729,958	10,215,393

-	-	-	-	-	18,003	-
-	-	11	49,214	-	4,358,790	506

-	-	-	-	-	-	805
-	-	-	137,824	-	-	65,407
-	-	-	-	-	160,414,790	-
911,789	2,180,730	1,662,820	225,148	1,609,810	1,765,058	171,646
491,517	-	-	-	-	-	-
363	859	11,585	3,942	640	67,429	2,862
-	-	-	-	-	-	1,127

1,403,669	2,181,589	1,674,416	416,128	1,610,450	166,624,070	242,353

$10,444,735	$27,694,191	$36,802,989	$9,989,971	$17,401,157	$202,105,888	$9,973,040

$11,833,893	$28,933,856	$42,844,828	$10,000,025	$19,661,838	$297,698,498	$10,000,025
(1,389,158)	(1,239,665)	(6,041,839)	(10,054)	(2,260,681)	(95,592,610)	(26,985)

$10,444,735	$27,694,191	$36,802,989	$9,989,971	$17,401,157	$202,105,888	$9,973,040

850,001	1,640,001	1,710,001	400,001	1,250,001	6,150,000	400,001
$12.29	$16.89	$21.52	$24.97	$13.92	$32.86	$24.93

$12.29	$16.89	$21.57	$25.10	$13.94	$32.89	$24.96

$-	$-	$37,878,348	$9,728,011	$-	$160,378,906	$9,747,490

$12,364,218	$30,738,019	$1,876,242	$225,148	$20,567,451	$1,800,942	$270,101

$-	$-	$26	$167,746	$-	$-	$-

$889,266	$2,142,692	$1,611,408	$218,695	$1,572,912	$1,762,001	$167,093

79

Statements of Assets and Liabilities–(continued)

April 30, 2023

(Unaudited)

	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)
Assets:
Unaffiliated investments in securities, at value(a)	$1,112,862,818	$1,929,756,090	$525,804,078
Affiliated investments in securities, at value	61,078,617	1,723,186	22,374,733
Cash	75,603,609	379,138	-
Foreign currencies, at value.	272,841	735	-
Cash collateral-TBAs	1,116,000	-	-
Receivable for:
Dividends and interest	7,481,617	8,582,798	3,139,134
Securities lending	10,747	1,872	6,371
Investments sold	15,814,146	-	39,121
Fund shares sold	-	-	1,241,501
Investments matured, at value	111,427	-	-
Other assets	-	41,149	-

Total assets	1,274,351,822	1,940,484,968	552,604,938

Liabilities:
Other investments:
Open written options, at value.	183,960	-	-
Due to custodian	-	-	37,550
Payable for:
Variation margin on futures contracts	664,925	-	-
Investments purchased	20,588,677	15,000,000	1,251,161
Investments purchased - TBA	207,926,418	-	-
Collateral upon return of securities loaned	60,532,219	1,723,186	13,620,253
Accrued unitary management fees	395,631	-	131,480
Accrued advisory fees	-	317,996	-
Accrued trustees’ and officer’s fees	-	18,946	-
Accrued expenses	-	273,307	-
Other payables	10,795	-	-

Total liabilities	290,302,625	17,333,435	15,040,444

Net Assets.	$984,049,197	$1,923,151,533	$537,564,494

Net assets consist of:
Shares of beneficial interest	$1,159,246,319	$1,959,267,895	$547,499,455
Distributable earnings (loss)	(175,197,122)	(36,116,362)	(9,934,961)

Net Assets	$984,049,197	$1,923,151,533	$537,564,494

Shares outstanding (unlimited amount authorized, $0.01 par value)	20,800,000	38,700,000	21,650,001
Net asset value	$47.31	$49.69	$24.83

Market price	$47.33	$49.68	$24.84

Unaffiliated investments in securities, at cost	$1,152,287,844	$1,954,311,766	$530,922,733

Affiliated investments in securities, at cost	$61,080,154	$1,723,186	$22,375,054

Foreign currencies, at cost	$269,158	$754	$-

Investments matured, at cost	$748,467	$-	$-

Premium received on written options	$103,271	$-	$-

(a) Includes securities on loan with an aggregate value of:	$58,741,740	$1,669,123	$13,289,143

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Statements of Operations

For the six months ended April 30, 2023

(Unaudited)

	Invesco AAA CLO Floating Rate Note ETF (ICLO)(a)	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Investment income:
Unaffiliated interest income	$739,832	$-	$-	$-
Unaffiliated dividend income	-	2,601,604	-	-
Affiliated dividend income	2,631	992	473,113	218,340
Securities lending income, net	-	7,725	51,182	28,014
Foreign withholding tax	-	-	-	-

Total investment income	742,463	2,610,321	524,295	246,354

Expenses:
Unitary management fees	31,243	221,445	9,171	3,199
Tax expenses	4,004	-	-	-

Total expenses	35,247	221,445	9,171	3,199

Less: Waivers	(55)	(25)	(373)	(75)

Net expenses	35,192	221,420	8,798	3,124

Net investment income	707,271	2,388,901	515,497	243,230

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	85,144	(6,655,864)	-	-
Affiliated investment securities	-	445	(890,440)	(415,901)
Unaffiliated in-kind redemptions	-	2,183,460	-	-
Affiliated in-kind redemptions	-	-	525,714	61,583
Foreign currencies.	-	-	-	-
Futures contracts	-	-	-	-
Swap agreements	-	-	-	-
Distributions of underlying fund shares	-	-	17,042	11,322

Net realized gain (loss)	85,144	(4,471,959)	(347,684)	(342,996)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	149,991	3,050,406	-	-
Affiliated investment securities	-	(245)	2,351,685	1,131,508
Foreign currencies	-	-	-	-
Futures contracts	-	-	-	-
Swap agreements	-	-	-	-

Change in net unrealized appreciation (depreciation)	149,991	3,050,161	2,351,685	1,131,508

Net realized and unrealized gain (loss)	235,135	(1,421,798)	2,004,001	788,512

Net increase (decrease) in net assets resulting from operations	$942,406	$967,103	$2,519,498	$1,031,742

(a)	For the period December 7, 2022 (commencement of investment operations) through April 30, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco Growth Multi-Asset Allocation ETF (PSMG)	Invesco High Yield Bond Factor ETF (IHYF)	Invesco High Yield Select ETF (HIYS)(a)	Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Short Duration Bond ETF (ISDB)(a)

$-	$1,147,693	$288,538	$-	$-	$206,216
-	-	-	-	1,952,541	-
345,742	5,288	1,751	341,086	985,490	3,463
52,859	9,294	61	73,529	6,794	331
-	-	-	-	(214)	-

398,601	1,162,275	290,350	414,615	2,944,611	210,010

7,662	63,911	18,780	5,627	471,328	13,720
-	-	1,715	-	(25)	1,127

7,662	63,911	20,495	5,627	471,303	14,847

(383)	(105)	(36)	(151)	(31,259)	(73)

7,279	63,806	20,459	5,476	440,044	14,774

391,322	1,098,469	269,891	409,139	2,504,567	195,236

-	(1,557,433)	(62,770)	-	(3,119,120)	(68,074)
(440,817)	312	(8)	(717,857)	(10,316)	-
-	-	-	-	-	-
695,487	-	-	253,564	-	-
-	-	2,872	-	-	-
-	(136,947)	-	-	(15,306,930)	3,611
-	49,758	4,957	-	-	-
8,190	-	-	17,767	-	-

262,860	(1,644,310)	(54,949)	(446,526)	(18,436,366)	(64,463)

-	2,199,170	23,055	-	(4,018,600)	44,675
1,130,710	(222)	-	1,683,578	1,653	-
-	1	2,354	-	-	-
-	295,862	-	-	3,769,843	(25,968)
-	(4,774)	-	-	-	-

1,130,710	2,490,037	25,409	1,683,578	(247,104)	18,707

1,393,570	845,727	(29,540)	1,237,052	(18,683,470)	(45,756)

$1,784,892	$1,944,196	$240,351	$1,646,191	$(16,178,903)	$149,480

82

Statements of Operations–(continued)

For the six months ended April 30, 2023

(Unaudited)

	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)
Investment income:
Unaffiliated interest income	$19,213,919	$39,993,328	$15,016,104
Unaffiliated dividend income	11,075	-	-
Affiliated dividend income	-	-	94,185
Securities lending income, net	119,033	8,458	92,604

Total investment income	19,344,027	40,001,786	15,202,893

Expenses:
Unitary management fees	2,113,882	-	825,930
Advisory fees.	-	2,070,224	-
Accounting & administration fees	-	93,485	-
Custodian & transfer agent fees	-	7,829	-
Trustees’ and officer’s fees	-	16,011	-
Tax expenses	-5,953		-
Other expenses	-	135,023	-

Total expenses	2,113,882	2,328,525	825,930

Less: Waivers	-	-	(1,983)

Net expenses	2,113,882	2,328,525	823,947

Net investment income	17,230,145	37,673,261	14,378,946

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(38,205,834)	732,770	14,630
Affiliated investment securities	12,557	(1,671)	3,898
Foreign currencies	(8,932)	65	-
Forward foreign currency contracts	-	(4,857,628)	-
Futures contracts	1,950,120	-	-
Swap agreements	(740,779)	-	-
Written options	92,767	-	-

Net realized gain (loss)	(36,900,101)	(4,126,464)	18,528

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	82,807,527	27,996,482	5,808,552
Affiliated investment securities	(902)	-	(942)
Foreign currencies	17,381	(4)	-
Forward foreign currency contracts	-	(1,719,513)	-
Futures contracts	(3,989,513)	-	-
Written options	(80,689)	-	-

Change in net unrealized appreciation	78,753,804	26,276,965	5,807,610

Net realized and unrealized gain	41,853,703	22,150,501	5,826,138

Net increase in net assets resulting from operations	$59,083,848	$59,823,762	$20,205,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Statements of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco AAA CLO Floating Rate Note ETF (ICLO)	Invesco Active U.S. Real Estate ETF (PSR)
	Period Ended April 30, 2023(a)	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Operations:
Net investment income	$707,271	$2,388,901	$2,264,090
Net realized gain (loss)	85,144	(4,471,959)	6,256,667
Change in net unrealized appreciation (depreciation)	149,991	3,050,161	(35,989,852)

Net increase (decrease) in net assets resulting from operations	942,406	967,103	(27,469,095)

Distributions to Shareholders from:
Distributable earnings	(405,164)	(1,940,768)	(3,208,010)
Return of capital	-	-	-

Total distributions to shareholders	(405,164)	(1,940,768)	(3,208,010)

Shareholder Transactions:
Proceeds from shares sold	31,269,200	33,579,973	63,317,998
Value of shares repurchased	-	(27,192,830)	(49,964,637)

Net increase (decrease) in net assets resulting from share transactions	31,269,200	6,387,143	13,353,361

Net increase (decrease) in net assets	31,806,442	5,413,478	(17,323,744)

Net assets:
Beginning of period	-	112,769,935	130,093,679

End of period	$31,806,442	$118,183,413	$112,769,935

Changes in Shares Outstanding:
Shares sold	1,250,001	370,000	610,000
Shares repurchased.	-	(300,000)	(500,000)
Shares outstanding, beginning of period	-	1,290,000	1,180,000

Shares outstanding, end of period	1,250,001	1,360,000	1,290,000

(a)	For the period December 7, 2022 (commencement of investment operations) through April 30, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco Balanced Multi-Asset Allocation ETF (PSMB)		Invesco Conservative Multi-Asset Allocation ETF (PSMC)		Invesco Growth Multi-Asset Allocation ETF (PSMG)		Invesco High Yield Bond Factor ETF (IHYF)
Six Months Ended April 30, 2023	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Year Ended October 31, 2022

$515,497	$865,208	$243,230	$441,535	$391,322	$592,154	$1,098,469	$1,854,661
(347,684)	64,639	(342,996)	(268,343)	262,860	305,641	(1,644,310)	(2,471,095)
2,351,685	(5,900,415)	1,131,508	(2,294,697)	1,130,710	(4,252,252)	2,490,037	(4,589,166)

2,519,498	(4,970,568)	1,031,742	(2,121,505)	1,784,892	(3,354,457)	1,944,196	(5,205,600)

(518,713)	(851,423)	(261,363)	(460,035)	(371,442)	(603,116)	(1,131,611)	(2,033,283)
-	-	-	-	-	-	-	(166,039)

(518,713)	(851,423)	(261,363)	(460,035)	(371,442)	(603,116)	(1,131,611)	(2,199,322)

9,308,403	29,426,264	5,209,829	7,327,955	12,908,553	16,294,064	6,632,020	1,004,724
(14,919,779)	(9,064,426)	(7,570,146)	(6,621,527)	(12,978,574)	(5,382,346)	(4,661,806)	(1,070,889)

(5,611,376)	20,361,838	(2,360,317)	706,428	(70,021)	10,911,718	1,970,214	(66,165)

(3,610,591)	14,539,847	(1,589,938)	(1,875,112)	1,343,429	6,954,145	2,782,799	(7,471,087)

36,307,145	21,767,298	12,034,673	13,909,785	26,350,762	19,396,617	34,020,190	41,491,277

$32,696,554	$36,307,145	$10,444,735	$12,034,673	$27,694,191	$26,350,762	$36,802,989	$34,020,190

630,000	1,860,000	440,000	550,000	770,000	940,000	310,000	40,000
(1,000,000)	(600,000)	(620,000)	(520,000)	(780,000)	(320,000)	(220,000)	(50,000)
2,540,001	1,280,001	1,030,001	1,000,001	1,650,001	1,030,001	1,620,001	1,630,001

2,170,001	2,540,001	850,001	1,030,001	1,640,001	1,650,001	1,710,001	1,620,001

85

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco High Yield Select ETF (HIYS)	Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
	Period Ended April 30, 2023(a)	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Operations:		`
Net investment income	$269,891	$409,139	$656,222
Net realized gain (loss)	(54,949)	(446,526)	(536,258)
Change in net unrealized appreciation (depreciation)	25,409	1,683,578	(4,068,775)

Net increase (decrease) in net assets resulting from operations	240,351	1,646,191	(3,948,811)

Distributions to Shareholders from:
Distributable earnings	(250,405)	(514,203)	(563,154)

Shareholder Transactions:
Proceeds from shares sold	10,000,025	7,395,858	39,360,995
Value of shares repurchased	-	(12,819,236)	(31,393,642)

Net increase (decrease) in net assets resulting from share transactions	10,000,025	(5,423,378)	7,967,353

Net increase (decrease) in net assets	9,989,971	(4,291,390)	3,455,388

Net assets:
Beginning of period	-	21,692,547	18,237,159

End of period	$9,989,971	$17,401,157	$21,692,547

Changes in Shares Outstanding:
Shares sold	400,001	540,000	2,640,000
Shares repurchased	-	(930,000)	(2,160,000)
Shares outstanding, beginning of period.	-	1,640,001	1,160,001

Shares outstanding, end of period	400,001	1,250,001	1,640,001

(a)	For the period December 7, 2022 (commencement of investment operations) through April 30, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco S&P 500® Downside Hedged ETF (PHDG)		Invesco Short Duration Bond ETF (ISDB)	Invesco Total Return Bond ETF (GTO)		Invesco Ultra Short Duration ETF (GSY)
Six Months Ended April 30, 2023	Year Ended October 31, 2022	Period Ended April 30, 2023(a)	Six Months Ended April 30, 2023	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Year Ended October 31, 2022

$2,504,567	$2,651,911	$195,236	$17,230,145	$26,400,819	$37,673,261	$29,011,217
(18,436,366)	(17,224,587)	(64,463)	(36,900,101)	(92,696,371)	(4,126,464)	(6,534,132)
(247,104)	(7,614,203)	18,707	78,753,804	(127,722,297)	26,276,965	(52,625,158)

(16,178,903)	(22,186,879)	149,480	59,083,848	(194,017,849)	59,823,762	(30,148,073)

(3,024,617)	(2,159,005)	(176,465)	(17,641,730)	(27,071,935)	(40,676,710)	(26,604,416)

30,277,652	273,519,437	10,000,025	301,882,916	339,347,967	177,952,156	184,509,896
(88,664,669)	(219,854,579)	-	(97,389,277)	(376,751,352)	(381,971,808)	(961,961,493)

(58,387,017)	53,664,858	10,000,025	204,493,639	(37,403,385)	(204,019,652)	(777,451,597)

(77,590,537)	29,318,974	9,973,040	245,935,757	(258,493,169)	(184,872,600)	(834,204,086)

279,696,425	250,377,451	-	738,113,440	996,606,609	2,108,024,133	2,942,228,219

$202,105,888	$279,696,425	$9,973,040	$984,049,197	$738,113,440	$1,923,151,533	$2,108,024,133

900,000	7,450,000	400,001	6,400,000	6,450,000	3,600,000	3,700,000
(2,700,000)	(6,300,000)	-	(2,100,000)	(7,550,000)	(7,700,000)	(19,300,000)
7,950,000	6,800,000	-	16,500,000	17,600,000	42,800,000	58,400,000

6,150,000	7,950,000	400,001	20,800,000	16,500,000	38,700,000	42,800,000

87

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco Variable Rate Investment Grade ETF (VRIG)
	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Operations:
Net investment income	$14,378,946	$10,172,469
Net realized gain.	18,528	416,182
Change in net unrealized appreciation (depreciation)	5,807,610	(13,412,704)

Net increase (decrease) in net assets resulting from operations	20,205,084	(2,824,053)

Distributions to Shareholders from:
Distributable earnings	(14,539,636)	(9,861,832)

Shareholder Transactions:
Proceeds from shares sold	105,538,517	244,635,632
Value of shares repurchased	(144,966,052)	(132,275,441)

Net increase (decrease) in net assets resulting from share transactions	(39,427,535)	112,360,191

Net increase (decrease) in net assets	(33,762,087)	99,674,306

Net assets:
Beginning of period	571,326,581	471,652,275

End of period	$537,564,494	$571,326,581

Changes in Shares Outstanding:
Shares sold	4,250,000	9,800,000
Shares repurchased	(5,850,000)	(5,350,000)
Shares outstanding, beginning of period	23,250,001	18,800,001

Shares outstanding, end of period	21,650,001	23,250,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights

Invesco AAA CLO Floating Rate Note ETF (ICLO)

	For the Period December 7, 2022(a) Through April 30, 2023 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.59
Net realized and unrealized gain on investments	0.19

Total from investment operations	0.78

Distributions to shareholders from:
Net investment income	(0.33)

Net asset value at end of period	$25.45

Market price at end of period(c)	$25.51

Net Asset Value Total Return(d)	3.14	%(e)
Market Price Total Return(d)	3.37	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$31,806
Ratio to average net assets of:
Expenses	0.29	%(f)
Net investment income	5.80	%(f)
Portfolio turnover rate(g)	84%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to April 30, 2023 was 3.05%. The market price total return from Fund Inception to April 30, 2023 was 3.00%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights–(continued)

Invesco Active U.S. Real Estate ETF (PSR)

	Six Months Ended April 30, 2023 (Unaudited)		Years Ended October 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$87.42		$110.25	$78.27	$97.24	$79.45	$80.07

Net investment income(a)	1.67		1.83	1.59	2.11	2.16	2.05
Net realized and unrealized gain (loss) on investments	(0.92)		(22.07)	32.99	(18.34)	18.01	(1.24)

Total from investment operations	0.75		(20.24)	34.58	(16.23)	20.17	0.81

Distributions to shareholders from:
Net investment income	(1.27)		(2.59)	(2.60)	(2.74)	(2.38)	(1.43)

Net asset value at end of period	$86.90		$87.42	$110.25	$78.27	$97.24	$79.45

Market price at end of period(b)	$86.86		$87.45	$110.26	$78.23	$97.13	$79.30

Net Asset Value Total Return(c)	0.88%		(18.66)%	44.71%	(16.56)%	25.82%	1.02%
Market Price Total Return(c)	0.80%		(18.65)%	44.82%	(16.52)%	25.90%	0.87%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$118,183		$112,770	$130,094	$78,270	$121,552	$27,807
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.53%
Net investment income	3.78	%(d)	1.77%	1.61%	2.46%	2.40%	2.58%
Portfolio turnover rate(e)	28%		68%	83%	51%	30%	92%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

.See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights–(continued)

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

	Six Months Ended April 30, 2023 (Unaudited)		Years Ended October 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$14.29		$17.01	$13.60	$14.15	$13.10		$13.32

Net investment income(a)(b)	0.21		0.46	0.33	0.37	0.38		0.36
Net realized and unrealized gain (loss) on investments	0.78		(2.74)	3.39	(0.12)	1.09		(0.23)

Total from investment operations	0.99		(2.28)	3.72	0.25	1.47		0.13

Distributions to shareholders from:
Net investment income	(0.21)		(0.44)	(0.31)	(0.45)	(0.38)		(0.32)
Net realized gains	-		-	-	(0.35)	(0.04)		(0.03)

Total distributions	(0.21)		(0.44)	(0.31)	(0.80)	(0.42)		(0.35)

Net asset value at end of period.	$15.07		$14.29	$17.01	$13.60	$14.15		$13.10

Market price at end of period(c)	$15.07		$14.29	$16.99	$13.57	$14.17		$13.14

Net Asset Value Total Return(d)	6.98%		(13.54)%	27.55%	1.86%	11.57%		0.89%
Market Price Total Return(d)	6.98%		(13.44)%	27.68%	1.49%	11.37%		1.12%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$32,697		$36,307	$21,767	$8,159	$4,246		$2,620
Ratio to average net assets of:
Expenses(e)	0.05	%(f)	0.05%	0.05%	0.05%	0.11	%(g)	0.05%
Net investment income(b)	2.81	%(f)	2.96%	2.02%	2.72%	2.81	%(g)	2.68%
Portfolio turnover rate(h)	10%		32%	28%	50%	56%		26%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.06%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

.See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights–(continued)

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

	Six Months Ended April 30, 2023 (Unaudited)		Years Ended October 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$11.68		$13.91	$12.84	$13.02	$12.49		$12.87

Net investment income(a)(b)	0.23		0.39	0.35	0.38	0.46		0.44
Net realized and unrealized gain (loss) on investments	0.62		(2.20)	1.07	0.09	0.73		(0.38)

Total from investment operations	0.85		(1.81)	1.42	0.47	1.19		0.06

Distributions to shareholders from:
Net investment income	(0.24)		(0.41)	(0.35)	(0.36)	(0.66)		(0.42)
Net realized gains	-		(0.01)	-	(0.29)	-		(0.02)

Total distributions	(0.24)		(0.42)	(0.35)	(0.65)	(0.66)		(0.44)

Net asset value at end of period.	$12.29		$11.68	$13.91	$12.84	$13.02		$12.49

Market price at end of period(c)	$12.29		$11.68	$13.92	$12.82	$13.04		$12.49

Net Asset Value Total Return(d)	7.38%		(13.22)%	11.18%	3.84%	9.80%		0.39%
Market Price Total Return(d)	7.38%		(13.29)%	11.44%	3.51%	9.96%		0.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,445		$12,035	$13,910	$7,703	$3,905		$1,249
Ratio to average net assets of:
Expenses(e)	0.05	%(f)	0.05%	0.05%	0.05%	0.09	%(g)	0.05%
Net investment income(b)	3.80	%(f)	3.05%	2.56%	3.01%	3.60	%(g)	3.42%
Portfolio turnover rate(h)	9%		26%	33%	41%	32%		38%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights–(continued)

Invesco Growth Multi-Asset Allocation ETF (PSMG)

	Six Months Ended April 30, 2023 (Unaudited)		Years Ended October 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$15.97		$18.83	$14.04	$14.67	$13.45		$13.56

Net investment income(a)(b)	0.21		0.45	0.34	0.42	0.38		0.35
Net realized and unrealized gain (loss) on investments	0.89		(2.84)	4.77	(0.49)	1.23		(0.15)

Total from investment operations	1.10		(2.39)	5.11	(0.07)	1.61		0.20

Distributions to shareholders from:
Net investment income	(0.18)		(0.47)	(0.32)	(0.34)	(0.35)		(0.28)
Net realized gains	-		-	-	(0.22)	(0.04)		(0.03)

Total distributions	(0.18)		(0.47)	(0.32)	(0.56)	(0.39)		(0.31)

Net asset value at end of period.	$16.89		$15.97	$18.83	$14.04	$14.67		$13.45

Market price at end of period(c)	$16.89		$15.98	$18.83	$14.05	$14.69		$13.50

Net Asset Value Total Return(d)	6.96%		(12.83)%	36.68%	(0.45)%	12.24%		1.43%
Market Price Total Return(d)	6.89%		(12.78)%	36.58%	(0.52)%	11.97%		1.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$27,694		$26,351	$19,397	$5,617	$4,400		$2,691
Ratio to average net assets of:
Expenses(e)	0.05	%(f)	0.05%	0.05%	0.05%	0.10	%(g)	0.05%
Net investment income(b)	2.55	%(f)	2.61%	1.92%	3.01%	2.70	%(g)	2.51%
Portfolio turnover rate(h)	7%		34%	25%	43%	81%		21%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.05%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

.See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights–(continued)

Invesco High Yield Bond Factor ETF (IHYF)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	For the Period November 30, 2020(a) Through October 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$21.00		$25.45	$25.00

Net investment income(b)	0.71		1.12	0.97
Net realized and unrealized gain (loss) on investments	0.54		(4.14)	0.43

Total from investment operations	1.25		(3.02)	1.40

Distributions to shareholders from:
Net investment income.	(0.73)		(1.22)	(0.95)
Net realized gains	-		(0.11)	-
Return of capital	-		(0.10)	-

Total distributions	(0.73)		(1.43)	(0.95)

Net asset value at end of period	$21.52		$21.00	$25.45

Market price at end of period(c)	$21.57		$21.05	$25.51

Net Asset Value Total Return(d)	6.05%		(12.57)%	5.65	%(e)
Market Price Total Return(d)	6.04%		(12.59)%	5.88	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,803		$34,020	$41,491
Ratio to average net assets of:
Expenses	0.39	%(f)	0.39%	0.40	%(f)
Net investment income	6.70	%(f)	4.82%	4.14	%(f)
Portfolio turnover rate(g)	39%		71%	49%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 2, 2020, the first day of trading on the exchange) to October 31, 2021 was 5.39%. The market price total return from Fund Inception to October 31, 2021 was 5.30%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

.See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights–(continued)

Invesco High Yield Select ETF (HIYS)

	For the Period December 7, 2022(a) Through April 30, 2023 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.68
Net realized and unrealized gain (loss) on investments	(0.08)

Total from investment operations	0.60

Distributions to shareholders from:
Net investment income	(0.63)

Net asset value at end of period	$24.97

Market price at end of period(c)	$25.10

Net Asset Value Total Return(d)	2.43	%(e)
Market Price Total Return(d)	2.96	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,990
Ratio to average net assets of:
Expenses	0.52	%(f)
Net investment income	6.90	%(f)
Portfolio turnover rate(g)	57%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to April 30, 2023 was 2.47%. The market price total return from Fund Inception to April 30, 2023 was 2.62%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Financial Highlights–(continued)

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$13.23		$15.72	$13.44	$13.79	$12.76		$13.10

Net investment income(a)(b)	0.25		0.42	0.34	0.40	0.46		0.40
Net realized and unrealized gain (loss) on investments	0.72		(2.52)	2.24	(0.08)	0.94		(0.34)

Total from investment operations	0.97		(2.10)	2.58	0.32	1.40		0.06

Distributions to shareholders from:
Net investment income	(0.28)		(0.39)	(0.30)	(0.42)	(0.36)		(0.37)
Net realized gains	-		-	-	(0.25)	(0.01)		(0.03)

Total distributions	(0.28)		(0.39)	(0.30)	(0.67)	(0.37)		(0.40)

Net asset value at end of period.	$13.92		$13.23	$15.72	$13.44	$13.79		$12.76

Market price at end of period(c)	$13.94		$13.23	$15.74	$13.43	$13.82		$12.78

Net Asset Value Total Return(d)	7.43%		(13.56)%	19.34%	2.55%	11.22%		0.40%
Market Price Total Return(d)	7.58%		(13.68)%	19.57%	2.25%	11.28%		0.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$17,401		$21,693	$18,237	$4,033	$5,516		$1,276
Ratio to average net assets of:
Expenses(e)	0.05	%(f)	0.05%	0.05%	0.05%	0.11	%(g)	0.05%
Net investment income(b)	3.64	%(f)	2.89%	2.20%	2.98%	3.48	%(g)	3.03%
Portfolio turnover rate(h)	10%		33%	27%	43%	65%		32%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.06%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Financial Highlights–(continued)

Invesco S&P 500® Downside Hedged ETF (PHDG)

	Six Months Ended
	April 30,
	2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$35.18		$36.82	$32.51	$26.72	$27.92		$26.67

Net investment income(a)	0.34		0.30	0.18	0.21	0.46		0.41
Net realized and unrealized gain (loss) on investments	(2.26)		(1.69)	4.31	5.94	(1.21)		1.36

Total from investment operations	(1.92)		(1.39)	4.49	6.15	(0.75)		1.77

Distributions to shareholders from:
Net investment income	(0.40)		(0.25)	(0.18)	(0.36)	(0.45)		(0.52)

Net asset value at end of period	$32.86		$35.18	$36.82	$32.51	$26.72		$27.92

Market price at end of period(b)	$32.89		$35.24	$36.78	$32.58	$26.65		$27.86

Net Asset Value Total Return(c)	(5.42)%		(3.78)%	13.86%	23.19%	(2.71)%		6.61%
Market Price Total Return(c)	(5.49)%		(3.51)%	13.49%	23.78%	(2.75)%		6.33%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$202,106		$279,696	$250,377	$143,042	$20,037		$26,523
Ratio to average net assets of:
Expenses, after Waivers(d)	0.36	%(e)	0.38%	0.38%	0.34%	0.36	%(f)	0.38%
Expenses, prior to Waivers(d)	0.39	%(e)	0.39%	0.39%	0.39%	0.40	%(f)	0.39%
Net investment income	2.07	%(e)	0.84%	0.52%	0.68%	1.66	%(f)	1.45%
Portfolio turnover rate(g)	705%		1,189%	597%	1,172%	608%		542%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Financial Highlights–(continued)

Invesco Short Duration Bond ETF (ISDB)

	For the Period December 7, 2022(a) Through April 30, 2023 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.49
Net realized and unrealized gain (loss) on investments	(0.12)

Total from investment operations	0.37

Distributions to shareholders from:
Net investment income	(0.44)

Net asset value at end of period	$24.93

Market price at end of period(c)	$24.96

Net Asset Value Total Return(d)	1.50	%(e)
Market Price Total Return(d)	1.62	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,973
Ratio to average net assets of:
Expenses	0.38	%(f)
Net investment income	4.98	%(f)
Portfolio turnover rate(g)	253%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to April 30, 2023 was 1.58%. The market price total return from Fund Inception to April 30, 2023 was 1.58%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Financial Highlights–(continued)

Invesco Total Return Bond ETF (GTO)

	Six Months Ended April 30, 2023		Years Ended October 31,					Two Months Ended October 31,		Year Ended August 31,
	(Unaudited)		2022	2021	2020	2019		2018		2018
Per Share Operating Performance:
Net asset value at beginning of period	$44.73		$56.63	$57.57	$54.39	$50.89		$52.10		$52.61

Net investment income(a)	0.95		1.43	1.11	1.26	1.44		0.31		1.47
Net realized and unrealized gain (loss) on investments	2.59		(11.85)	0.08	3.47	4.57		(1.20)		(0.37)

Total from investment operations	3.54		(10.42)	1.19	4.73	6.01		(0.89)		1.10

Distributions to shareholders from:
Net investment income	(0.96)		(1.48)	(1.04)	(1.29)	(1.55)		(0.32)		(1.49)
Net realized gains	-		-	(1.09)	(0.26)	(0.96)		-		(0.12)

Total distributions	(0.96)		(1.48)	(2.13)	(1.55)	(2.51)		(0.32)		(1.61)

Net asset value at end of period	$47.31		$44.73	$56.63	$57.57	$54.39		$50.89		$52.10

Market price at end of period(b)	$47.33		$44.67	$56.67	$57.57	$54.43		$50.93		$52.10

Net Asset Value Total Return(c)	7.95%		(18.65)%	2.06%	8.85%	12.22%		(1.72)%		2.14%
Market Price Total Return(c)	8.14%		(18.81)%	2.14%	8.77%	12.20%		(1.64)%		2.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$984,049		$738,113	$996,607	$463,457	$176,783		$40,713		$41,678
Ratio to average net assets of:
Expenses, after Waivers	0.50	%(d)	0.50%	0.50%	0.50%	0.50	%(e)	0.50	%(d)	0.50%
Expenses, prior to Waivers	0.50	%(d)	0.50%	0.50%	0.50%	0.50	%(e)	0.50	%(d)	0.51%
Net investment income	4.08	%(d)	2.79%	1.96%	2.25%	2.75%		3.58	%(d)	2.80%
Portfolio turnover rate(f)	237%		361%	475%	434%	511%		53%		219%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Financial Highlights–(continued)

Invesco Ultra Short Duration ETF (GSY)

	Six Months Ended April 30, 2023		Years Ended October 31,				Five Months Ended October 31,		Year Ended May 31,
	(Unaudited)		2022	2021	2020	2019	2018		2018
Per Share Operating Performance:
Net asset value at beginning of period	$49.25		$50.38	$50.53	$50.42	$50.20	$50.28		$50.28

Net investment income(a)	0.89		0.58	0.32	0.84	1.38	0.55		0.87
Net realized and unrealized gain (loss) on investments	0.52		(1.15)	(0.14)	0.17	0.24	(0.06)		0.14

Total from investment operations	1.41		(0.57)	0.18	1.01	1.62	0.49		1.01

Distributions to shareholders from:
Net investment income	(0.97)		(0.56)	(0.33)	(0.88)	(1.39)	(0.57)		(1.01)
Net realized gains	-		-	-	(0.02)	(0.01)	-		-

Total distributions	(0.97)		(0.56)	(0.33)	(0.90)	(1.40)	(0.57)		(1.01)

Net asset value at end of period	$49.69		$49.25	$50.38	$50.53	$50.42	$50.20		$50.28

Market price at end of period(b)	$49.68		$49.24	$50.38	$50.54	$50.42	$50.22		$50.29

Net Asset Value Total Return(c)	2.88%		(1.13)%	0.36%	2.01%	3.25%	0.98%		2.02%
Market Price Total Return(c)	2.88%		(1.15)%	0.34%	2.04%	3.20%	1.00%		2.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,923,152		$2,108,024	$2,942,228	$3,011,607	$2,621,784	$1,611,555		$1,166,465
Ratio to average net assets of:
Expenses, after Waivers	0.22	%(d)	0.22%	0.22%	0.22%	0.23%	0.25	%(d)	0.27%
Expenses, prior to Waivers	0.22	%(d)	0.22%	0.22%	0.22%	0.23%	0.25	%(d)	0.28%
Net investment income	3.64	%(d)	1.16%	0.63%	1.68%	2.77%	2.64	%(d)	1.74%
Portfolio turnover rate(e)	24%		28%	57%	53%	30%	6%		56%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco Variable Rate Investment Grade ETF (VRIG)

	Six Months Ended April 30, 2023		Years Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$24.57		$25.09	$24.89	$24.94	$25.02	$25.20

Net investment income(a)	0.64		0.43	0.19	0.40	0.75	0.65
Net realized and unrealized gain (loss) on investments	0.28		(0.54)	0.21	0.02	(0.03)	(0.15)

Total from investment operations	0.92		(0.11)	0.40	0.42	0.72	0.50

Distributions to shareholders from:
Net investment income	(0.66)		(0.41)	(0.20)	(0.44)	(0.80)	(0.68)
Return of capital	-		-	-	(0.03)	-	-

Total distributions	(0.66)		(0.41)	(0.20)	(0.47)	(0.80)	(0.68)

Net asset value at end of period	$24.83		$24.57	$25.09	$24.89	$24.94	$25.02

Market price at end of period(b)	$24.84		$24.56	$25.10	$24.89	$24.95	$25.02

Net Asset Value Total Return(c)	3.78%		(0.45)%	1.62%	1.75%	2.92%	2.01%
Market Price Total Return(c)	3.87%		(0.53)%	1.66%	1.72%	2.96%	1.92%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$537,564		$571,327	$471,652	$453,021	$391,527	$447,868
Ratio to average net assets of:
Expenses, after Waivers	0.30	%(d)	0.30%	0.30%	0.29%	0.30%	0.30%
Expenses, prior to Waivers	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	5.22	%(d)	1.75%	0.77%	1.64%	3.00%	2.59%
Portfolio turnover rate(e)	44%		101%	93%	99%	62%	26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2023

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco AAA CLO Floating Rate Note ETF (ICLO)	"AAA CLO Floating Rate Note ETF"

Invesco Active U.S. Real Estate ETF (PSR)	"Active U.S. Real Estate ETF"

Invesco Balanced Multi-Asset Allocation ETF (PSMB)	"Balanced Multi-Asset Allocation ETF"

Invesco Conservative Multi-Asset Allocation ETF (PSMC)	"Conservative Multi-Asset Allocation ETF"

Invesco Growth Multi-Asset Allocation ETF (PSMG)	"Growth Multi-Asset Allocation ETF"

Invesco High Yield Bond Factor ETF (IHYF)	"High Yield Bond Factor ETF"

Invesco High Yield Select ETF (HIYS)	"High Yield Select ETF"

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	"Moderately Conservative Multi-Asset Allocation ETF"

Invesco S&P 500® Downside Hedged ETF (PHDG)	"S&P 500® Downside Hedged ETF"

Invesco Short Duration Bond ETF (ISDB)	"Short Duration Bond ETF"

Invesco Total Return Bond ETF (GTO)	"Total Return Bond ETF"

Invesco Ultra Short Duration ETF (GSY)	"Ultra Short Duration ETF"

Invesco Variable Rate Investment Grade ETF (VRIG)	"Variable Rate Investment Grade ETF"

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange

AAA CLO Floating Rate Note ETF	Cboe BZX Exchange, Inc.

Active U.S. Real Estate ETF	NYSE Arca, Inc.

Balanced Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.

Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.

Growth Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.

High Yield Bond Factor ETF	The Nasdaq Stock Market LLC

High Yield Select ETF	Cboe BZX Exchange, Inc.

Moderately Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.

S&P 500® Downside Hedged ETF	NYSE Arca, Inc.

Short Duration Bond ETF	Cboe BZX Exchange, Inc.

Total Return Bond ETF	NYSE Arca, Inc.

Ultra Short Duration ETF	NYSE Arca, Inc.

Variable Rate Investment Grade ETF	The Nasdaq Stock Market LLC

Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF will liquidate and terminate on or about June 30, 2023. In connection with the liquidation of these Funds, each Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units for AAA CLO Floating Rate Note ETF, High Yield Bond Factor ETF, High Yield Select ETF, Short Duration Bond ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Creation Units for S&P 500® Downside Hedged ETF are issued and redeemed partially in exchange

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for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are each a “fund of funds,” in that each invests in other exchange-traded funds (“Underlying Funds”) advised by Invesco Capital Management LLC (the “Adviser”) or its affiliates, or other unaffiliated advisers. Each affiliated Underlying Fund’s accounting policies are outlined in that affiliated Underlying Fund’s financial statements and are publicly available at www.invesco.com/us.

The investment objective of each Fund is listed below.

Fund	Investment Objective

AAA CLO Floating Rate Note ETF	To seek current income and capital preservation.

Active U.S. Real Estate ETF	To seek to achieve high total return through growth of capital and current income.

Balanced Multi-Asset Allocation ETF	To seek to provide current income and capital appreciation.

Conservative Multi-Asset Allocation ETF	To seek total return consistent with a lower level of risk relative to the broad stock market.

Growth Multi-Asset Allocation ETF	To seek to provide long-term capital appreciation.

High Yield Bond Factor ETF	To seek total return.

High Yield Select ETF	To seek current income.

Moderately Conservative Multi-Asset Allocation ETF	To seek to provide current income and some capital appreciation.

S&P 500® Downside Hedged ETF	To seek to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

Short Duration Bond ETF	To seek total return, comprised of income and capital appreciation.

Total Return Bond ETF	To seek maximum total return, comprised of income and capital appreciation.

Ultra Short Duration ETF	To seek maximum current income, consistent with preservation of capital and daily liquidity.

Variable Rate Investment Grade ETF	To seek to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

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Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

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capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF, Moderately Conservative Multi-Asset Allocation ETF and S&P 500® Downside Hedged ETF) declares and pays dividends from net investment income, if any, to their shareholders monthly and records such dividends on the ex-dividend date. Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF, Moderately Conservative Multi-Asset Allocation ETF and S&P 500® Downside Hedged ETF each declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except Ultra Short Duration ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including, for AAA CLO Floating Rate Note ETF, interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any

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Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser). For AAA CLO Floating Rate Note ETF, the Adviser also pays out of the unitary management fee the set-up fees and commitment fees associated with the line of credit.

Ultra Short Duration ETF is responsible for all of its expenses, including, but not limited to, the investment advisory fees, cost of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expense, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee (if applicable) and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Commercial Mortgage-Backed Securities - Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.

Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. Each Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statements of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Funds may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

K.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement.

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Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

L.

Structured Securities - Certain Funds may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statements of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statements of Operations.

M.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF, Moderately Conservative Multi-Asset Allocation ETF and S&P 500® Downside Hedged ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

Active U.S. Real Estate ETF	$360

Balanced Multi-Asset Allocation ETF	3,797

Conservative Multi-Asset Allocation ETF	1,432

Growth Multi-Asset Allocation ETF	4,754

Moderately Conservative Multi-Asset Allocation ETF	4,560

S&P 500® Downside Hedged ETF	565

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N.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

O.

Forward Foreign Currency Contracts - Certain Funds may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

A Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

P.

Futures Contracts - Certain Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.

A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside

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Hedged ETF. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

Q.

Call Options Purchased and Written - Certain Funds may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

R.

Put Options Purchased and Written - Certain Funds may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying portfolio securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statements of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively.

A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

S.

Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant (“FCM”)) an amount referred to as “initial margin.” Initial margin

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requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

T.	Other Risks

Agency Debt Risk. Certain Funds may invest in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”) Risk. Certain Funds may invest in CLOs and CDOs. CLOs bear many of the same risks as other forms of asset-backed securities (“ABS”), including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly.

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CLOs issue classes or “tranches’’ that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Each Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Commercial Paper Risk. Certain Funds may invest in commercial paper. The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

Commodity Pool Risk. S&P 500® Downside Hedged ETF’s investments in futures contracts have caused it to be deemed a commodity pool, thereby subjecting it to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. Registration as a commodity pool may have negative effects on the ability of the Fund to engage in its planned investment program. Additionally, the Fund’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of a credit research process to implement certain Funds’ investment strategies in pursuit of their investment objectives may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The incorporation of ESG factors as part of a credit analysis may affect a Fund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to a Fund’s performance.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

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Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

Industry Concentration Risk. Certain Funds are concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating their investments in an industry or industry group, such Funds may face more risks than if they were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which some Funds invest, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations.

Investment in Investment Companies Risk. Investing in other investment companies, including ETFs and closed-end funds, subjects a Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, a Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests. Investments in

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another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed-end fund’s shares may trade at a discount or premium relative to the NAV of its shares and the listing exchange may halt trading of the fund’s shares.

Leverage Risk. Leverage occurs when a Fund’s market exposure exceeds amounts invested. A Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects a Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing a Fund to be more volatile than if it had not used leverage. A Fund may have a substantial cash position due to margin and collateral requirements related to a Fund’s use of derivatives. Such margin and collateral requirements may limit a Fund’s ability to take advantage of other investment opportunities, and a Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect a Fund’s ability to achieve its investment objective. In addition, a Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force a Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of a Fund’s assets. There is no assurance that a leveraging strategy will be successful.

LIBOR Transition Risk. Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates will no longer be published after June 2023.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below) applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Market Risk. The Funds’ holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

Non-Diversified Fund Risk. Because AAA CLO Floating Rate Note ETF, High Yield Select ETF and Short Duration Bond ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate may increase a fund’s transaction costs it may

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also generate a greater amount of taxable capital gain distributions to the fund’s shareholders. Funds that engage in To-Be-Announced (“TBA”) transactions are also subject to portfolio turnover risk.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Risk of Investing in Loans. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. A Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. A Fund is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of a Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. Thus, to the extent a Fund effects redemptions in cash, the Fund is subject to the risk of selling other investments or taking other actions necessary to raise cash to meet its redemption obligations.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

TBA Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to the settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose a Fund to potential loss and could affect the Fund’s returns.

U.S. Government Obligations Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

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NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund (except S&P 500® Downside Hedged ETF), oversight of Invesco, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).

Pursuant to an Investment Advisory Agreement, each Fund (except Ultra Short Duration ETF) accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including, for AAA CLO Floating Rate Note ETF, interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). For AAA CLO Floating Rate Note ETF, the Adviser also pays out of the unitary management fee the set-up fees and commitment fees associated with the line of credit. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

AAA CLO Floating Rate Note ETF	0.26%

Active U.S. Real Estate ETF	0.35%

Balanced Multi-Asset Allocation ETF	0.05%

Conservative Multi-Asset Allocation ETF	0.05%

Growth Multi-Asset Allocation ETF	0.05%

High Yield Bond Factor ETF	0.39%

High Yield Select ETF	0.48%

Moderately Conservative Multi-Asset Allocation ETF	0.05%

S&P 500® Downside Hedged ETF	0.39%

Short Duration Bond ETF	0.35%

Total Return Bond ETF	0.50%

Variable Rate Investment Grade ETF	0.30%

Pursuant to another Investment Advisory Agreement, Ultra Short Duration ETF accrues daily and pays monthly to the Adviser an annual management fee equal to 0.20% of the Fund’s average daily net assets. Ultra Short Duration ETF is responsible for all of its own expenses, including its management fee, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Independent Trustees, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF). The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

The Adviser has contractually agreed to waive fees and/or pay Fund expenses for Ultra Short Duration ETF to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2025.

Further, the Adviser has contractually agreed to waive the management fee payable by each Fund (except for Total Return Bond ETF and Ultra Short Duration ETF) in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”) or (ii) the management fee available to be waived. For Total Return Bond ETF and Ultra Short Duration ETF, the Adviser has contractually agreed to waive a portion of the management fee payable and/or reimburse Fund expenses in an amount equal to 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. These waivers (except for Total Return Bond ETF and Ultra Short Duration ETF) are in place

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through at least August 31, 2025, and there is no guarantee that the Adviser will extend them past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended April 30, 2023, the Adviser waived fees for each Fund in the following amounts:

AAA CLO Floating Rate Note ETF*	$55

Active U.S. Real Estate ETF	25

Balanced Multi-Asset Allocation ETF	373

Conservative Multi-Asset Allocation ETF	75

Growth Multi-Asset Allocation ETF	383

High Yield Bond Factor ETF	105

High Yield Select ETF*	36

Moderately Conservative Multi-Asset Allocation ETF	151

S&P 500® Downside Hedged ETF	31,259

Short Duration Bond ETF*	73

Total Return Bond ETF	-

Ultra Short Duration ETF	-

Variable Rate Investment Grade ETF	1,983

*	For the period December 7, 2022 (commencement of investment operations) through April 30, 2023.

The fees waived and/or expenses borne by the Adviser for Ultra Short Duration ETF pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

There are no amounts available for potential recapture by the Adviser as of April 30, 2023.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Active U.S. Real Estate ETF	$13,237
S&P 500® Downside Hedged ETF	170,959

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023, for each Fund (except for Ultra Short Duration ETF and High Yield Select ETF). As of April 30, 2023, all of the securities in Ultra Short Duration ETF and High Yield Select ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of

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the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

AAA CLO Floating Rate Note ETF

Investments in Securities

Asset-Backed Securities	$-	$31,419,127	$-	$31,419,127

Money Market Funds	243,091	-	-	243,091

Total Investments	$243,091	$31,419,127	$-	$31,662,218

Active U.S. Real Estate ETF

Investments in Securities

Common Stocks & Other Equity Interests	$118,231,547	$-	$-	$118,231,547

Money Market Funds	-	14,929,242	-	14,929,242

Total Investments	$118,231,547	$14,929,242	$-	$133,160,789

Balanced Multi-Asset Allocation ETF

Investments in Securities

Affiliated Issuers	$29,462,693	$-	$-	$29,462,693

Money Market Funds	3,214,945	1,825,389	-	5,040,334

Total Investments	$32,677,638	$1,825,389	$-	$34,503,027

Conservative Multi-Asset Allocation ETF

Investments in Securities

Affiliated Issuers	$9,744,918	$-	$-	$9,744,918

Money Market Funds	723,846	911,789	-	1,635,635

Total Investments	$10,468,764	$911,789	$-	$11,380,553

Growth Multi-Asset Allocation ETF

Investments in Securities

Affiliated Issuers	$24,327,581	$-	$-	$24,327,581

Money Market Funds	3,345,021	2,180,708	-	5,525,729

Total Investments	$27,672,602	$2,180,708	$-	$29,853,310

High Yield Bond Factor ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$35,732,195	$2,943	$35,735,138

U.S. Treasury Securities	-	114,867	-	114,867

Money Market Funds	213,422	1,662,551	-	1,875,973

Total Investments in Securities	213,422	37,509,613	2,943	37,725,978

Other Investments - Assets*

Futures Contracts	92,505	-	-	92,505

Swap Agreements	-	8,815	-	8,815

	92,505	8,815	-	101,320

Other Investments - Liabilities*

Futures Contracts	-	(22,452)	-	(22,452)

Total Other Investments	92,505	(13,637)	-	78,868

Total Investments	$305,927	$37,495,976	$2,943	$37,804,846

Moderately Conservative Multi-Asset Allocation ETF

Investments in Securities

Affiliated Issuers	$16,146,469	$-	$-	$16,146,469

Money Market Funds	1,230,074	1,609,810	-	2,839,884

Total Investments	$17,376,543	$1,609,810	$-	$18,986,353

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	Level 1	Level 2	Level 3	Total

S&P 500® Downside Hedged ETF

Investments in Securities

Common Stocks & Other Equity Interests	$160,405,335	$-	$-	$160,405,335

Money Market Funds	-	1,765,058	-	1,765,058

Total Investments in Securities	160,405,335	1,765,058	-	162,170,393

Other Investments - Liabilities*

Futures Contracts	(18,003)	-	-	(18,003)

Total Investments	$160,387,332	$1,765,058	$-	$162,152,390

Short Duration Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$8,928,834	$-	$8,928,834

Asset-Backed Securities	-	584,889	-	584,889

U.S. Treasury Securities	-	151,914	-	151,914

Agency Credit Risk Transfer Notes	-	78,028	-	78,028

Preferred Stocks	-	48,500	-	48,500

Money Market Funds	98,455	171,646	-	270,101

Total Investments in Securities	98,455	9,963,811	-	10,062,266

Other Investments - Liabilities*

Futures Contracts	(25,968)	-	-	(25,968)

Total Investments	$72,487	$9,963,811	$-	$10,036,298

Total Return Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$465,967,969	$5,283,796	$471,251,765

U.S. Government Sponsored Agency Mortgage-Backed Securities	-	223,105,599	-	223,105,599

U.S. Treasury Securities	-	218,944,624	-	218,944,624

Asset-Backed Securities	-	179,422,772	1,203,152	180,625,924

Agency Credit Risk Transfer Notes	-	7,522,347	-	7,522,347

Municipal Obligations	-	4,890,478	-	4,890,478

Preferred Stocks	270,983	2,515,356	-	2,786,339

U.S. Government Sponsored Agency Securities	-	2,627,782	-	2,627,782

Exchange-Traded Funds	550,519	-	-	550,519

Non-U.S. Dollar Denominated Bonds & Notes	-	57,140	-	57,140

Common Stocks & Other Equity Interests	-	-	0	0

Options Purchased	1,050,820	-	-	1,050,820

Money Market Funds	-	60,528,098	-	60,528,098

Total Investments in Securities	1,872,322	1,165,582,165	6,486,948	1,173,941,435

Other Investments - Assets*

Futures Contracts	1,693,054	-	-	1,693,054

Investments Matured	-	111,427	-	111,427

	1,693,054	111,427	-	1,804,481

Other Investments - Liabilities*

Futures Contracts	(4,480,547)	-	-	(4,480,547)

Options written	(183,960)	-	-	(183,960)

	(4,664,507)	-	-	(4,664,507)

Total Other Investments	(2,971,453)	111,427	-	(2,860,026)

Total Investments	$(1,099,131)	$1,165,693,592	$6,486,948	$1,171,081,409

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	Level 1	Level 2	Level 3	Total

Variable Rate Investment Grade ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$239,129,831	$-	$239,129,831

Agency Credit Risk Transfer Notes	-	98,003,587	-	98,003,587

Asset-Backed Securities	-	93,036,398	-	93,036,398

U.S. Treasury Securities	-	79,985,553	-	79,985,553

U.S. Government Sponsored Agency Mortgage-Backed Securities	-	15,648,709	-	15,648,709

Money Market Funds	8,754,801	13,619,932	-	22,374,733

Total Investments	$8,754,801	$539,424,010	$-	$548,178,811

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.

NOTE 5–Derivative Investments

The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2023:

	Value
	High Yield Bond Factor ETF			S&P 500® Downside Hedged ETF	Short Duration Bond ETF	Total Return Bond ETF
Derivative Assets	Credit Risk	Interest Rate Risk	Total	Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts–Exchange-Traded(a)	$-	$92,505	$92,505	$-	$-	$-	$1,693,054	$1,693,054

Unrealized appreciation on swap agreements–Centrally Cleared	8,815	-	8,815	-	-	-	-	-

Purchased options, at value - Exchange-Traded	-	-	-	-	-	1,050,820	-	1,050,820

Total Derivative Assets	8,815	92,505	101,320	-	-	1,050,820	1,693,054	2,743,874

Derivatives not subject to master netting agreements	(8,815)	(92,505)	(101,320)	-	-	(1,050,820)	(1,693,054)	(2,743,874)

Total Derivative Assets subject to master netting agreements	$-	$-	$-	$-	$-	$-	$-	$-

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	Value
	High Yield Bond Factor ETF			S&P 500® Downside Hedged ETF	Short Duration Bond ETF	Total Return Bond ETF
Derivative Liabilities	Credit Risk	Interest Rate Risk	Total	Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts—Exchange-Traded(a)	$-	$(22,452)	$(22,452)	$(18,003)	$(25,968)	$-	$(4,480,547)	$(4,480,547)

Options written, at value - Exchange-Traded	-	-	-	-	-	(183,960)	-	(183,960)

Total Derivative Liabilities	-	(22,452)	(22,452)	(18,003)	(25,968)	(183,960)	(4,480,547)	(4,664,507)

Derivatives not subject to master netting agreements	-	22,452	22,452	18,003	25,968	183,960	4,480,547	4,664,507

Total Derivative Liabilities subject to master netting agreements	$-	$-	$-	$-	$-	$-	$-	$-

(a)

Except for Total Return Bond ETF, values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts. For Total Return Bond ETF, values include cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2023

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	High Yield Bond Factor ETF			High Yield Select ETF	S&P 500® Downside Hedged ETF
	Credit Risk	Interest Rate Risk	Total	Credit Risk	Equity Risk

Realized Gain (Loss):

Forward foreign currency contracts	$-	$-	$-	$-	$-

Futures contracts	-	(136,947)	(136,947)	-	(15,306,930)

Options purchased(a)	-	-	-	-	-

Options written	-	-	-	-	-

Swap agreements	49,758	-	49,758	4,957	-

Change in Net Unrealized Appreciation (Depreciation):

Forward foreign currency contracts	-	-	-	-	-

Futures contracts	-	295,862	295,862	-	3,769,843

Options purchased(a)	-	-	-	-	-

Options written	-	-	-	-	-

Swap agreements	(4,774)	-	(4,774)	-	-

Total	$44,984	$158,915	$203,899	$4,957	$(11,537,087)

	Location of Gain (Loss) on Statements of Operations
	Short Duration Bond ETF	Total Return Bond ETF				Ultra Short Duration ETF
	Interest Rate Risk	Credit Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk

Realized Gain (Loss):

Forward foreign currency contracts	$-	$-	$-	$-	$-	$(4,857,628)

Futures contracts	3,611	-	-	1,950,120	1,950,120	-

Options purchased(a)	-	-	(303,979)	-	(303,979)	-

Options written	-	-	92,767	-	92,767	-

Swap agreements	-	(740,779)	-	-	(740,779)	-

120

	Location of Gain (Loss) on Statements of Operations
	Short Duration Bond ETF	Total Return Bond ETF				Ultra Short Duration ETF
	Interest Rate Risk	Credit Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk

Change in Net Unrealized Appreciation (Depreciation):

Forward foreign currency contracts	$-	$-	$-	$-	$-	$3,769,843

Futures contracts	(25,968)	-	-	(3,989,513)	(3,989,513)	-

Options purchased(a)	-	-	284,574	-	284,574	-

Options written	-	-	(80,689)	-	(80,689)	-

Swap agreements	-	-	-	-	-	-

Total	$(22,357)	$(740,779)	$(7,327)	$(2,039,393)	$(2,787,499)	$(1,087,785)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	High Yield Bond Factor ETF	High Yield Select ETF	S&P 500® Downside Hedged ETF	Short Duration Bond ETF	Total Return Bond ETF	Ultra Short Duration ETF

Forward foreign currency contracts	$-	$-	$-	$-	$-	$27,147,622

Futures contracts	6,504,163	-	49,407,002	2,687,420	235,798,146	-

Options purchased	-	-	-	-	14,633,700	-

Options written	-	-	-	-	5,526,429	-

Swap agreements	880,806	500,000	-	-	-	-

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Active U.S. Real Estate ETF	$2,288,467	$263,939	$2,552,406

Balanced Multi-Asset Allocation ETF	286,453	78,079	364,532

Conservative Multi-Asset Allocation ETF	8,646	8,561	17,207

Growth Multi-Asset Allocation ETF	243,502	79,391	322,893

High Yield Bond Factor ETF	926,666	1,677,234	2,603,900

Moderately Conservative Multi-Asset Allocation ETF	77,094	17,194	94,288

S&P 500® Downside Hedged ETF	5,164,989	71,746,494	76,911,483

Total Return Bond ETF	68,815,122	22,091,101	90,906,223

Ultra Short Duration ETF	5,237,562	1,973,752	7,211,314

Variable Rate Investment Grade ETF	1,126,672	3,885,706	5,012,378

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

121

NOTE 7–Investment Transactions

For the six months ended April 30, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

AAA CLO Floating Rate Note ETF*	$51,340,894	$21,446,909

Active U.S. Real Estate ETF	35,939,804	35,476,799

Balanced Multi-Asset Allocation ETF	3,485,660	6,966,507

Conservative Multi-Asset Allocation ETF	1,139,843	1,862,936

Growth Multi-Asset Allocation ETF	1,967,492	5,426,590

High Yield Bond Factor ETF	14,606,629	12,429,359

High Yield Select ETF*	14,149,756	4,544,214

Moderately Conservative Multi-Asset Allocation ETF	2,263,535	3,911,120

S&P 500® Downside Hedged ETF	1,370,726,792	1,394,335,996

Short Duration Bond ETF*	12,413,267	3,099,920

Total Return Bond ETF	1,518,283,904	1,513,264,744

Ultra Short Duration ETF	343,758,660	233,756,418

Variable Rate Investment Grade ETF	37,344,977	78,549,914

*	For the period December 7, 2022 (commencement of investment operations) through April 30, 2023.

For the six months ended April 30, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

AAA CLO Floating Rate Note ETF*	$1,268,897	$-

Active U.S. Real Estate ETF	33,431,815	27,069,468

Balanced Multi-Asset Allocation ETF	9,239,461	14,578,016

Conservative Multi-Asset Allocation ETF	5,100,714	7,440,287

Growth Multi-Asset Allocation ETF	12,904,458	12,861,076

High Yield Bond Factor ETF	3,100	-

High Yield Select ETF*	-	-

Moderately Conservative Multi-Asset Allocation ETF	7,397,089	12,527,112

S&P 500® Downside Hedged ETF	-	-

Short Duration Bond ETF*	-	-

Total Return Bond ETF	-	-

Ultra Short Duration ETF	-	-

Variable Rate Investment Grade ETF	-	-

*	For the period December 7, 2022 (commencement of investment operations) through April 30, 2023.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

AAA CLO Floating Rate Note ETF	$174,687	$(24,696)	$149,991	$31,512,227

Active U.S. Real Estate ETF	1,115,302	(18,987,771)	(17,872,469)	151,033,258

Balanced Multi-Asset Allocation ETF	97,985	(2,177,020)	(2,079,035)	36,582,062

Conservative Multi-Asset Allocation ETF	27,141	(1,096,123)	(1,068,982)	12,449,535

Growth Multi-Asset Allocation ETF	167,384	(1,406,476)	(1,239,092)	31,092,402

High Yield Bond Factor ETF	665,296	(2,425,784)	(1,760,488)	39,565,334

High Yield Select ETF	110,118	(87,063)	23,055	9,953,159

Moderately Conservative Multi-Asset Allocation ETF	3,305	(1,786,128)	(1,782,823)	20,769,176

S&P 500® Downside Hedged ETF	-	(246,909)	(246,909)	162,399,299

Short Duration Bond ETF	57,867	(39,160)	18,707	10,017,591

122

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

Total Return Bond ETF	$12,759,079	$(59,918,431)	$(47,159,352)	$1,218,240,761

Ultra Short Duration ETF	1,994,720	(28,269,909)	(26,275,189)	1,957,754,465

Variable Rate Investment Grade ETF	1,145,567	(6,493,966)	(5,348,399)	553,527,210

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee (except for Ultra Short Duration ETF), pays for such compensation for each Fund. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Borrowing

Effective April 11, 2023, AAA CLO Floating Rate Note ETF is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which will expire on April 9, 2024. The Fund currently participates in this line of credit with another Invesco ETF. The Fund may borrow up to the lesser of (1) $300,000,000, (2) a 20% asset coverage percentage or (3) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

During the period April 11, 2023 through April 30, 2023, there were no outstanding borrowings from the line of credit.

NOTE 10–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF, such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. For AAA CLO Floating Rate Note ETF, High Yield Bond Factor ETF, High Yield Select ETF, Short Duration Bond ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF, Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. For S&P 500® Downside Hedged ETF, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

123

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Actively Managed Exchange-Traded Fund Trust (excluding Invesco Ultra Short Duration ETF), you incur a unitary management fee. As a shareholder of the Invesco Ultra Short Duration ETF, you incur advisory fees and other Fund expenses. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including, for Invesco AAA CLO Floating Rate Note ETF, interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

In addition to the fees and expenses which the Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF and Invesco S&P 500® Downside Hedged ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2022	April 30, 2023	Six-Month Period	Six-Month Period(1)

Invesco AAA CLO Floating Rate Note ETF (ICLO)

Actual	$1,000.00	$1,031.40 (2)	0.29%	$1.17 (3)

Hypothetical (5% return before expenses)	1,000.00	1,023.36 (2)	0.29	1.45 (3)

124

Calculating your ongoing Fund expenses–(continued)

				Annualized
	Beginning	Ending		Expense Ratio	Expenses Paid
	Account Value	Account Value		Based on the	During the
	November 1, 2022	April 30, 2023		Six-Month Period	Six-Month Period(1)

Invesco Active U.S. Real Estate ETF (PSR)

Actual	$1,000.00	$1,008.80		0.35%	$1.74

Hypothetical (5% return before expenses)	1,000.00	1,023.06		0.35	1.76

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

Actual	1,000.00	1,069.80		0.05	0.26

Hypothetical (5% return before expenses)	1,000.00	1,024.55		0.05	0.25

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

Actual	1,000.00	1,073.80		0.05	0.26

Hypothetical (5% return before expenses)	1,000.00	1,024.55		0.05	0.25

Invesco Growth Multi-Asset Allocation ETF (PSMG)

Actual	1,000.00	1,069.60		0.05	0.26

Hypothetical (5% return before expenses)	1,000.00	1,024.55		0.05	0.25

Invesco High Yield Bond Factor ETF (IHYF)

Actual	1,000.00	1,060.50		0.39	1.99

Hypothetical (5% return before expenses)	1,000.00	1,022.86		0.39	1.96

Invesco High Yield Select ETF (HIYS)

Actual	1,000.00	1,024.30	(2)	0.52	2.09	(3)

Hypothetical (5% return before expenses)	1,000.00	1,022.22	(2)	0.52	2.61	(3)

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

Actual	1,000.00	1,074.30		0.05	0.26

Hypothetical (5% return before expenses)	1,000.00	1,024.55		0.05	0.25

Invesco S&P 500® Downside Hedged ETF (PHDG)

Actual	1,000.00	945.80		0.36	1.74

Hypothetical (5% return before expenses)	1,000.00	1,023.01		0.36	1.81

Invesco Short Duration Bond ETF (ISDB)

Actual	1,000.00	1,015.00	(2)	0.38	1.52	(3)

Hypothetical (5% return before expenses)	1,000.00	1,022.91	(2)	0.38	1.91	(3)

Invesco Total Return Bond ETF (GTO)

Actual	1,000.00	1,079.50		0.50	2.58

Hypothetical (5% return before expenses)	1,000.00	1,022.32		0.50	2.51

Invesco Ultra Short Duration ETF (GSY)

Actual	1,000.00	1,028.80		0.22	1.11

Hypothetical (5% return before expenses)	1,000.00	1,023.70		0.22	1.10

Invesco Variable Rate Investment Grade ETF (VRIG)

Actual	1,000.00	1,037.80		0.30	1.52

Hypothetical (5% return before expenses)	1,000.00	1,023.31		0.30	1.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period December 7, 2022 (commencement of investment operations) through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 7, 2022 (commencement of investment operations) to April 30, 2023. Actual expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 145/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

125

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on September 15, 2022, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Advisory Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco AAA CLO Floating Rate Note ETF, Invesco Municipal Strategic Income ETF, Invesco High Yield Select ETF and Invesco Short Duration Bond ETF (each, a “Fund” and collectively, the “Funds”) and the Investment Sub-Advisory Agreement for each Fund, between the Adviser and the following seven affiliated sub-advisers (the “Sub-Advisory Agreement”): Invesco Advisers, Inc. (as the initial sub-adviser for Invesco Municipal Strategic Income ETF, Invesco High Yield Select ETF and Invesco Short Duration Bond ETF); Invesco Senior Secured Management, Inc. (as the initial sub-adviser for Invesco AAA CLO Floating Rate Note ETF); Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Advisory Agreement

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees considered information regarding each Fund’s investment objective, strategies and process. The Trustees noted other information the Board received and considered at its March 15, 2022 and April 16, 2022 meetings, describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”). The Trustees reviewed information related to the Adviser’s and Sub-Advisers’ portfolio transaction policies and procedures.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and the Sub-Advisers. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for each Fund. The Trustees also noted that, unlike most of the other ETFs for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to each Fund under the Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable actively managed ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and to Adviser-identified select peer funds. The Trustees noted that the Lipper fee data indicated that Invesco AAA CLO Floating Rate Note ETF, Invesco Municipal Strategic Income ETF and Invesco High Yield Select ETF did not have open-end (non-ETF) index peer funds.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as

126

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

compared to the median net expense ratios for the various types of funds in its Lipper peer group and compared to the median net expense ratio of its Adviser-identified select peers as shown below:

Actively
	Managed	Open-End	Open-End
	ETF Peer	Index Fund	Active Fund	Select
	Group	Peer Group	Peer Group	Peer Group
Fund	(Number of Peers)	(Number of Peers)	(Number of Peers)	(Number of Peers)

Invesco AAA CLO Floating Rate Note ETF	Lower than	N/A (0)	Lower than	Lower than
	median (9)		median (50)	median (3)

Invesco Municipal Strategic Income ETF	Lower than	N/A (0)	Lower than	Lower than
	median (2)		median (43)	median (2)

Invesco High Yield Select ETF	Lower than	N/A (0)	Lower than	Lower than
	median (8)		median (109)	median (2)

Invesco Short Duration Bond ETF	Higher than	Higher than	Lower than	Equal to
	median (11)	median (3)	median (95)	median (6)

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fee, the Trustees also considered the sub-advisory fees to be paid by the Adviser for each Fund. The Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received and considered at its March 15, 2022 and April 6, 2022 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services to be provided to, and product strategy of, each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser is not a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees for affiliated money market cash management vehicles and fees as the Funds’ direct securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Sub-Advisory Agreement for each Fund at a meeting held on September 15, 2022. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided to each Fund under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services to be provided by each Sub-Adviser, the investment approach of each Sub-Adviser whose investment personnel manage

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the Funds, the experience and skills of the investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Trustees noted that the portfolio managers of the Invesco AAA CLO Floating Rate Note ETF and Invesco Short Duration Bond ETF also manage other ETFs on behalf of the Adviser that are overseen by the Board, and that the Board is familiar with the background and experience of the portfolio managers of these Funds. The Trustees noted that the portfolio managers of the Invesco Municipal Strategic Income ETF and Invesco High Yield Select ETF do not manage other ETFs on behalf of the Adviser that are overseen by the Board, but that the Board received information from the Adviser regarding the structure and experience of the portfolio management teams for the Funds.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Sub-Advisers to each Fund under the Sub-Advisory Agreement were expected to be appropriate and reasonable.

Fees and Expenses. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Advisory Agreement for each Fund, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees considered whether the sub-advisory fee rate for each Fund is reasonable in relation to the proposed services to be provided to, and the product strategy of, the Fund, and they concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that Invesco Advisers, Inc. will receive management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser will waive its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees considered that Invesco Advisers, Inc. may participate in soft dollar arrangements for certain Funds, but that the Sub-Advisers generally do not expect to use or generate soft dollars with respect to the Funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they would derive from their relationships with the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits to be received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

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Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

At a meeting held on April 18, 2023, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco Active U.S. Real Estate ETF	Invesco Moderately Conservative Multi-Asset Allocation ETF
Invesco Balanced Multi-Asset Allocation ETF	Invesco Multi-Sector Bond Income Factor ETF
Invesco Conservative Multi-Asset Allocation ETF	Invesco Real Assets ESG ETF
Invesco Corporate Bond Factor ETF	Invesco S&P 500® Downside Hedged ETF
Invesco Growth Multi-Asset Allocation ETF	Invesco Short-Term Bond Factor ETF
Invesco High Yield Bond Factor ETF	Invesco Total Return Bond ETF
Invesco Intermediate Bond Factor ETF	Invesco Variable Rate Investment Grade ETF

Also at the April 18, 2023 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following Funds (the “Sub-Advisory Agreement”):

Invesco Active U.S. Real Estate ETF	Invesco Moderately Conservative Multi-Asset Allocation ETF
Invesco Balanced Multi-Asset Allocation ETF	Invesco Multi-Sector Bond Income Factor ETF
Invesco Conservative Multi-Asset Allocation ETF	Invesco Real Assets ESG ETF
Invesco Corporate Bond Factor ETF	Invesco Short-Term Bond Factor ETF
Invesco Growth Multi-Asset Allocation ETF	Invesco Total Return Bond ETF
Invesco High Yield Bond Factor ETF	Invesco Variable Rate Investment Grade ETF
Invesco Intermediate Bond Factor ETF

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.

The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year, five-year and since-inception periods, in the 3rd quartile of its Lipper peer group for the three-year period and in the 1st quartile of its Lipper peer group for the ten-year period.

The Trustees reviewed information on the performance of Invesco Balanced Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Balanced Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year,

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three-year, five-year and since-inception (February 23, 2017) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund outperformed the Custom Invesco Balanced Allocation ETF Index for each period, outperformed the S&P 500® Index for the one-year period and underperformed the S&P 500® Index for the three-year, five-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period, in the 2nd quartile of its Lipper peer group for the three-year and five-year periods and in the 3rd quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco Conservative Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Conservative Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 23, 2017) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund outperformed the Custom Invesco Conservative Allocation ETF Index for each period, outperformed the S&P 500® Index for the one-year period and underperformed the S&P 500® Index for the three-year, five-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year and five-year periods and ranked in the 2nd quartile of its Lipper peer group for the three-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Growth Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Growth Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 23, 2017) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund outperformed the Custom Invesco Growth Allocation ETF Index for each period, outperformed the S&P 500® Index for the one-year period and underperformed the S&P 500® Index for the three-year, five-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco High Yield Bond Factor ETF, its benchmark index (Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 2, 2020) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period and ranked in the 3rd quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco Moderately Conservative Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Moderately Conservative Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 23, 2017) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund outperformed the Custom Invesco Moderately Conservative Allocation ETF Index for each period, outperformed the S&P 500® Index for the one-year period and underperformed the S&P 500® Index for the three-year, five-year and since-inception periods. The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period and ranked in the 1st quartile of its Lipper peer group for the three-year, five-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Real Assets ESG ETF, its benchmark indexes (S&P U.S., Canada & Mexico Real Assets Equity Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 22, 2020) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund underperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for each period and outperformed the S&P 500® Index for each period. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period and ranked in the 1st quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (December 6, 2012) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index for each period, outperformed the S&P 500® Index for the one-year period, underperformed the S&P 500® Index for the three-year, five-year, ten-year and since-inception periods, underperformed the U.S. 3 Month Treasury Bill Index for the one-year period and outperformed the U.S. 3 Month Treasury Bill Index for the three-year, five-year, ten-year and since-inception periods.

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The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period and ranked in the 1st quartile of its Lipper peer group for the three-year, five year, ten-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 10, 2016) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three-year, five-year and since-inception periods. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period and ranked in the 1st quartile of its Lipper peer group for the three-year, five year and since-inception periods. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark index (Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the one-year and five-year periods and outperformed its benchmark for the three-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco Real Assets ESG ETF, Invesco S&P 500® Downside Hedged ETF and Invesco Total Return Bond ETF for the one-year period ended December 31, 2022. The Adviser explained the factors that detracted from each Fund’s performance during the period.

The Trustees did not review the performance of Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because those Funds had not commenced operations as of December 31, 2022.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF, the Sub-Advisers. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates the Sub-Advisers (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●

0.05% of the Fund’s average daily net assets for Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Corporate Bond Factor ETF;

●	0.27% of the Fund’s average daily net assets for Invesco Intermediate Bond Factor and Invesco Short-Term Bond Factor ETF;

●	0.30% of the Fund’s average daily net assets for Invesco Variable Rate Investment Grade ETF;

●	0.35% of the Fund’s average daily net assets for Invesco Active U.S. Real Estate ETF;

●	0.39% of the Fund’s average daily net assets for Invesco S&P 500® Downside Hedged ETF, Invesco High Yield Bond Factor ETF and Invesco Multi-Sector Bond Income Factor ETF;

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●	0.50% of the Fund’s average daily net assets for Invesco Total Return Bond ETF; and

●	0.59% of the Fund’s average daily net assets for Invesco Real Assets ESG ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers, open-end index peer funds and open-end actively-managed peer funds, as applicable, as illustrated in the table below.

Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median

Invesco Active U.S. Real Estate ETF	X		X

Invesco Balanced Multi-Asset Allocation ETF	N/A	N/A	X

Invesco Conservative Multi-Asset Allocation ETF	N/A	N/A	X

Invesco Corporate Bond Factor ETF	X		X

Invesco Growth Multi-Asset Allocation ETF	N/A	N/A	X

Invesco High Yield Bond Factor ETF	X	N/A	X

Invesco Intermediate Bond Factor ETF	X		X

Invesco Moderately Conservative Multi-Asset Allocation ETF	N/A	N/A	X

Invesco Multi-Sector Bond Income Factor ETF	X	N/A	X

Invesco Real Assets ESG ETF	N/A	N/A	X

Invesco S&P 500® Downside Hedged ETF	X	N/A	X

Invesco Short-Term Bond Factor ETF	X		X

Invesco Total Return Bond ETF

Invesco Variable Rate Investment Grade ETF

*

The information provided by the Adviser indicated that certain Funds did not have any ETF peers and/or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the Invesco Total Return Bond ETF’s advisory fee and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fee and total expenses for the Fund are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to those of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because the Funds had not yet

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commenced operations as of December 31, 2022. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis. For Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF, the Board noted that it had previously approved the liquidation and termination of each Fund effective on or about June 30, 2023 and considered that the continuation of the Investment Advisory Agreement for such Funds would facilitate the orderly liquidation of the Funds.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Corporate Bond Factor ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco High Yield Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Multi-Sector Bond Income Factor ETF, Invesco Real Assets ESG ETF, Invesco Short-Term Bond Factor ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 18, 2023. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to each Sub-Advised Fund under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Active U.S. Real Estate ETF’s, Invesco Balanced Multi-Asset Allocation ETF’s, Invesco Conservative Multi-Asset Allocation ETF’s, Invesco Growth Multi-Asset Allocation ETF’s, Invesco High Yield Bond Factor ETF’s, Invesco Moderately Conservative Multi-Asset Allocation ETF’s, Invesco Real Assets ESG ETF’s, Invesco Total Return Bond ETF’s and Invesco Variable Rate Investment Grade ETF’s assets and the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.

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Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged or to be charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fee relates to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 18, 2023 meeting, and they noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco High Yield Bond Factor ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Real Assets ESG ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as each Sub-Advised Fund grows and whether fee levels reflect economies of scale for the benefit of the Sub-Advised Fund’s shareholders. The Board considered whether the sub-advisory fee rate for each Sub-Advised Fund was reasonable in relation to the asset size (if any) of the Sub-Advised Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Sub-Advised Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Sub-Advised Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Sub-Advised Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees considered that Invesco Advisers, Inc. may participate in soft-dollar arrangements for certain Sub-Advised Funds, but that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Sub-Advised Funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Sub-Advised Funds. The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund. No single factor was determinative in the Board’s analysis. For Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF, the Board noted that it had previously approved the liquidation and termination of each Fund effective on or about June 30, 2023 and considered that the continuation of the Sub-Advisory Agreement for such Funds would facilitate the orderly liquidation of the Funds.

134

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

At a meeting held on April 18, 2023, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Ultra Short Duration ETF (the “Fund”) and the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for the Fund (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Fund. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Fund is not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers.

The Trustees reviewed information on the performance of the Fund, its benchmark index (ICE BofA US Treasury Bill Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year, ten-year and since-inception (February 12, 2008) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for the five-year, ten-year and since-inception periods, and underperformed its benchmark for the one-year and three-year periods. The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year and since-inception periods, in the 2nd quartile of its Lipper peer group for the three-year period and ranked in the 1st quartile of its Lipper peer group for the five-year and ten-year periods. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent and the Sub-Advisers. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios. The Trustees noted that the annual contractual advisory fee charged to the Fund is 0.20% and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets, until at least August 31, 2025.

The Trustees compared the Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper databases on the net advisory fees and net expense ratios of comparable ETFs, an open-end (non-ETF) index fund and open-end (non-ETF) actively-managed funds. The Trustees noted that the Fund’s contractual advisory fee was equal to the median net advisory fees of its open-end actively managed peer funds and was higher than the median net advisory fees of its ETF peer

135

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

funds and the net advisory fee of its open-end index peer fund. The Trustees also noted that the Fund’s net expense ratio was above the median net expense ratios of its ETF peer funds and open-end index peer fund and lower than the median net expense ratio of its open-end actively-managed peer funds.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to that of the Fund. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Fund and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Fund requires substantially more labor and expense.

Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of the Fund were reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed the Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser. The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by the Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in the Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the flat advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Fund, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Fund. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Fund’s securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as the Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that the Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the Fund at a meeting held on April 18, 2023. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

136

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the Fund’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Fund.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by each Sub-Adviser to the Fund under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fee relates to the overall advisory fee for the Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 18, 2023 meeting, and they noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the Fund, the Trustees considered the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Board considered whether the sub-advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Fund’s and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to the Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Fund and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Fund. The Board concluded that the sub-advisory fee with respect to the Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

137

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-10	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2023 IVRA Invesco Real Assets ESG ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 24, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

•	The Fund’s investment strategy remained appropriate for an open-end fund;

•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Fund did not breach the 15% limit on Illiquid Investments; and

•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

3

Invesco Real Assets ESG ETF (IVRA)

April 30, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.55%
Consumer Staples-2.28%
Archer-Daniels-Midland Co.	916	$71,521

Energy-26.19%
Cameco Corp. (Canada)	982	26,970
Cheniere Energy, Inc.	824	126,072
Enbridge, Inc. (Canada)	4,246	168,644
Keyera Corp. (Canada)	3,957	93,010
Kinder Morgan, Inc.	876	15,024
ONEOK, Inc.	1,425	93,209
Pembina Pipeline Corp. (Canada)(b)	2,640	86,813
Targa Resources Corp.	1,429	107,932
TC Energy Corp. (Canada)(b)	1,303	54,097
Williams Cos., Inc. (The)	1,603	48,507

		820,278

Materials-8.72%
Canfor Corp. (Canada)(c)	3,927	58,950
Corteva, Inc.	942	57,575
Interfor Corp. (Canada)(c)	3,568	55,928
Nutrien Ltd. (Canada)	1,252	86,762
West Fraser Timber Co. Ltd. (Canada)	194	14,018

		273,233

Real Estate-56.36%
Alexandria Real Estate Equities, Inc.	502	62,338
American Homes 4 Rent, Class A	779	25,910
American Tower Corp.	979	200,098
AvalonBay Communities, Inc.	291	52,488
Camden Property Trust	800	88,040
Crown Castle, Inc.	726	89,363
CubeSmart	310	14,102
Digital Realty Trust, Inc.	845	83,782
Equinix, Inc.	127	91,958
Equity Residential	749	47,374
Healthpeak Properties, Inc.	3,289	72,259
Kilroy Realty Corp.	2,446	71,521
Mid-America Apartment Communities, Inc.	160	24,608
Prologis, Inc.	1,655	207,289
Public Storage	218	64,273
Regency Centers Corp.	1,643	100,930
Rexford Industrial Realty, Inc.	1,323	73,784
RioCan REIT (Canada)	3,000	46,406

Investment Abbreviations:
REIT -Real Estate Investment Trust

	Shares	Value
Real Estate-(continued)
SBA Communications Corp., Class A	408	$106,443
Simon Property Group, Inc.	314	35,582
Summit Hotel Properties, Inc.	3,636	23,416
Sun Communities, Inc.	337	46,819
UDR, Inc.	1,407	58,151
W.P. Carey, Inc.(b)	547	40,587
Welltower, Inc.	478	37,867

		1,765,388

Utilities-6.00%
CenterPoint Energy, Inc.	2,751	83,823
Essential Utilities, Inc.	1,636	69,857
Sempra Energy	220	34,208

		187,888

Total Common Stocks & Other Equity Interests (Cost $3,057,842)		3,118,308

Money Market Funds-0.37%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(d)(e) (Cost $11,621)	11,621	11,621

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $3,069,463)		3,129,929

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.87%
Invesco Private Government Fund, 4.83%(d)(e)(f)	51,459	51,459
Invesco Private Prime Fund, 4.99%(d)(e)(f)	132,323	132,323

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $183,800)		183,782

TOTAL INVESTMENTS IN SECURITIES-105.79% (Cost $3,253,263)		3,313,711
OTHER ASSETS LESS LIABILITIES-(5.79)%		(181,235)

NET ASSETS-100.00%		$3,132,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Real Assets ESG ETF (IVRA)–(continued)

April 30, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$7,655	$164,665	$(160,699)	$-	$ -	$11,621	$299

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	396,934	(345,475)	-	-	51,459	648	*

Invesco Private Prime Fund	-	986,107	(853,756)	(18)	(10)	132,323	1,752	*

Total	$7,655	$1,547,706	$(1,359,930)	$(18)	$(10)	$195,403	$2,699

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

Canada	22.08%

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2023

Real Estate	56.36

Energy	26.19

Materials	8.72

Utilities	6.00

Consumer Staples	2.28

Money Market Funds Plus Other Assets Less Liabilities	0.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Invesco Real Assets ESG ETF (IVRA)
Assets:
Unaffiliated investments in securities, at value(a)	$3,118,308
Affiliated investments in securities, at value	195,403
Foreign currencies, at value	753
Receivable for:
Dividends	3,303
Securities lending	27

Total assets	3,317,794

Liabilities:
Payable for:
Investments purchased	4
Collateral upon return of securities loaned	183,800
Accrued unitary management fees	1,514

Total liabilities	185,318

Net Assets	$3,132,476

Net assets consist of:
Shares of beneficial interest	$3,161,267
Distributable earnings (loss)	(28,791)

Net Assets	$3,132,476

Shares outstanding (unlimited amount authorized, $0.01 par value)	230,001
Net asset value	$13.62

Market price	$13.61

Unaffiliated investments in securities, at cost	$3,057,842

Affiliated investments in securities, at cost	$195,421

Foreign currencies, at cost	$753

(a) Includes securities on loan with an aggregate value of:	$178,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Invesco Real Assets ESG ETF (IVRA)
Investment income:
Unaffiliated dividend income	$54,556
Affiliated dividend income	299
Securities lending income, net	262
Foreign withholding tax	(2,212)

Total investment income	52,905

Expenses:
Unitary management fees	9,199

Less: Waivers	(6)

Net expenses	9,193

Net investment income	43,712

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(59,733)
Affiliated investment securities	(10)
Foreign currencies	100

Net realized gain (loss)	(59,643)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	183,550
Affiliated investment securities	(18)
Foreign currencies	(18)

Change in net unrealized appreciation	183,514

Net realized and unrealized gain	123,871

Net increase in net assets resulting from operations	$167,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	Invesco Real Assets ESG ETF (IVRA)
	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Operations:
Net investment income	$43,712	$59,081
Net realized gain (loss)	(59,643)	(35,703)
Change in net unrealized appreciation (depreciation)	183,514	(362,454)

Net increase (decrease) in net assets resulting from operations	167,583	(339,076)

Distributions to Shareholders from:
Distributable earnings	(37,269)	(122,551)

Shareholder Transactions:
Proceeds from shares sold	-	1,529,409

Net increase in net assets resulting from share transactions	-	1,529,409

Net increase in net assets	130,314	1,067,782

Net assets:
Beginning of period	3,002,162	1,934,380

End of period	$3,132,476	$3,002,162

Changes in Shares Outstanding:
Shares sold	-	100,000
Shares outstanding, beginning of period	230,001	130,001

Shares outstanding, end of period	230,001	230,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Financial Highlights

Invesco Real Assets ESG ETF (IVRA)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	For the Period December 17, 2020(a) Through October 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$13.05		$14.88	$12.00

Net investment income(b)	0.19		0.29	0.22
Net realized and unrealized gain (loss) on investments	0.54		(1.43)	3.04

Total from investment operations	0.73		(1.14)	3.26

Distributions to shareholders from:
Net investment income	(0.16)		(0.29)	(0.38)
Net realized gains	-		(0.40)	-

Total distributions	(0.16)		(0.69)	(0.38)

Net asset value at end of period	$13.62		$13.05	$14.88

Market price at end of period(c)	$13.61		$13.10	$14.96

Net Asset Value Total Return(d)	5.63%		(8.01)%	27.65	%(e)
Market Price Total Return(d)	5.15%		(8.16)%	28.33	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,132		$3,002	$1,934
Ratio to average net assets of:
Expenses	0.59	%(f)	0.59%	0.60	%(f)
Net investment income	2.80	%(f)	2.02%	1.86	%(f)
Portfolio turnover rate(g)	48%		82%	52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 22, 2020, the first day of trading on the exchange) to October 31, 2021 was 32.40%. The market price total return from Fund Inception to October 31, 2021 was 32.53%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2023

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco Real Assets ESG ETF (IVRA) (the “Fund”).

The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for (1) select recently disclosed portfolio holdings (“Strategy Components”), (2) an amount of cash corresponding to the value of ETFs that convey information about the types of instruments in which the Fund invests (“Representative ETFs”) and (3) cash and cash equivalents, which, together with the Strategy Components and Representative ETFs, constitute the “Tracking Basket”. Except when aggregated in Creation Units by authorized participants (“APs”), Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek capital appreciation with a secondary objective of current income.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value. Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the

10

closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the

11

Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including payments to Invesco Advisers, Inc. (the “Affiliated Sub-Adviser” or “Invesco”), the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers

12

that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Securities Lending - The Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown on the Statement of Assets and Liabilities.

Invesco, an affiliate of the Adviser, serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent the Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, the Fund paid Invesco $1 in fees for securities lending agent services. Fees paid to Invesco for securities lending agent services are included in Securities lending income on the Statement of Operations.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

K.	Other Risks

ADR Risk. The Fund may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may

13

be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the Fund provides certain other information intended to allow market participants to estimate the value of positions in Fund shares. Although this information is designed to facilitate arbitrage opportunities in Shares to reduce bid/ask spread and minimize discounts or premiums between the market price and the NAV of the Shares, there is no guarantee the Fund’s arbitrage mechanism will operate as intended and that the Fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Fund’s performance.

Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

ESG Risk. Because the Fund evaluates ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under the Fund’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Fluctuation of Net Asset Value and Share Price Risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The Shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Shares may result in the Shares trading significantly above (at a premium) or below (at a discount)

14

NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Industry Concentration Risk. The Fund is concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it was diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below) applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to the Fund’s NAV.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Transparent Actively Managed Fund Risk. The Fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Tracking Basket is comprised of: (1) Strategy Components; (2) Representative ETFs; and (3) cash and cash equivalents.

The Fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of NAV per share at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms. Given the differences between the Fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of the Fund may vary significantly from NAV, and that the Shares may trade at a wider bid/ask spread—and therefore cost investors more to trade–than shares of other ETFs. These risks are heightened during periods of market disruption or volatility. Similarly to mutual funds and other ETFs, the Fund discloses the complete schedule of its portfolio holdings on Form N-PORT after its first and third fiscal quarters and in shareholder reports after its second and fourth fiscal quarters.

Real Assets Companies Risk. Investments in real assets companies may involve a higher degree of risk, including significant financial, operating, and competitive risks, and may expose the Fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary,

15

sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Halt Risk. There may be circumstances where a security held in the Fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If the Adviser or the Affiliated Sub-Adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and the Adviser or the Sub-Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. If securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Adviser would promptly request the Cboe BZX Exchange, Inc. (the “Exchange”) to halt trading on the Fund, meaning that investors would not be able to trade the Shares. Moreover, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs, providing certain clerical, bookkeeping and other administrative services, and oversight of the Affiliated Sub-Adviser.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.59% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including payments to the Affiliated Sub-Adviser, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser. The sub-advisory fee for the Fund is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2023, the Adviser waived fees of $6.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

16

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,118,308	$-	$-	$3,118,308

Money Market Funds	11,621	183,782	-	195,403

Total Investments	$3,129,929	$183,782	$-	$3,313,711

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2022, as follows:

No expiration
Short-Term	Long-Term	Total

$11,905	$-	$11,905

NOTE 6–Investment Transactions

For the six months ended April 30, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $1,494,102 and $1,486,992, respectively.

For the six months ended April 30, 2023, in-kind transactions associated with creations and redemptions were $0 and $0, respectively.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of April 30, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Federal Tax Cost	$3,277,394

Aggregate unrealized appreciation of investments	216,782

Aggregate unrealized (depreciation) of investments	(180,465)

Net unrealized appreciation of investments	$36,317

Cost of investments for tax purposes is $3,277,394.

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

17

NOTE 8–Capital

Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for the Strategy Components included in the Fund’s Tracking Basket, together with an amount of cash corresponding to the value of the Representative ETFs and cash and cash equivalents that form the remainder of the Tracking Basket. However, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Fund issues or redeems Creation Units in-kind, the Fund may issue Shares in advance of receipt of the underlying securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital. Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

18

Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Real Assets ESG ETF (the “Fund”), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Real Assets ESG ETF (IVRA)

Actual	$1,000.00	$1,056.30	0.59%	$3.01

Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.59	2.96

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

19

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 18, 2023, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco Active U.S. Real Estate ETF	Invesco Moderately Conservative Multi-Asset Allocation ETF
Invesco Balanced Multi-Asset Allocation ETF	Invesco Multi-Sector Bond Income Factor ETF
Invesco Conservative Multi-Asset Allocation ETF	Invesco Real Assets ESG ETF
Invesco Corporate Bond Factor ETF	Invesco S&P 500® Downside Hedged ETF
Invesco Growth Multi-Asset Allocation ETF	Invesco Short-Term Bond Factor ETF
Invesco High Yield Bond Factor ETF	Invesco Total Return Bond ETF
Invesco Intermediate Bond Factor ETF	Invesco Variable Rate Investment Grade ETF

Also at the April 18, 2023 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following Funds (the “Sub-Advisory Agreement”):

Invesco Active U.S. Real Estate ETF	Invesco Moderately Conservative Multi-Asset Allocation ETF
Invesco Balanced Multi-Asset Allocation ETF	Invesco Multi-Sector Bond Income Factor ETF
Invesco Conservative Multi-Asset Allocation ETF	Invesco Real Assets ESG ETF
Invesco Corporate Bond Factor ETF	Invesco Short-Term Bond Factor ETF
Invesco Growth Multi-Asset Allocation ETF	Invesco Total Return Bond ETF
Invesco High Yield Bond Factor ETF	Invesco Variable Rate Investment Grade ETF
Invesco Intermediate Bond Factor ETF

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.

The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year, five-year and since-inception periods, in the 3rd quartile of its Lipper peer group for the three-year period and in the 1st quartile of its Lipper peer group for the ten-year period.

The Trustees reviewed information on the performance of Invesco Balanced Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Balanced Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year,

20

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

three-year, five-year and since-inception (February 23, 2017) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund outperformed the Custom Invesco Balanced Allocation ETF Index for each period, outperformed the S&P 500® Index for the one-year period and underperformed the S&P 500® Index for the three-year, five-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period, in the 2nd quartile of its Lipper peer group for the three-year and five-year periods and in the 3rd quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco Conservative Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Conservative Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 23, 2017) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund outperformed the Custom Invesco Conservative Allocation ETF Index for each period, outperformed the S&P 500® Index for the one-year period and underperformed the S&P 500® Index for the three-year, five-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year and five-year periods and ranked in the 2nd quartile of its Lipper peer group for the three-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Growth Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Growth Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 23, 2017) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund outperformed the Custom Invesco Growth Allocation ETF Index for each period, outperformed the S&P 500® Index for the one-year period and underperformed the S&P 500® Index for the three-year, five-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco High Yield Bond Factor ETF, its benchmark index (Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 2, 2020) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period and ranked in the 3rd quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco Moderately Conservative Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Moderately Conservative Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 23, 2017) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund outperformed the Custom Invesco Moderately Conservative Allocation ETF Index for each period, outperformed the S&P 500® Index for the one-year period and underperformed the S&P 500® Index for the three-year, five-year and since-inception periods. The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period and ranked in the 1st quartile of its Lipper peer group for the three-year, five-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Real Assets ESG ETF, its benchmark indexes (S&P U.S., Canada & Mexico Real Assets Equity Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 22, 2020) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund underperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for each period and outperformed the S&P 500® Index for each period. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period and ranked in the 1st quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (December 6, 2012) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index for each period, outperformed the S&P 500® Index for the one-year period, underperformed the S&P 500® Index for the three-year, five-year, ten-year and since-inception periods, underperformed the U.S. 3 Month Treasury Bill Index for the one-year period and outperformed the U.S. 3 Month Treasury Bill Index for the three-year, five-year, ten-year and since-inception periods.

21

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period and ranked in the 1st quartile of its Lipper peer group for the three-year, five year, ten-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 10, 2016) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three-year, five-year and since-inception periods. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period and ranked in the 1st quartile of its Lipper peer group for the three-year, five year and since-inception periods. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark index (Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2022. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for the one-year and five-year periods and outperformed its benchmark for the three-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco Real Assets ESG ETF, Invesco S&P 500® Downside Hedged ETF and Invesco Total Return Bond ETF for the one-year period ended December 31, 2022. The Adviser explained the factors that detracted from each Fund’s performance during the period.

The Trustees did not review the performance of Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because those Funds had not commenced operations as of December 31, 2022.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF, the Sub-Advisers. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates the Sub-Advisers (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

•

0.05% of the Fund’s average daily net assets for Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF;

•	0.22% of the Fund’s average daily net assets for Invesco Corporate Bond Factor ETF;

•	0.27% of the Fund’s average daily net assets for Invesco Intermediate Bond Factor and Invesco Short-Term Bond Factor ETF;

•	0.30% of the Fund’s average daily net assets for Invesco Variable Rate Investment Grade ETF;

•	0.35% of the Fund’s average daily net assets for Invesco Active U.S. Real Estate ETF;

•	0.39% of the Fund’s average daily net assets for Invesco S&P 500® Downside Hedged ETF, Invesco High Yield Bond Factor ETF and Invesco Multi-Sector Bond Income Factor ETF;

22

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

•	0.50% of the Fund’s average daily net assets for Invesco Total Return Bond ETF; and

•	0.59% of the Fund’s average daily net assets for Invesco Real Assets ESG ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers, open-end index peer funds and open-end actively-managed peer funds, as applicable, as illustrated in the table below.

Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median

Invesco Active U.S. Real Estate ETF	X		X

Invesco Balanced Multi-Asset Allocation ETF	N/A	N/A	X

Invesco Conservative Multi-Asset Allocation ETF	N/A	N/A	X

Invesco Corporate Bond Factor ETF	X		X

Invesco Growth Multi-Asset Allocation ETF	N/A	N/A	X

Invesco High Yield Bond Factor ETF	X	N/A	X

Invesco Intermediate Bond Factor ETF	X		X

Invesco Moderately Conservative Multi-Asset Allocation ETF	N/A	N/A	X

Invesco Multi-Sector Bond Income Factor ETF	X	N/A	X

Invesco Real Assets ESG ETF	N/A	N/A	X

Invesco S&P 500® Downside Hedged ETF	X	N/A	X

Invesco Short-Term Bond Factor ETF	X		X

Invesco Total Return Bond ETF

Invesco Variable Rate Investment Grade ETF

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the Invesco Total Return Bond ETF’s advisory fee and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fee and total expenses for the Fund are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to those of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because the Funds had not yet

23

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

commenced operations as of December 31, 2022. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis. For Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF, the Board noted that it had previously approved the liquidation and termination of each Fund effective on or about June 30, 2023 and considered that the continuation of the Investment Advisory Agreement for such Funds would facilitate the orderly liquidation of the Funds.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Corporate Bond Factor ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco High Yield Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Multi-Sector Bond Income Factor ETF, Invesco Real Assets ESG ETF, Invesco Short-Term Bond Factor ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 18, 2023. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to each Sub-Advised Fund under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Active U.S. Real Estate ETF’s, Invesco Balanced Multi-Asset Allocation ETF’s, Invesco Conservative Multi-Asset Allocation ETF’s, Invesco Growth Multi-Asset Allocation ETF’s, Invesco High Yield Bond Factor ETF’s, Invesco Moderately Conservative Multi-Asset Allocation ETF’s, Invesco Real Assets ESG ETF’s, Invesco Total Return Bond ETF’s and Invesco Variable Rate Investment Grade ETF’s assets and the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.

24

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged or to be charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fee relates to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 18, 2023 meeting, and they noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco High Yield Bond Factor ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Real Assets ESG ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as each Sub-Advised Fund grows and whether fee levels reflect economies of scale for the benefit of the Sub-Advised Fund’s shareholders. The Board considered whether the sub-advisory fee rate for each Sub-Advised Fund was reasonable in relation to the asset size (if any) of the Sub-Advised Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Sub-Advised Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Sub-Advised Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Sub-Advised Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees considered that Invesco Advisers, Inc. may participate in soft-dollar arrangements for certain Sub-Advised Funds, but that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Sub-Advised Funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Sub-Advised Funds. The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund. No single factor was determinative in the Board’s analysis. For Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF, the Board noted that it had previously approved the liquidation and termination of each Fund effective on or about June 30, 2023 and considered that the continuation of the Sub-Advisory Agreement for such Funds would facilitate the orderly liquidation of the Funds.

25

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-6	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2023 IMSI Invesco Municipal Strategic Income ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 24, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

●	The Fund’s investment strategy remained appropriate for an open-end fund;

●	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Fund did not breach the 15% limit on Illiquid Investments; and

●	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

3

Invesco Municipal Strategic Income ETF (IMSI)

April 30, 2023
(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.73%
Alabama-3.06%
Black Belt Energy Gas District (The), Series 2022 C-1, RB(a)	5.25%	06/01/2029	$500	$531,428
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining), Series 2019 A, Ref. IDR(b)	4.50%	05/01/2032	427	391,832

				923,260

Arizona-3.31%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2022, RB(a)(c)	5.00%	09/01/2027	500	521,146
Pima (County of), AZ Industrial Development Authority (American Leadership Academy), Series 2022, Ref. RB(b)	4.00%	06/15/2031	500	474,986

				996,132

California-11.72%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023, RB(a)	5.00%	08/01/2029	1,000	1,061,434
California (State of) Infrastructure & Economic Development Bank, Series 2020, RB(a)(b)(c)	3.65%	01/31/2024	500	498,931
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB(b)(c)	5.00%	07/01/2038	500	521,012
California (State of) Public Finance Authority (Enso Village) (Green Bonds), Series 2021, RB(b)	5.00%	11/15/2036	500	481,887
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	510,639
California County Tobacco Securitization Agency, Series 2020 A, Ref. RB	5.00%	06/01/2024	450	457,851

				3,531,754

Colorado-1.58%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(b)	5.00%	12/01/2037	500	475,408

District of Columbia-1.77%
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB(c)	5.00%	10/01/2037	500	532,342

Florida-4.99%
Lee Memorial Health System, Series 2019 A-1, Ref. RB	4.00%	04/01/2037	1,000	1,005,138
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	500	500,004

				1,505,142

Georgia-3.32%
Main Street Natural Gas, Inc., Series 2018 A, RB(a)	4.00%	09/01/2023	500	500,388
Main Street Natural Gas, Inc., Subseries 2018 D, RB, (1 mo. USD LIBOR + 0.83%)(a)(d)	4.20%	12/01/2023	500	500,850

				1,001,238

Illinois-9.43%
Chicago (City of), IL, Series 2015 A, GO Bonds	5.50%	01/01/2033	250	256,005
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	4.00%	01/01/2035	500	495,002
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	501,192
Illinois (State of), Series 2021 A, RB	4.00%	06/15/2029	580	596,909
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	445	453,059
Illinois (State of) Finance Authority (Uchicago Medicine), Series 2022 B-2, RB(a)	5.00%	08/15/2027	500	538,285

				2,840,452

Indiana-2.49%
Indiana (State of) Finance Authority (United States Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	492,711
Whiting (City of), IN (BP Products N America), Series 2015, RB(a)(c)	4.40%	06/10/2031	250	259,014

				751,725

Iowa-1.63%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(a)	4.00%	12/01/2032	500	492,553

Kentucky-1.61%
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	500	485,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Municipal Strategic Income ETF (IMSI)–(continued)

April 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-3.21%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB(c)	5.00%	11/12/2028	$500	$514,615
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	500	452,034

				966,649

Michigan-1.65%
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB(a)(c)	4.00%	10/01/2026	500	497,149

New Jersey-3.56%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	500	531,938
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB	5.00%	06/01/2033	500	541,347

				1,073,285

New York-10.53%
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	770,258
New York (City of), NY, Subseries 2014 I-2, VRD GO Bonds(e)	3.00%	03/01/2040	500	500,000
New York City Housing Development Corp. (Sustainable development Bonds), Series 2022 2B, RB(a)	3.40%	12/22/2026	500	499,289
New York Transportation Development Corp. (American Airlines, Inc.), Series 2021, Ref. RB(c)	3.00%	08/01/2031	500	437,528
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB(c)	4.00%	10/01/2030	500	493,044
Westchester County Local Development Corp., Series 2021, Ref. RB(b)	2.88%	07/01/2026	500	474,592

				3,174,711

North Dakota-1.30%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	391,539

Ohio-2.55%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB	5.00%	06/01/2055	300	280,054
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC), Series 2017, RB(b)(c)	3.75%	01/15/2028	500	487,548

				767,602

Oregon-2.59%
Portland (Port of), OR (Green Bonds), Series 2023, RB(c)	5.25%	07/01/2039	700	781,102

Pennsylvania-5.06%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	562,464
Montgomery (County of), PA Industrial Development Authority (Constellation Energy), Series 2023 B, Ref. RB	4.10%	06/01/2029	400	408,631
Pennsylvania (State of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(c)	5.50%	06/30/2038	500	554,528

				1,525,623

Puerto Rico-3.21%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	458,634
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(b)	5.00%	07/01/2028	500	508,609

				967,243

Texas-6.36%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB(c)	4.00%	07/15/2041	500	433,880
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	500	488,571
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)), Series 2022 B3, RB	4.25%	10/01/2026	500	491,417
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Series 2016, RB(c)	5.00%	12/31/2045	500	501,722

				1,915,590

Utah-3.38%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(b)	3.25%	03/01/2031	500	445,314
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	5.25%	06/01/2037	500	572,262

				1,017,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Municipal Strategic Income ETF (IMSI)–(continued)

April 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-3.20%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	$500	$459,140
Virginia (Commonwealth of) Small Business Financing Authority, Series 2022, RB(c)	4.00%	07/01/2032	500	504,340

				963,480

Washington-3.32%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	500	508,387
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	493,153

				1,001,540

Wisconsin-3.90%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2040	500	485,977
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	500	398,605
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.00%	12/01/2027	285	291,801

				1,176,383

TOTAL INVESTMENTS IN SECURITIES-98.73% (Cost $29,589,335)				29,755,000
OTHER ASSETS LESS LIABILITIES-1.27%				382,349

NET ASSETS-100.00%				$30,137,349

Investment Abbreviations:

GO	-General Obligation
IDR	-Industrial Development Revenue Bonds
LIBOR	-London Interbank Offered Rate
RB	-Revenue Bonds
Ref.	-Refunding
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $5,248,690, which represented 17.42% of the Fund’s Net Assets.

(c)	Security subject to the alternative minimum tax.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on April 30, 2023.

Portfolio Composition
Credit Sector (% of the Fund’s Total Investments) as of April 30, 2023

Revenue Bonds	87.13

General Obligation Bonds	7.25

Other	5.62

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Invesco Municipal Strategic Income ETF (IMSI)

Assets:
Investments in securities, at value	$29,755,000
Receivable for:
Dividends and interest	391,092
Investments sold	512,103

Total assets	30,658,195

Liabilities:
Due to custodian	11,114
Payable for:
Investments purchased	500,000
Accrued unitary management fees	9,693
Accrued tax expenses	39

Total liabilities	520,846

Net Assets	$30,137,349

Net assets consist of:
Shares of beneficial interest	$30,000,050
Distributable earnings	137,299

Net Assets	$30,137,349

Shares outstanding (unlimited amount authorized, $0.01 par value)	600,001
Net asset value	$50.23

Market price	$50.32

Investments in securities, at cost	$29,589,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Operations

For the period ended April 30, 2023

(Unaudited)

Invesco Municipal Strategic Income ETF (IMSI)(a)

Investment income:
Interest income	$475,206

Total investment income	475,206

Expenses:
Unitary management fees	46,069
Tax expenses	39

Total expenses	46,108

Net investment income	429,098

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(47,129)

Change in net unrealized appreciation on unaffiliated investment securities	165,665

Net realized and unrealized gain	118,536

Net increase in net assets resulting from operations	$547,634

(a)	For the period December 7, 2022 (commencement of investment operations) through April 30, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Changes in Net Assets

For the period ended April 30, 2023

(Unaudited)

Invesco Municipal Strategic Income ETF (IMSI)
Period Ended April 30, 2023(a)
Operations:
Net investment income	$429,098
Net realized gain (loss)	(47,129)
Change in net unrealized appreciation	165,665

Net increase in net assets resulting from operations	547,634

Distributions to Shareholders from:
Distributable earnings	(410,335)

Shareholder Transactions:
Proceeds from shares sold	30,000,050

Net increase in net assets resulting from share transactions	30,000,050

Net increase in net assets	30,137,349

Net assets:
Beginning of period	-

End of period	$30,137,349

Changes in Shares Outstanding:
Shares sold	600,001
Shares outstanding, beginning of period	-

Shares outstanding, end of period	600,001

(a)	For the period December 7, 2022 (commencement of investment operations) through April 30, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Financial Highlights

Invesco Municipal Strategic Income ETF (IMSI)

	For the Period December 7, 2022(a) Through April 30, 2023 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$50.00

Net investment income(b)	0.72
Net realized and unrealized gain on investments	0.19

Total from investment operations	0.91

Distributions to shareholders from:
Net investment income	(0.68)

Net asset value at end of period	$50.23

Market price at end of period(c)	$50.32

Net Asset Value Total Return(d)	1.84	%(e)
Market Price Total Return(d)	2.02	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,137
Ratio to average net assets of:
Expenses	0.39	%(f)
Net investment income	3.63	%(f)
Portfolio turnover rate(g)	82%

(a) Commencement of investment operations.

(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to April 30, 2023 was 1.78%. The market price total return from Fund Inception to April 30, 2023 was 1.56%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2023

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco Municipal Strategic Income Fund (IMSI) (the “Fund”).

The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants (“APs”), Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek current income exempt from federal income tax.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on

11

a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws

12

of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including payments to Invesco Advisers, Inc. (the “Affiliated Sub-Adviser” or “Invesco”), the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are

13

subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a

14

greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below) applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to the Fund’s NAV.

Municipal Issuer Focus Risk. The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

Municipal Securities Risk. The Fund invests in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs, providing certain clerical, bookkeeping and other administrative services, and oversight of the Affiliated Sub-Adviser.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.39% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including payments to the Affiliated Sub-Adviser, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser. The sub-advisory fee for the Fund is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds

15

(including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the period December 7, 2022 (commencement of investment operations) through April 30, 2023, no fees were waived.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the period December 7, 2022 (commencement of investment operations) through April 30, 2023, the Fund engaged in securities purchases of $3,901,863 and securities sales of $8,568,500, which resulted in net realized gains (losses) of $(6,612).

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2023, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 6–Investment Transactions

For the period December 7, 2022 (commencement of investment operations) through April 30, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $48,944,941 and $19,288,387, respectively.

In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. As of April 30, 2023, the cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation (depreciation) was $165,665 consisting of gross appreciation of $285,747 and gross depreciation of $(120,082).

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. The Interested Trustee does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with

16

contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 8–Capital

Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for the deposit or delivery of cash. The Fund also reserves the right to permit or require Creation Units to be issued in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). However, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

17

Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Municipal Strategic Income ETF (the “Fund”), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023(1)	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(2)
Invesco Municipal Strategic Income ETF (IMSI)

Actual	$1,000.00	$1,018.40	0.39%	$1.56

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

(1)

The actual ending account value is based on the actual total return of the Fund for the period December 7, 2022 (commencement of investment operations) through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 7, 2022 (commencement of investment operations) to April 30, 2023. Actual expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 145/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

18

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on September 15, 2022, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Advisory Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco AAA CLO Floating Rate Note ETF, Invesco Municipal Strategic Income ETF, Invesco High Yield Select ETF and Invesco Short Duration Bond ETF (each, a “Fund” and collectively, the “Funds”) and the Investment Sub-Advisory Agreement for each Fund, between the Adviser and the following seven affiliated sub-advisers (the “Sub-Advisory Agreement”): Invesco Advisers, Inc. (as the initial sub-adviser for Invesco Municipal Strategic Income ETF, Invesco High Yield Select ETF and Invesco Short Duration Bond ETF); Invesco Senior Secured Management, Inc. (as the initial sub-adviser for Invesco AAA CLO Floating Rate Note ETF); Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Advisory Agreement

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees considered information regarding each Fund’s investment objective, strategies and process. The Trustees noted other information the Board received and considered at its March 15, 2022 and April 16, 2022 meetings, describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”). The Trustees reviewed information related to the Adviser’s and Sub-Advisers’ portfolio transaction policies and procedures.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and the Sub-Advisers. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for each Fund. The Trustees also noted that, unlike most of the other ETFs for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to each Fund under the Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable actively managed ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and to Adviser-identified select peer funds. The Trustees noted that the Lipper fee data indicated that Invesco AAA CLO Floating Rate Note ETF, Invesco Municipal Strategic Income ETF and Invesco High Yield Select ETF did not have open-end (non-ETF) index peer funds.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as

19

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

compared to the median net expense ratios for the various types of funds in its Lipper peer group and compared to the median net expense ratio of its Adviser-identified select peers as shown below:

Fund	Actively Managed ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)

Invesco AAA CLO Floating Rate Note ETF	Lower than median (9)	N/A (0)	Lower than median (50)	Lower than median (3)

Invesco Municipal Strategic Income ETF	Lower than median (2)	N/A (0)	Lower than median (43)	Lower than median (2)

Invesco High Yield Select ETF	Lower than median (8)	N/A (0)	Lower than median (109)	Lower than median (2)

Invesco Short Duration Bond ETF	Higher than median (11)	Higher than median (3)	Lower than median (95)	Equal to median (6)

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fee, the Trustees also considered the sub-advisory fees to be paid by the Adviser for each Fund. The Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received and considered at its March 15, 2022 and April 6, 2022 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services to be provided to, and product strategy of, each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser is not a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees for affiliated money market cash management vehicles and fees as the Funds’ direct securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Sub-Advisory Agreement for each Fund at a meeting held on September 15, 2022. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided to each Fund under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services to be provided by each Sub-Adviser, the investment approach of each Sub-Adviser whose investment personnel manage

20

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

the Funds, the experience and skills of the investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Trustees noted that the portfolio managers of the Invesco AAA CLO Floating Rate Note ETF and Invesco Short Duration Bond ETF also manage other ETFs on behalf of the Adviser that are overseen by the Board, and that the Board is familiar with the background and experience of the portfolio managers of these Funds. The Trustees noted that the portfolio managers of the Invesco Municipal Strategic Income ETF and Invesco High Yield Select ETF do not manage other ETFs on behalf of the Adviser that are overseen by the Board, but that the Board received information from the Adviser regarding the structure and experience of the portfolio management teams for the Funds.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Sub-Advisers to each Fund under the Sub-Advisory Agreement were expected to be appropriate and reasonable.

Fees and Expenses. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Advisory Agreement for each Fund, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees considered whether the sub-advisory fee rate for each Fund is reasonable in relation to the proposed services to be provided to, and the product strategy of, the Fund, and they concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that Invesco Advisers, Inc. will receive management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser will waive its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees considered that Invesco Advisers, Inc. may participate in soft dollar arrangements for certain Funds, but that the Sub-Advisers generally do not expect to use or generate soft dollars with respect to the Funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they would derive from their relationships with the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits to be received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

21

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-IMSI-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date:	July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date:	July 6, 2023

By:	/s/ Kelli Gallegos
Name:	Kelli Gallegos
Title:	Treasurer

Date:	July 6, 2023